UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

                                                     Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                                     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 661-3500

Date of fiscal year end:     June 30

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.60%
Aerospace & Defense - 1.88%
Boeing Co. (The)	13,300	$2,352,238
TransDigm Group, Inc.+	9,100	2,003,456

		4,355,694

Airlines - 4.97%
Alaska Air Group, Inc.	40,200	3,707,244
Delta Air Lines, Inc.	46,500	2,137,140
JetBlue Airways Corp.*	95,300	1,964,133
United Continental Holdings, Inc.*	52,500	3,708,600

		11,517,117

Auto Components - 2.65%
Delphi Automotive PLC	33,800	2,720,562
Lear Corp.	24,200	3,426,236

		6,146,798

Automobiles - 3.10%
Fiat Chrysler Automobiles NV*+	215,000	2,349,950
General Motors Co.	71,500	2,528,240
Honda Motor Co., Ltd., ADR	76,000	2,299,760

		7,177,950

Beverages - 1.08%
Constellation Brands, Inc., Class A	15,500	2,512,085

Biotechnology - 1.67%
Gilead Sciences, Inc.	26,000	1,765,920
United Therapeutics Corp.*	15,500	2,098,390

		3,864,310

Building Products - 1.47%
Boise Cascade Co.*	45,000	1,201,500
Cree, Inc.*	82,900	2,215,917

		3,417,417

Capital Markets - 0.98%
Morgan Stanley	53,100	2,274,804

Chemicals - 1.56%
Barrick Gold Corp.	133,000	2,525,670
Schulman (A.), Inc.	35,000	1,100,750

		3,626,420

Commercial Banks - 4.23%
Bank of Nova Scotia (The)+	43,000	2,518,510
Canadian Imperial Bank of Commerce/Canada+	27,000	2,327,670

Industry Company	Shares	Value

Commercial Banks (continued)
Regions Financial Corp.	170,000	$2,470,100
Royal Bank of Canada+	34,300	2,500,813

		9,817,093

Commercial Services & Supplies - 2.04%
Brink’s Co. (The)	45,000	2,405,250
Tetra Tech, Inc.	57,000	2,328,450

		4,733,700

Communications Equipment - 0.77%
NETGEAR, Inc.*	35,900	1,778,845

Consumer Finance - 2.12%
Alliance Data Systems Corp.	10,900	2,714,100
Ally Financial, Inc.	107,900	2,193,607

		4,907,707

Containers & Packaging - 2.31%
Crown Holdings, Inc.*	54,800	2,901,660
Owens-Illinois, Inc.*	120,500	2,455,790

		5,357,450

Diversified Consumer Services - 0.53%
DeVry Education Group, Inc.	34,700	1,230,115

Diversified Financial Services - 3.07%
Bank of America Corp.	124,000	2,925,160
Citigroup, Inc.	42,000	2,512,440
MoneyGram International, Inc.*	100,000	1,681,000

		7,118,600

Diversified Telecommunication Services - 1.24%
Windstream Holdings, Inc.+	529,278	2,884,565

Electronic Equipment, Instruments & Components - 2.07%
Fabrinet*	29,000	1,218,870
Itron, Inc.*	18,000	1,092,600
TTM Technologies, Inc.*	155,000	2,500,150

		4,811,620

Food & Staples Retailing - 1.00%
Andersons, Inc. (The)	30,500	1,155,950
Kroger Co. (The)	39,600	1,167,804

		2,323,754

Food Products - 2.18%
Fresh Del Monte Produce, Inc.	44,500	2,635,735

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food Products (continued)
Ingredion, Inc.	20,000	$2,408,600

		5,044,335

Gas Utilities - 0.18%
Just Energy Group, Inc.	65,167	407,946

Health Care Equipment & Supplies - 1.02%
Baxter International, Inc.	45,700	2,370,002

Health Care Providers & Services - 7.31%
AmerisourceBergen Corp.	28,000	2,478,000
Cardinal Health, Inc.	26,600	2,169,230
HCA Holdings, Inc.*	27,500	2,447,225
Insperity, Inc.	29,900	2,650,635
Kindred Healthcare, Inc.	145,000	1,210,750
Mallinckrodt PLC*	29,000	1,292,530
UnitedHealth Group, Inc.	14,200	2,328,942
WellCare Health Plans, Inc.*	17,000	2,383,570

		16,960,882

Hotels, Restaurants & Leisure - 1.26%
Darden Restaurants, Inc.	35,000	2,928,450

Household Products - 3.54%
Central Garden & Pet Co., Class A*	92,700	3,218,544
Spectrum Brands Holdings, Inc.+	18,600	2,585,586
Tupperware Brands Corp.	38,400	2,408,448

		8,212,578

Insurance - 1.38%
Prudential Financial, Inc.	30,000	3,200,400

Internet & Catalog Retail - 0.87%
Groupon, Inc.*+	515,000	2,023,950

Internet Software & Services - 1.06%
F5 Networks, Inc.*	17,300	2,466,461

IT Services - 1.07%
Teradata Corp.*	80,000	2,489,600

Leisure Equipment & Products - 1.51%
LCI Industries	17,000	1,696,600
Polaris Industries, Inc.+	21,500	1,801,700

		3,498,300

Machinery - 0.45%
Titan International, Inc.	100,000	1,034,000

Materials - 1.69%
Trinseo SA	58,400	3,918,640

Industry Company	Shares	Value

Media - 4.28%
DISH Network Corp., Class A*	38,200	$2,425,318
Shaw Communications, Inc., Class B+	106,500	2,206,680
Tribune Media Co., Class A	74,500	2,776,615
Viacom, Inc., Class B	54,000	2,517,480

		9,926,093

Metals & Mining - 2.03%
AK Steel Holding Corp.*+	298,100	2,143,339
Constellium NV, Class A*	154,700	1,005,550
Silver Wheaton Corp.	75,000	1,563,000

		4,711,889

Office Electronics - 1.01%
Xerox Corp.	317,900	2,333,386

Oil, Gas & Consumable Fuels - 4.00%
BP PLC, ADR	62,000	2,140,240
EOG Resources, Inc.	22,500	2,194,875
McDermott International, Inc.*	291,300	1,966,275
SunCoke Energy, Inc.*	94,000	842,240
Williams Cos., Inc. (The)	72,000	2,130,480

		9,274,110

Paper & Forest Products - 0.52%
Neenah Paper, Inc.	16,000	1,195,200

Real Estate Investment Trusts (REITs) - 1.15%
American Tower Corp.	22,000	2,673,880

Real Estate Management & Development - 1.01%
CalAtlantic Group, Inc.	62,500	2,340,625

Road & Rail - 1.51%
ArcBest Corp.	41,000	1,066,000
Expeditors International of Washington, Inc.	43,000	2,429,070

		3,495,070

Semiconductors & Semiconductor Equipment - 6.02%
Advanced Micro Devices, Inc.*+	318,500	4,634,175
Lam Research Corp.	18,100	2,323,316
NVIDIA Corp.	45,600	4,967,208
QUALCOMM, Inc.	35,400	2,029,836

		13,954,535

Software - 2.23%
Activision Blizzard, Inc.	58,000	2,891,880

2	Quarterly Report | March 31, 2017 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Software (continued)
Akamai Technologies, Inc.*		38,000	$2,268,600

			5,160,480

Specialty Retail - 5.22%
Best Buy Co., Inc.		63,500	3,121,025
Burlington Stores, Inc.*		25,000	2,432,250
Children’s Place, Inc. (The)		28,000	3,361,400
Pier 1 Imports, Inc.		131,100	938,676
Pinnacle Entertainment, Inc.*		65,760	1,283,635
Tailored Brands, Inc.+		64,000	956,160

			12,093,146

Telecommunication Services - 2.12%
America Movil SAB de CV, Class L, ADR+		174,800	2,476,916
T-Mobile US, Inc.*		37,700	2,435,043

			4,911,959

Thrifts & Mortgage Finance - 0.53%
Ocwen Financial Corp.*+		225,000	1,230,750

Trading Companies & Distributors - 4.71%
AerCap Holdings NV*		26,800	1,231,996
H&E Equipment Services, Inc.		48,500	1,189,220
HD Supply Holdings, Inc.*		53,600	2,204,300
Rush Enterprises, Inc., Class A*		43,700	1,445,596
United Rentals, Inc.*		38,700	4,839,435

			10,910,547

TOTAL COMMON STOCKS - 98.60%			228,623,258

(Cost $201,220,049)

EXCHANGE TRADED NOTE - 1.50%
Exchange Traded Note - 1.50%
VelocityShares Daily Inverse VIX Short Term ETN*+		47,700	3,483,531

TOTAL EXCHANGE TRADED NOTE - 1.50%			3,483,531

(Cost $998,648)

Rate^		Shares	Value

MONEY MARKET FUND - 2.40%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	5,553,711	5,553,711

TOTAL MONEY MARKET FUND - 2.40%			5,553,711

(Cost $5,553,711)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.97%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	27,752,037	$27,752,037

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.97%			27,752,037

(Cost $27,752,037)
TOTAL INVESTMENTS - 114.47%			$265,412,537

(Cost $235,524,445)
Liabilities in Excess of Other Assets - (14.47%)			(33,545,001)

NET ASSETS - 100.00%			$231,867,536

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.
^	Rate disclosed as of March 31, 2017.
+	This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $26,772,927 as of March 31, 2017.

ETN - Exchange Traded Note

PLC - Public Limited Company

ADR - American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$228,623,258	$—	$—	$228,623,258
Exchange Traded Note	3,483,531	—	—	3,483,531
Money Market Fund	—	5,553,711	—	5,553,711
Investments Purchased with Cash Proceeds from Securities Lending	—	27,752,037	—	27,752,037

TOTAL	$232,106,789	$33,305,748	$—	$265,412,537

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.67%
Air Freight & Logistics - 1.48%
Radiant Logistics, Inc.*	306,600	$1,533,000

Auto Components - 1.89%
China Automotive Systems, Inc.*+	60,000	299,400
China XD Plastics Co., Ltd.*	86,300	422,870
SORL Auto Parts, Inc.*+	102,500	395,650
Spartan Motors, Inc.	105,000	840,000

		1,957,920

Beverages - 0.01%
Reed’s, Inc.*	2,600	10,790

Biotechnology - 2.11%
Leap Therapeutics, Inc.*+	29,800	273,564
MEI Pharma, Inc.*	195,850	317,277
Nexvet Biopharma PLC*	44,400	172,716
Novelion Therapeutics, Inc.*+	18,600	199,764
Onconova Therapeutics, Inc.*+	16,700	50,601
Pfenex, Inc.*	151,600	880,796
Verastem, Inc.*	135,800	281,106
Vical, Inc.*	4,896	10,918

		2,186,742

Building Products - 0.03%
Continental Materials Corp.*	1,350	33,210

Capital Markets - 3.09%
Capitala Finance Corp.+	133,400	1,915,624
KCAP Financial, Inc.+	267,300	1,087,911
Monroe Capital Corp.+	12,060	189,704

		3,193,239

Chemicals - 0.48%
China Green Agriculture, Inc.*	85,600	111,280
Core Molding Technologies, Inc.*	300	5,349
Flexible Solutions International, Inc.*	4,507	6,715
Gulf Resources, Inc.*	209,000	372,020

		495,364

Commercial Banks - 8.63%
ACNB Corp.+	5,200	150,020
C&F Financial Corp.	6,852	317,248
Central Federal Corp.*	32,350	69,229
Citizens First Corp.	52	980
CM Finance, Inc.	79,100	802,865
Codorus Valley Bancorp, Inc.	31,579	818,212

Industry Company	Shares	Value

Commercial Banks (continued)
Evans Bancorp, Inc.+	3,750	$144,000
First South Bancorp, Inc.	1,793	21,749
First United Corp.*	30,600	443,700
FS Bancorp, Inc.+	16,400	595,320
Hennessy Advisors, Inc.	18,050	303,420
Horizon Technology Finance Corp.+	107,000	1,190,910
Mackinac Financial Corp.+	1,632	22,260
Medley Management, Inc., Class A	23,400	194,220
MutualFirst Financial, Inc.	2,155	67,990
NV5 Global, Inc.*+	8,034	302,078
Peoples Bancorp of North Carolina, Inc.	402	11,939
Provident Bancorp, Inc.*+	2,600	54,470
SB Financial Group, Inc.+	19,742	331,271
Shore Bancshares, Inc.	121,200	2,025,252
TriplePoint Venture Growth BDC Corp.+	76,000	1,059,440

		8,926,573

Commercial Services & Supplies - 0.28%
Acme United Corp.+	300	8,430
AMREP Corp.*+	12,600	80,766
Cenveo, Inc.*+	7,675	38,529
CompX International, Inc.	1,620	24,867
Document Security Systems, Inc.*	11,218	13,462
Ecology & Environment, Inc., Class A	392	3,920
Fuel Tech, Inc.*	51,200	52,224
Virco Manufacturing Corp.*	17,600	69,520

		291,718

Communications Equipment - 2.65%
Black Box Corp.	151,000	1,351,450
KVH Industries, Inc.*	12,400	104,160
Lantronix, Inc.*	76,645	297,383
Optical Cable Corp.*	14,200	43,310
PC-Tel, Inc.	52,100	370,952
TESSCO Technologies, Inc.	30,500	478,850
UTStarcom Holdings Corp.*	48,600	96,228

		2,742,333

Computers & Peripherals - 0.32%
TransAct Technologies, Inc.	40,700	329,670

Construction & Engineering - 6.86%
Goldfield Corp. (The)*	308,200	1,772,150
Limbach Holdings, Inc.*	9,900	137,907
Orion Group Holdings, Inc.*	136,700	1,021,149

4	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
Sterling Construction Co., Inc.*	229,900	$2,126,575
Willdan Group, Inc.*	63,429	2,046,220

		7,104,001

Consumer Finance - 1.61%
Asta Funding, Inc.*+	15,400	126,280
Consumer Portfolio Services, Inc.*	279,300	1,315,503
Global Brokerage, Inc.*+	7,500	20,250
Regional Management Corp.*	10,500	204,015

		1,666,048

Distributors - 0.20%
AMCON Distributing Co.	2,100	208,110

Diversified Consumer Services - 0.58%
Cambium Learning Group, Inc.*	20,450	100,205
Lincoln Educational Services Corp.*	178,664	502,046

		602,251

Diversified Telecommunication Services - 0.77%
Alaska Communications
Systems Group, Inc.*	206,300	381,655
Aviat Networks, Inc.*	25,013	367,941
Hawaiian Telcom Holdco, Inc.*	2,100	48,111

		797,707

Electrical Equipment - 0.57%
Highpower International, Inc.*	100	395
LSI Industries, Inc.	54,900	553,941
Preformed Line Products Co.	623	32,489

		586,825

Electronic Equipment, Instruments & Components - 4.11%
Control4 Corp.*	33,300	525,807
Echelon Corp.*+	4,158	25,073
Iteris, Inc.*	4,400	23,936
KEMET Corp.*	18,000	216,000
Napco Security Technologies, Inc.*	109,900	1,120,980
PCM, Inc.*	82,380	2,310,759
Perceptron, Inc.*	4,221	35,203

		4,257,758

Industry Company	Shares	Value

Energy Equipment & Services - 1.53%
ENGlobal Corp.*	30,081	$55,650
Gulf Island Fabrication, Inc.	89,000	1,027,950
Mitcham Industries, Inc.*	22,900	112,210
Willbros Group, Inc.*	143,309	392,667

		1,588,477

Food & Staples Retailing - 0.10%
ONE Group Hospitality, Inc. (The)*	53,700	102,030

Food Products - 0.06%
Alico, Inc.+	1,700	44,880
Griffin Industrial Realty, Inc.	605	18,725

		63,605

Gas Utilities - 0.59%
Delta Natural Gas Co., Inc.	20,000	607,000

Health Care Equipment & Supplies - 10.00%
Alphatec Holdings, Inc.*+	19,800	46,134
American Shared Hospital Services*	100	435
Cutera, Inc.*	100,100	2,072,070
Digirad Corp.	91,900	487,070
Electromed, Inc.*	145,294	716,299
FONAR Corp.*	59,192	1,038,820
Kewaunee Scientific Corp.	10,200	235,110
Misonix, Inc.*+	28,100	328,770
Nuvectra Corp.*	3,400	23,222
Quorum Health Corp.*	239,600	1,303,424
Retractable Technologies, Inc.*	2,677	2,971
RTI Surgical, Inc.*	381,356	1,525,424
SeaSpine Holdings Corp.*	57,200	449,020
Span-America Medical Systems, Inc.	3,238	69,293
SunLink Health Systems, Inc.*	4,700	7,332
Veracyte, Inc.*	222,600	2,043,468

		10,348,862

Health Care Providers & Services - 1.12%
Chembio Diagnostics, Inc.*+	98,300	520,990
Five Star Senior Living, Inc.*	45,228	97,240
InfuSystems Holdings, Inc.*	235,700	542,110

		1,160,340

Hotels, Restaurants & Leisure - 2.61%
Gaming Partners International Corp.+	13,300	133,000

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings, Inc.*	37,600	$377,880
MCBC Holdings, Inc.	71,800	1,161,006
Red Lion Hotels Corp.*	37,100	261,555
Town Sports International Holdings, Inc.*	217,500	772,125

		2,705,566

Household Products - 0.50%
Oil-Dri Corp. of America	13,800	514,326

Insurance - 2.85%
Health Insurance Innovations, Inc., Class A*+	112,600	1,801,600
Kingstone Cos., Inc.	71,700	1,143,615

		2,945,215

Internet & Catalog Retail - 0.15%
US Auto Parts Network, Inc.*	46,000	154,100

Internet Software & Services - 5.84%
Brightcove, Inc.*	111,050	988,345
Inuvo, Inc.*	2,600	3,354
Live Ventures, Inc.*+	26,002	413,432
Marin Software, Inc.*	225,800	406,440
Rocket Fuel, Inc.*+	611,900	3,279,784
Travelzoo, Inc.*+	40,000	386,000
YuMe, Inc.*	139,300	569,737

		6,047,092

IT Services - 2.99%
Computer Task Group, Inc.	21,500	118,680
CSP, Inc.+	10,300	106,193
Data I/O Corp.*	2,732	13,633
Everi Holdings, Inc.*	50,000	239,500
NCI, Inc., Class A*	87,800	1,321,390
PRGX Global, Inc.*	77,100	493,440
Socket Mobile, Inc.*	27,700	118,833
StarTek, Inc.*+	78,600	683,034
Xplore Technologies Corp.*+	1,200	2,460

		3,097,163

Leisure Equipment & Products - 0.48%
Black Diamond, Inc.*	90,519	493,329

Life Sciences Tools & Services - 0.58%
CombiMatrix Corp.*+	39,800	216,910
Harvard Bioscience, Inc.*	145,700	378,820

		595,730

Industry Company	Shares	Value

Machinery - 2.43%
ARC Group Worldwide, Inc.*+	100	$420
Chicago Rivet & Machine Co.	1,900	77,007
Hardinge, Inc.	30,600	343,944
Key Technology, Inc.*	9,700	128,622
Schmitt Industries, Inc.*	2,980	4,768
Supreme Industries, Inc., Class A	97,000	1,965,220

		2,519,981

Media - 1.00%
Global Sources, Ltd.*	5,800	47,850
Lee Enterprises, Inc.*+	303,500	789,100
McClatchy Co. (The), Class A*+	20,011	193,506

		1,030,456

Metals & Mining - 3.96%
ALJ Regional Holdings, Inc.*+	150,100	558,372
A-Mark Precious Metals, Inc.	109,747	1,874,479
Olympic Steel, Inc.	89,600	1,662,976

		4,095,827

Multiline Retail - 2.61%
Bon-Ton Stores, Inc. (The)*	276,200	232,036
Gaia, Inc.*	36,300	361,185
Tuesday Morning Corp.*+	562,300	2,108,625

		2,701,846

Oil, Gas & Consumable Fuels - 4.32%
Aemetis, Inc.*	1,300	1,677
Comstock Resources, Inc.*+	35,900	331,357
Independence Contract Drilling, Inc.*+	332,700	1,833,177
ION Geophysical Corp.*+	57,908	280,854
W&T Offshore, Inc.*	270,400	749,008
Westmoreland Coal Co.*	87,700	1,273,404

		4,469,477

Personal Products - 1.41%
Lifevantage Corp.*	37,850	203,254
Mannatech, Inc.	13,809	225,087
Natural Alternatives International, Inc.*+	42,000	369,600
Nutraceutical International Corp.	21,100	657,265

		1,455,206

6	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Pharmaceuticals - 0.67%
Cumberland Pharmaceuticals, Inc.*	16,400	$113,816
Juniper Pharmaceuticals, Inc.*	100,900	479,275
Kindred Biosciences, Inc.*	13,900	97,995

		691,086

Professional Services - 1.11%
CDI Corp.*	73,000	624,150
Franklin Covey Co.*+	150	3,030
Professional Diversity Network, Inc.*+	51,475	493,645
RCM Technologies, Inc.*	6,706	31,921

		1,152,746

Real Estate Investment Trusts (REITs) - 0.19%
BRT Apartments Corp.*	23,100	193,578

Real Estate Management & Development - 0.61%
American Realty Investors, Inc.*+	7,100	56,942
Nam Tai Property, Inc.+	83,000	572,700

		629,642

Semiconductors & Semiconductor Equipment - 2.01%
Intermolecular, Inc.*	44,900	41,757
Sigma Designs, Inc.*	326,500	2,040,625

		2,082,382

Software - 3.08%
Determine, Inc.*	2,778	9,501
GlobalSCAPE, Inc.	98,500	386,120
GSE Systems, Inc.*	8,200	27,880
Inseego Corp.*+	93,800	196,042
Network-1 Technologies, Inc.	312,400	1,515,140
Planet Payment, Inc.*+	131,400	522,972
Rosetta Stone, Inc.*	54,000	526,500

		3,184,155

Specialty Retail - 6.46%
bebe stores, Inc.*+	10,500	40,740
Boot Barn Holdings, Inc.*+	190,800	1,887,012
Christopher & Banks Corp.*	221,200	327,376
Conn’s, Inc.*+	147,200	1,288,000
Container Store Group, Inc. (The)*+	100,000	423,000
Kingold Jewelry, Inc.*	85,700	101,983

Industry Company	Shares	Value

Specialty Retail (continued)
New York & Co., Inc.*	23,600	$46,020
Sears Hometown & Outlet Stores, Inc.*+	135,500	528,450
Tilly’s, Inc., Class A	50,000	451,000
TravelCenters of America LLC*+	260,800	1,590,880

		6,684,461

Textiles, Apparel & Luxury Goods - 0.37%
Delta Apparel, Inc.*	17,841	314,537
Superior Uniform Group, Inc.	3,939	73,265

		387,802

Thrifts & Mortgage Finance - 0.43%
Security National Financial Corp., Class A*	66,108	449,534

Trading Companies & Distributors - 1.94%
Educational Development Corp.+	18,702	126,238
Huttig Building Products, Inc.*+	9,800	79,772
MFC Industrial, Ltd.*	43,716	77,814
Titan Machinery, Inc.*+	86,800	1,331,512
Transcat, Inc.*	200	2,540
Willis Lease Finance Corp.*	17,400	388,890

		2,006,766

TOTAL COMMON STOCKS - 97.67%		101,081,039

(Cost $93,981,374)

WARRANTS - 0.00%
Novelion Therapeutics, Inc. Class Action expire 12/31/21*Δ	34,500	—
Novelion Therapeutics, Inc. DOJ/SEC expire 12/31/21*Δ	34,500	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

www.bridgeway.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.29%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	1,333,466	$1,333,466

TOTAL MONEY MARKET FUND - 1.29%			1,333,466

(Cost $1,333,466)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.73%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	11,100,909	11,100,909

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.73%			11,100,909

(Cost $11,100,909)

TOTAL INVESTMENTS - 109.69%			$113,515,414
(Cost $106,415,749)
Liabilities in Excess of Other Assets - (9.69%)			(10,026,691)

NET ASSETS - 100.00%			$103,488,723

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.

^    Rate disclosed as of March 31, 2017.

Δ     Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+    This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $10,940,530 as of March 31, 2017.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$101,081,039	$—	$ —	$101,081,039
Warrants	—	—	0	0
Money Market Fund	—	1,333,466	—	1,333,466
Investments Purchased with Cash Proceeds from Securities Lending	—	11,100,909	—	11,100,909

TOTAL	$101,081,039	$12,434,375	$ 0	$113,515,414

See Notes to Schedule of Investments.

8	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.56%
Aerospace & Defense - 1.40%
Air Industries Group*+	80,000	$292,000
Arotech Corp.*+	104,163	307,281
CPI Aerostructures, Inc.*+	26,600	179,550
Ducommun, Inc.*	42,200	1,214,938
Innovative Solutions & Support, Inc.*	172,054	519,603
LMI Aerospace, Inc.*	54,558	751,809
SIFCO Industries, Inc.*	55,046	451,377
Sparton Corp.*	48,300	1,013,817
Sypris Solutions, Inc.*	33,004	34,984
Tel-Instrument Electronics Corp.*+	15,000	77,250

		4,842,609

Air Freight & Logistics - 0.18%
Radiant Logistics, Inc.*	125,000	625,000

Auto Components - 1.22%
China XD Plastics Co., Ltd.*	56,000	274,400
Horizon Global Corp.*	25,000	347,000
Shiloh Industries, Inc.*	124,293	1,694,114
SORL Auto Parts, Inc.*	109,900	424,214
Spartan Motors, Inc.	148,200	1,185,600
Strattec Security Corp.	11,100	308,580

		4,233,908

Beverages - 0.77%
Castle Brands, Inc.*	899,187	1,393,740
Craft Brew Alliance, Inc.*	81,840	1,092,564
Reed’s, Inc.*+	45,000	186,750

		2,673,054

Biotechnology - 9.29%
Actinium Pharmaceuticals, Inc.*+	240,200	362,702
Adverum Biotechnologies, Inc.*	183,900	496,530
Aevi Genomic Medicine, Inc.*+	165,000	306,900
Akebia Therapeutics, Inc.*+	65,000	598,000
Applied Genetic Technologies Corp.*	90,000	621,000
Aptevo Therapeutics, Inc.*	29,950	61,697
Aquinox Pharmaceuticals, Inc.*+	50,000	834,500
Aratana Therapeutics, Inc.*+	131,983	699,510
ArQule, Inc.*	439,393	465,757
Arrowhead Pharmaceuticals, Inc.*	200,000	370,000
Asterias Biotherapeutics, Inc.*+	138,363	470,434
aTyr Pharma, Inc.*+	102,697	359,440

Industry Company	Shares	Value

Biotechnology (continued)
AVEO Pharmaceuticals, Inc.*	380,000	$224,200
Aviragen Therapeutics, Inc.*	158,470	103,275
BioSpecifics Technologies Corp.*	7,314	400,807
Calithera Biosciences, Inc.*+	127,600	1,473,780
Cara Therapeutics, Inc.*+	143,444	2,637,935
CareDx, Inc.*	147,598	206,637
Cascadian Therapeutics, Inc.*	120,565	499,139
Catabasis Pharmaceuticals, Inc.*+	101,347	162,155
Cellular Biomedicine Group, Inc.*+	37,000	436,600
Cerulean Pharma, Inc.*+	202,623	164,611
ChemoCentryx, Inc.*+	48,496	353,051
Chiasma, Inc.*	172,389	293,061
Cidara Therapeutics, Inc.*+	40,000	312,000
Clearside Biomedical, Inc.*+	50,000	397,000
Codexis, Inc.*	232,500	1,116,000
Conatus Pharmaceuticals, Inc.*+	103,000	594,310
Concert Pharmaceuticals, Inc.*	68,200	1,163,492
CorMedix, Inc.*+	177,701	289,653
Curis, Inc.*	265,960	739,369
Dicerna Pharmaceuticals, Inc.*+	85,000	289,000
Dimension Therapeutics, Inc.*	55,320	96,810
Eiger BioPharmaceuticals, Inc.*+	22,500	257,625
Eleven Biotherapeutics, Inc.*+	65,000	143,000
Fate Therapeutics, Inc.*	180,000	819,000
Flexion Therapeutics, Inc.*+	32,000	861,120
Genocea Biosciences, Inc.*+	119,000	724,710
GlycoMimetics, Inc.*+	66,764	362,529
Immunomedics, Inc.*+	188,900	1,222,183
Infinity Pharmaceuticals, Inc.*	200,000	646,000
InVivo Therapeutics Holdings Corp.*+	66,350	268,718
IsoRay, Inc.*	218,700	129,033
Kura Oncology, Inc.*	92,200	811,360
Leap Therapeutics, Inc.*	6,500	59,670
MediciNova, Inc.*+	107,710	645,183
Minerva Neurosciences, Inc.*+	80,000	648,000
Mirna Therapeutics, Inc.*	45,000	98,550

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
NanoViricides, Inc.*+	225,000	$252,000
Neos Therapeutics, Inc.*+	65,000	468,000
Nivalis Therapeutics, Inc.*+	60,000	175,200
Oncobiologics, Inc.*	113,000	302,840
Oncocyte Corp.*+	130,000	776,750
Oragenics, Inc.*	138,165	60,668
Pfenex, Inc.*	96,064	558,132
PharmAthene, Inc.	250,000	202,875
Protalix BioTherapeutics, Inc.*+	271,672	369,474
Proteon Therapeutics, Inc.*+	58,986	103,226
REGENXBIO, Inc.*	27,852	537,544
Rigel Pharmaceuticals, Inc.*	150,000	496,500
Senseonics Holdings, Inc.*+	305,000	545,950
Sierra Oncology, Inc.*	134,300	205,479
Synthetic Biologics, Inc.*+	265,300	167,325
Tetraphase Pharmaceuticals, Inc.*+	150,000	1,378,500
Verastem, Inc.*	153,900	318,573

		32,215,072

Building Products - 0.17%
Alpha Pro Tech, Ltd.*	211,200	580,800

Capital Markets - 1.83%
Capitala Finance Corp.+	81,280	1,167,181
FBR & Co.	37,575	678,229
Fifth Street Senior Floating Rate Corp.	103	908
GlassBridge Enterprises, Inc.*	14,510	69,938
Great Elm Capital Group, Inc.*	1,666	5,498
Horizon Technology Finance Corp.+	20,000	222,600
Institutional Financial Markets, Inc.+	30,000	34,800
JMP Group LLC+	96,851	587,886
KCAP Financial, Inc.+	143,900	585,673
Medallion Financial Corp.+	145,411	287,914
Monroe Capital Corp.+	61,403	965,869
Oppenheimer Holdings, Inc., Class A	31,550	539,505
Pzena Investment Management, Inc., Class A	52,800	519,552
Silvercrest Asset
Management Group Inc., Class A+	50,002	665,027

		6,330,580

Chemicals - 0.97%
Arcadia Biosciences, Inc.*	75,000	51,128

Industry Company	Shares	Value

Chemicals (continued)
BioAmber, Inc.*+	166,700	$386,744
Core Molding Technologies, Inc.*	45,100	804,133
Flexible Solutions International, Inc.*	41,200	61,388
Gulf Resources, Inc.*	285,900	508,902
Intrepid Potash, Inc.*+	250,000	430,000
KMG Chemicals, Inc.	5,000	230,350
LSB Industries, Inc.*+	30,000	281,400
Marrone Bio Innovations, Inc.*+	181,200	353,340
Northern Technologies International Corp.*+	13,950	248,310

		3,355,695

Commercial Banks - 10.38%
1st Constitution Bancorp	38,733	714,624
Access National Corp.+	33,500	1,005,670
American National Bankshares, Inc.	31,746	1,182,539
American River Bankshares	56,000	829,920
AmeriServ Financial, Inc.	155,671	583,766
Anchor Bancorp, Inc.*+	22,000	565,400
Auburn National Bancorporation, Inc.+	2,974	98,320
Bank of Commerce Holdings	87,441	935,619
Bankwell Financial Group, Inc.	8,000	275,120
Bar Harbor Bankshares	42,171	1,395,017
BCB Bancorp, Inc.	55,212	919,280
C&F Financial Corp.	15,400	713,020
Carolina Bank Holdings, Inc.*Δ	27,000	729,270
CB Financial Services, Inc.	14,500	403,100
Chemung Financial Corp.+	29,998	1,184,921
Citizens Holding Co.+	20,670	498,147
CM Finance, Inc.	35,000	355,250
Codorus Valley Bancorp, Inc.	21,726	562,909
Colony Bankcorp, Inc.	22,868	311,005
Community West Bancshares	38,357	387,406
Eastern Virginia Bankshares, Inc.	48,000	503,040
Evans Bancorp, Inc.	18,701	718,118
Farmers Capital Bank Corp.	27,058	1,093,143
First Bancorp, Inc.	20,800	566,800
First Bancshares, Inc. (The)+	30,094	857,679
First Business Financial Services, Inc.	42,308	1,098,316

10	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
First Northwest Bancorp*	15,000	$232,500
First South Bancorp, Inc.	56,980	691,167
First United Corp.*	12,192	176,784
Landmark Bancorp, Inc.	12,165	361,544
MBT Financial Corp.	119,185	1,352,750
Medley Management, Inc., Class A	48,800	405,040
MidSouth Bancorp, Inc.	60,600	927,180
MSB Financial Corp./MD*	25,000	412,500
MutualFirst Financial, Inc.	38,911	1,227,642
Northeast Bancorp	35,000	533,750
Northrim BanCorp, Inc.	34,750	1,044,238
Ohio Valley Banc Corp.	19,500	546,000
Pacific Mercantile Bancorp*+	83,319	629,058
Penns Woods Bancorp, Inc.+	16,400	712,580
Peoples Bancorp of North Carolina, Inc.	25,301	751,440
Premier Financial Bancorp, Inc.	48,220	1,014,067
Royal Bancshares of Pennsylvania, Inc., Class A*+	78,195	304,960
Select Bancorp, Inc.*+	19,676	216,042
Shore Bancshares, Inc.	38,700	646,677
Southern First Bancshares, Inc.*	21,215	692,670
Southern National Bancorp of Virginia, Inc.	55,892	946,252
Sussex Bancorp+	23,000	563,500
Two River Bancorp+	39,968	706,239
Union Bankshares, Inc./Morrisville VT+	1,473	63,265
Unity Bancorp, Inc.+	41,500	703,425
Veritex Holdings, Inc.*	20,000	562,400
Western New England Bancorp, Inc.	103,362	1,085,301

		35,996,370

Commercial Services & Supplies - 1.57%
Acme United Corp.+	3,000	84,300
AMREP Corp.*	30,100	192,941
ARC Document Solutions, Inc.*	50,000	172,500
Ascent Capital Group, Inc., Class A*	40,600	573,678
BG Staffing, Inc.+	37,500	536,625
Cenveo, Inc.*+	32,762	164,465
CompX International, Inc.	3,200	49,120
Ecology & Environment, Inc., Class A	3,000	30,000

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
EnerNOC, Inc.*+	179,100	$1,074,600
Fenix Parts, Inc.*	183,400	284,270
Fuel Tech, Inc.*	93,628	95,501
Intersections, Inc.*+	85,300	342,906
Patriot National, Inc.*+	105,000	296,100
Performant Financial Corp.*	310,000	908,300
TRC Cos., Inc.*	21,275	371,249
Versar, Inc.*	129,938	216,996
Virco Manufacturing Corp.*	14,600	57,670

		5,451,221

Communications Equipment - 1.55%
Black Box Corp.	31,764	284,288
Communications Systems, Inc.	63,800	280,720
EMCORE Corp.	98,702	888,318
KVH Industries, Inc.*	84,510	709,884
NII Holdings, Inc.*	312,000	405,600
Numerex Corp., Class A*+	50,008	238,538
PC-Tel, Inc.+	91,100	648,632
RELM Wireless Corp.	243,744	1,218,720
TESSCO Technologies, Inc.	44,500	698,650

		5,373,350

Computers & Peripherals - 1.07%
AstroNova, Inc.	32,800	493,640
Concurrent Computer Corp.+	75,700	367,902
Intevac, Inc.*	82,933	1,036,662
Quantum Corp.*	250,000	217,500
Qumu Corp.*	77,700	216,006
TransAct Technologies, Inc.	80,688	653,573
USA Technologies, Inc.*+	171,400	728,450

		3,713,733

Construction & Engineering - 1.27%
Goldfield Corp. (The)*	63,480	365,010
Layne Christensen Co.*+	36,430	322,041
Northwest Pipe Co.*	32,295	507,354
Orion Group Holdings, Inc.*	108,200	808,254
Sterling Construction Co., Inc.*	100,736	931,808
Willdan Group, Inc.*	45,000	1,451,700

		4,386,167

Consumer Finance - 0.68%
Asta Funding, Inc.*	68,400	560,880
Atlanticus Holdings Corp.*	60,812	158,719
Consumer Portfolio Services, Inc.*	155,100	730,521

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Finance (continued)
Regional Management Corp.*	47,000	$913,210

		2,363,330

Distributors - 0.31%
AMCON Distributing Co.	3,900	386,490
VOXX International Corp.*	134,500	699,400

		1,085,890

Diversified Consumer Services - 0.90%
Collectors Universe, Inc.	36,960	964,656
Liberty Tax, Inc.+	52,800	752,400
Lincoln Educational Services Corp.*	103,400	290,554
National American University Holdings, Inc.+	350,988	859,921
Universal Technical Institute, Inc.+	75,000	258,750

		3,126,281

Diversified Financial Services - 1.61%
Ashford, Inc.*+	4,000	224,640
California First National Bancorp	71,257	1,154,363
GAIN Capital Holdings, Inc.	94,400	786,352
Global Brokerage, Inc.*+	26,000	70,200
Impac Mortgage Holdings, Inc.*+	60,600	755,076
Marlin Business Services Corp.	64,500	1,660,875
Stonegate Mortgage Corp.*+	115,000	915,400

		5,566,906

Diversified Telecommunication Services - 1.15%
Alaska Communications Systems Group, Inc.*	243,000	449,550
Aviat Networks, Inc.*	6,186	90,996
Hawaiian Telcom Holdco, Inc.*	45,642	1,045,658
HC2 Holdings, Inc.*+	188,600	1,169,320
Hooper Holmes, Inc.*	100,000	83,750
Ooma, Inc.*+	72,500	721,375
Straight Path Communications, Inc., Class B*+	12,143	436,784

		3,997,433

Electric Utilities - 0.20%
Spark Energy, Inc., Class A+	21,500	686,925

Industry Company	Shares	Value

Electrical Equipment - 0.70%
Allied Motion Technologies, Inc.	35,650	$716,565
Espey Manufacturing & Electronics Corp.	10,700	246,100
Highpower International, Inc.*+	50,000	197,500
LSI Industries, Inc.	20,100	202,809
Preformed Line Products Co.	8,489	442,701
Ultralife Corp.*	112,400	606,960

		2,412,635

Electronic Equipment, Instruments & Components - 4.71%
Control4 Corp.*	80,000	1,263,200
Echelon Corp.*	30,000	180,900
Electro Scientific Industries, Inc.*	126,700	883,099
Fluidigm Corp.*	113,772	647,363
Frequency Electronics, Inc.*	41,000	451,000
ID Systems, Inc.*+	83,000	525,390
IEC Electronics Corp.*	73,450	282,048
IntriCon Corp.*	21,500	195,650
Iteris, Inc.*	162,520	884,109
Kemet Corp.*	197,800	2,373,600
Key Tronic Corp.*	57,100	419,114
Maxwell Technologies, Inc.*+	80,000	464,800
MOCON, Inc.	17,800	387,150
Napco Security Technologies Inc.*	81,576	832,075
PAR Technology Corp.*	104,750	751,058
PCM, Inc.*	54,200	1,520,310
Perceptron, Inc.*	80,000	667,200
Radisys Corp.*	259,300	1,037,200
RF Industries, Ltd.	35,000	52,500
Richardson Electronics, Ltd.	102,011	614,106
SMTC Corp.*	149,000	190,720
Vishay Precision Group, Inc.*	56,900	899,020
Wayside Technology Group, Inc.	35,298	656,543
Wireless Telecom Group, Inc.*	113,100	167,388

		16,345,543

Energy Equipment & Services - 2.31%
Dawson Geophysical Co.*	142,139	790,293
Era Group, Inc.*	71,650	950,079

12	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy Equipment & Services (continued)
Geospace Technologies Corp.*	46,663	$757,340
Gulf Island Fabrication, Inc.	100,400	1,159,620
Gulfmark Offshore, Inc., Class A*+	11,300	3,956
Mitcham Industries, Inc.*	141,900	695,310
Natural Gas Services Group, Inc.*	47,185	1,229,169
Pioneer Energy Services Corp.*	280,000	1,120,000
SAExploration Holdings, Inc.*+	718	4,279
Superior Drilling Products, Inc.*	166,187	149,568
Willbros Group, Inc.*	425,000	1,164,500

		8,024,114

Food Products - 0.49%
Lifeway Foods, Inc.*	90,152	967,331
Rocky Mountain Chocolate Factory, Inc.+	30,000	338,400
Seneca Foods Corp., Class A*	7,000	252,700
TerraVia Holdings, Inc.*+	212,696	154,098

		1,712,529

Gas Utilities - 0.53%
Delta Natural Gas Co., Inc.	40,000	1,214,000
Gas Natural, Inc.	48,800	619,760

		1,833,760

Health Care Equipment & Supplies - 4.10%
AAC Holdings, Inc.*+	75,000	639,750
AdCare Health Systems, Inc.*	129,601	165,889
Apollo Endosurgery, Inc.*+	15,000	189,600
Avinger, Inc.*+	82,000	155,800
Bovie Medical Corp.*	59,970	160,120
CryoLife, Inc.*	10,770	179,321
Cutera, Inc.*	60,200	1,246,140
Digirad Corp.	172,894	916,338
Invuity, Inc.*+	75,000	596,250
IRIDEX Corp.*+	45,500	540,085
Kewaunee Scientific Corp.	14,000	322,700
Lantheus Holdings, Inc.*	59,802	747,525
Misonix, Inc.*	25,000	292,500
Navidea Biopharmaceuticals, Inc.*+	548,580	316,366
Retractable Technologies, Inc.*	34,000	37,740
Roka Bioscience, Inc.*+	16,950	60,342

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
RTI Surgical, Inc.*	120,000	$480,000
SeaSpine Holdings Corp.*	65,800	516,530
Sientra, Inc.*+	134,200	1,129,964
Span-America Medical Systems, Inc.	6,000	128,400
T2 Biosystems, Inc.*+	110,900	583,334
Tabula Rasa HealthCare, Inc.*+	25,000	337,000
Tactile Systems Technology, Inc.*+	35,000	663,250
TransEnterix, Inc.*+	432,600	523,446
Unilife Corp.*+	80,000	136,800
Utah Medical Products, Inc.	33,900	2,111,970
Veracyte, Inc.*	112,400	1,031,832

		14,208,992

Health Care Providers & Services - 0.89%
Adeptus Health, Inc., Class A*+	50,000	90,000
Alliance HealthCare Services, Inc.*	48,436	496,469
Almost Family, Inc.*	2,400	116,640
BioScrip, Inc.*+	273,338	464,675
InfuSystems Holdings, Inc.*	209,900	482,770
Juniper Pharmaceuticals, Inc.*+	59,200	281,200
Nuvectra Corp.*	26,000	177,580
Quorum Health Corp.*	26,900	146,336
RadNet, Inc.*	139,800	824,820

		3,080,490

Hotels, Restaurants & Leisure - 2.34%
Ark Restaurants Corp.	9,900	250,371
Bravo Brio Restaurant Group, Inc.*	59,394	302,909
Dover Downs Gaming & Entertainment, Inc.*	92,580	97,209
Dover Motorsports, Inc.	123,396	271,471
Famous Dave’s of America, Inc.*+	45,200	174,020
Gaming Partners International Corp.	56,300	563,000
Golden Entertainment, Inc.+	51,100	676,053
J Alexander’s Holdings, Inc.*	83,800	842,190
Jamba, Inc.*+	75,662	684,741
Kona Grill, Inc.*+	67,500	425,250
Luby’s, Inc.*	135,600	421,716
MCBC Holdings, Inc.	55,000	889,350
Nathan’s Famous, Inc.*	12,000	751,800
Nevada Gold & Casinos, Inc.*+	120,000	255,600

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Papa Murphy’s Holdings, Inc.*+	10,000	$47,700
Peak Resorts, Inc.+	31,900	180,235
Red Lion Hotels Corp.*	74,900	528,045
Ruby Tuesday, Inc.*	50,000	140,500
Town Sports International Holdings, Inc.*	173,571	616,177

		8,118,337

Household Durables - 1.30%
Bassett Furniture Industries, Inc.	12,234	329,095
CSS Industries, Inc.	29,150	755,568
Dixie Group, Inc. (The)*	100,600	362,160
Emerson Radio Corp.*	198,100	269,416
Hooker Furniture Corp.	12,227	379,648
Lifetime Brands, Inc.	45,000	904,500
P&F Industries, Inc., Class A+	10,500	72,975
Skyline Corp.*	20,100	189,342
Stanley Furniture Co., Inc.	129,383	100,919
Turtle Beach Corp.*	267,416	242,011
UCP, Inc., Class A*	30,500	309,575
ZAGG, Inc.*	80,000	576,000

		4,491,209

Household Products - 0.43%
Oil-Dri Corp. of America	27,500	1,024,925
Orchids Paper Products Co.+	20,000	480,000

		1,504,925

Independent Power Producers & Energy Traders - 0.30%
Genie Energy, Ltd., Class B	98,667	714,349
Synthesis Energy Systems, Inc.*+	394,064	335,743

		1,050,092

Insurance - 1.68%
1347 Property Insurance Holdings, Inc.*+	38,400	309,120
Atlantic American Corp.	21,056	84,224
eHealth, Inc.*	70,000	842,800
Federated National Holding Co.	38,000	662,340
First Acceptance Corp.*	280,200	378,270
Hallmark Financial Services, Inc.*	80,400	888,420
Health Insurance Innovations, Inc., Class A*+	30,300	484,800
Independence Holding Co.	58,990	1,097,214

Industry Company	Shares	Value

Insurance (continued)
Investors Title Co.	6,800	$1,075,420

		5,822,608

Internet & Catalog Retail - 0.35%
CafePress, Inc.*	69,188	208,948
EVINE Live, Inc.*	346,286	443,246
US Auto Parts Network, Inc.*	164,751	551,916

		1,204,110

Internet Software & Services - 5.08%
Amber Road, Inc.*	92,800	716,416
Brightcove, Inc.*	143,300	1,275,370
BroadVision, Inc.*+	72,749	352,833
Care.com, Inc.*	100,000	1,251,000
Connecture, Inc.*+	205,000	219,350
DMC Global, Inc.	69,100	856,840
Internap Corp.*+	233,600	868,992
Inuvo, Inc.*	265,600	342,624
iPass, Inc.*	50,000	58,500
Leaf Group, Ltd.*	191,800	1,438,500
Limelight Networks, Inc.*	276,537	713,465
Liquidity Services, Inc.*	52,000	416,000
Marin Software, Inc.*	245,600	442,080
MaxPoint Interactive, Inc.*	30,000	190,800
QuinStreet, Inc.*	151,547	591,033
RealNetworks, Inc.*	153,800	744,392
Reis, Inc.	36,800	658,720
Rightside Group Ltd*	87,056	863,596
Rocket Fuel, Inc.*+	229,112	1,228,040
Spark Networks, Inc.*+	249,500	256,985
Synacor, Inc.*	172,800	717,120
TheStreet, Inc.*	342,700	260,452
Travelzoo, Inc.*+	70,000	675,500
Tremor Video, Inc.*	460,200	920,400
Xcel Brands, Inc.*	44,000	118,800
YuMe, Inc.*	121,726	497,859
Zedge, Inc., Class B*	16,855	51,745
Zix Corp.*	187,582	902,269

		17,629,681

IT Services - 1.68%
Computer Task Group, Inc.	105,762	583,806
CSP, Inc.	38,700	398,997
Edgewater Technology, Inc.*	91,212	679,529
Everi Holdings, Inc.*	13,500	64,665
Information Services Group, Inc.*	150,000	472,500
Innodata, Inc.*	294,955	648,901
Mattersight Corp.*+	164,896	577,136
NCI, Inc., Class A*	38,430	578,372

14	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
Newtek Business Services Corp.+	18,200	$309,036
PRGX Global, Inc.*	143,100	915,840
StarTek, Inc.*	65,000	564,850
WidePoint Corp.*	70,447	31,701

		5,825,333

Leisure Equipment & Products - 0.50%
Black Diamond, Inc.*	59,600	324,820
Escalade, Inc.	39,780	513,162
Johnson Outdoors, Inc., Class A	24,800	905,200

		1,743,182

Life Sciences Tools & Services - 0.79%
Enzo Biochem, Inc.*	193,800	1,622,106
Harvard Bioscience, Inc.*	317,017	824,244
pSivida Corp.*+	168,000	288,960

		2,735,310

Machinery - 3.61%
Ampco-Pittsburgh Corp.	76,499	1,074,811
Chicago Rivet & Machine Co.	10,000	405,300
Commercial Vehicle Group, Inc.*	131,000	886,870
Eastern Co. (The)	33,600	719,040
FreightCar America, Inc.	20,000	250,600
Gencor Industries, Inc.*	71,450	1,068,178
Graham Corp.	35,900	825,700
Hardinge, Inc.	53,300	599,092
Hurco Companies, Inc.	41,334	1,285,487
Intelligent Systems Corp.*+	35,362	156,300
Key Technology, Inc.*	43,900	582,114
L.B. Foster Co., Class A	39,000	487,500
L.S. Starrett Co. (The), Class A	38,136	400,428
Miller Industries, Inc.	29,800	785,230
Supreme Industries, Inc., Class A	71,800	1,454,668
Twin Disc, Inc.*+	56,600	1,164,262
Unique Fabricating, Inc.+	13,600	163,608
Xerium Technologies, Inc.*	33,550	214,720

		12,523,908

Media - 1.31%
A.H. Belo Corp., Class A	34,900	214,635
Ballantyne Strong, Inc.*	117,020	702,120
Beasley Broadcast Group, Inc., Class A	28,125	326,250
Lee Enterprises, Inc.*+	220,000	572,000

Industry Company	Shares	Value

Media (continued)
McClatchy Co. (The), Class A*+	19,435	$187,936
Saga Communications, Inc., Class A	16,866	861,009
Salem Media Group, Inc.	145,100	1,080,995
Townsquare Media, Inc., Class A*	49,357	601,168

		4,546,113

Metals & Mining - 1.73%
ALJ Regional Holdings, Inc.*+	128,000	476,160
A-Mark Precious Metals, Inc.	30,100	514,108
Friedman Industries, Inc.	67,000	433,490
Gold Resource Corp.+	108,100	488,612
Olympic Steel, Inc.	43,200	801,792
Perma-Pipe International Holdings, Inc.*	71,100	561,690
Ryerson Holding Corp.*	76,936	969,394
Synalloy Corp.*	77,400	948,150
Universal Stainless & Alloy Products, Inc.*+	48,286	820,862

		6,014,258

Multiline Retail - 0.38%
Bon-Ton Stores, Inc. (The)*	120,439	101,181
Flex Pharma, Inc.*+	79,099	348,036
Gaia, Inc.*	48,400	481,580
Tuesday Morning Corp.*	100,000	375,000

		1,305,797

Oil, Gas & Consumable Fuels - 5.08%
Adams Resources & Energy, Inc.	22,300	832,905
Aemetis, Inc.*	224,139	289,139
Approach Resources, Inc.*+	274,900	689,999
Aspen Aerogels, Inc.*+	171,130	710,190
Clayton Williams Energy, Inc.*+	8,500	1,122,680
Cloud Peak Energy, Inc.*+	160,000	732,800
Comstock Resources, Inc.*+	85,480	788,980
Contango Oil & Gas Co.*	75,000	549,000
Earthstone Energy, Inc.*+	54,800	699,248
Evolution Petroleum Corp.	217,123	1,736,984
Gastar Exploration, Inc.*+	595,200	916,608
Harvest Natural Resources, Inc.*+	56,125	372,670
Independence Contract Drilling, Inc.*+	148,000	815,480
ION Geophysical Corp.*+	85,150	412,978

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Jones Energy, Inc., Class A*+	160,658	$409,677
Lonestar Resources US, Inc., Class A*+	50,000	253,000
Mexco Energy Corp.*	12,000	46,200
Panhandle Oil & Gas, Inc., Class A	23,594	453,005
PetroQuest Energy, Inc.*	118,457	324,572
Resolute Energy Corp.*+	48,000	1,939,200
REX American Resources Corp.*	9,249	836,942
Ring Energy, Inc.*+	38,358	415,034
Uranium Energy Corp.*+	145,000	205,900
VAALCO Energy, Inc.*	237,100	217,444
W&T Offshore, Inc.*	270,000	747,900
Westmoreland Coal Co.*	62,660	909,823
Yuma Energy, Inc.*+	14,240	33,322
Zion Oil & Gas, Inc.*	132,285	158,742

		17,620,422

Paper & Forest Products - 0.05%
Orient Paper, Inc.*	163,811	162,173

Personal Products - 0.47%
CCA Industries, Inc.*+	15,752	49,603
Mannatech, Inc.	13,600	221,680
Natural Alternatives International, Inc.*	29,910	263,208
Nutraceutical International Corp.	30,000	934,500
United-Guardian, Inc.	10,000	147,000

		1,615,991

Pharmaceuticals - 4.92%
AcelRx Pharmaceuticals, Inc.*+	206,150	649,373
Achaogen, Inc.*+	110,000	2,775,300
Agile Therapeutics, Inc.*+	122,000	391,010
Alimera Sciences, Inc.*	494,444	692,222
Cempra, Inc.*+	150,000	562,500
Corium International, Inc.*+	152,000	635,360
Cumberland Pharmaceuticals, Inc.*	202,500	1,405,350
Durect Corp.*	608,600	639,030
Egalet Corp.*+	166,950	851,445
Endocyte, Inc.*+	174,000	447,180
Immune Design Corp.*	115,000	782,000
Kadmon Holdings, Inc.*+	193,000	698,660
Marinus Pharmaceuticals, Inc.*	30,000	53,100
Ocera Therapeutics, Inc.*	90,000	117,900

Industry Company	Shares	Value

Pharmaceuticals (continued)
Ocular Therapeutix, Inc.*+	100,000	$928,000
OncoMed Pharmaceuticals, Inc.*+	8,000	73,680
Pain Therapeutics, Inc.*	368,253	328,960
Syndax Pharmaceuticals, Inc.*	50,500	692,860
Synutra International, Inc.*+	75,900	451,605
Tracon Pharmaceuticals, Inc.*+	54,135	203,006
Vital Therapies, Inc.*+	90,000	360,000
VIVUS, Inc.*	572,400	641,088
vTv Therapeutics, Inc. Class A*+	60,000	393,000
Zafgen, Inc.*	74,351	346,476
Zogenix, Inc.*+	105,540	1,145,109
Zynerba Pharmaceuticals, Inc.*+	40,000	804,000

		17,068,214

Professional Services - 1.56%
CDI Corp.*	74,600	637,830
CRA International, Inc.	39,500	1,395,535
Franklin Covey Co.*+	33,334	673,347
Hill International, Inc.*	286,551	1,189,187
Hudson Global, Inc.	304,760	383,998
Mastech Digital, Inc.*+	6,250	45,688
RCM Technologies, Inc.*	111,510	530,788
Volt Information Sciences, Inc.*	81,576	562,874

		5,419,247

Real Estate Management & Development - 1.02%
AV Homes, Inc.*+	37,800	621,810
Consolidated-Tomoka Land Co.	21,249	1,137,671
Griffin Industrial Realty, Inc.	13,300	411,635
Maui Land & Pineapple Co., Inc.*+	30,000	352,500
Stratus Properties, Inc.+	37,150	1,017,910

		3,541,526

Road & Rail - 0.59%
Celadon Group, Inc.+	77,600	508,280
Covenant Transportation Group, Inc., Class A*+	20,700	389,160
Hornbeck Offshore Services, Inc.*+	100,000	443,000
PAM Transportation Services, Inc.*	21,400	348,606

16	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Patriot Transportation Holding, Inc.*	15,000	$341,250

		2,030,296

Semiconductors & Semiconductor Equipment - 2.60%
Amtech Systems, Inc.*	57,500	316,250
AXT, Inc.*	201,006	1,165,835
CyberOptics Corp.*	42,550	1,104,172
GigPeak, Inc.*	346,900	1,068,452
GSI Technology, Inc.*	161,417	1,404,328
Intermolecular, Inc.*	347,600	323,268
inTEST Corp.*+	49,500	311,850
Magnachip Semiconductor Corp.*+	132,000	1,260,600
Pixelworks, Inc.*+	58,900	274,474
Sigma Designs, Inc.*	125,000	781,250
Ultra Clean Holdings, Inc.*	60,000	1,012,200

		9,022,679

Software - 2.41%
American Software, Inc., Class A	35,700	366,996
BSQUARE Corp.*+	79,500	429,300
Castlight Health, Inc., Class B*+	115,500	421,575
Corindus Vascular Robotics, Inc.*+	390,600	511,686
Covisint Corp.*	187,200	383,760
Exa Corp.*	74,150	941,705
GlobalSCAPE, Inc.	176,600	692,272
GSE Systems, Inc.*	195,125	663,425
Guidance Software, Inc.*	134,481	793,438
Inseego Corp.*+	225,000	470,250
Network-1 Technologies, Inc.	50,000	242,500
QAD, Inc., Class B	8,250	197,835
Rosetta Stone, Inc.*	103,160	1,005,810
Seachange International, Inc.*	184,000	456,320
TechTarget, Inc.*	1,808	16,326
Upland Software, Inc.*+	49,000	778,610

		8,371,808

Specialty Retail - 1.96%
Build-A-Bear Workshop, Inc.*+	29,500	261,075
Christopher & Banks Corp.*	132,200	195,656
Container Store Group, Inc. (The)*+	100,000	423,000
Destination Maternity Corp.*+	69,155	294,600
Destination XL Group, Inc.*	194,900	555,465

Industry Company	Shares	Value

Specialty Retail (continued)
Kirkland’s, Inc.*	65,000	$806,000
New York & Co., Inc.*	308,500	601,575
Stein Mart, Inc.	100,000	301,000
Tandy Leather Factory, Inc.*+	82,000	672,400
Tilly’s, Inc., Class A	102,175	921,618
Trans World Entertainment Corp.*	98,403	167,285
TravelCenters of America LLC*	125,300	764,330
West Marine, Inc.*	85,432	815,021

		6,779,025

Textiles, Apparel & Luxury Goods - 1.21%
Charles & Colvard, Ltd.*	50,521	48,500
Cherokee, Inc.*+	16,100	138,460
Culp, Inc.	13,016	406,099
Delta Apparel, Inc.*	32,988	581,578
Lakeland Industries, Inc.*	67,557	726,238
Perry Ellis International, Inc.*	35,000	751,800
Rocky Brands, Inc.	72,200	833,910
Superior Uniform Group, Inc.	25,000	465,000
Vince Holding Corp.*+	165,000	255,750

		4,207,335

Thrifts & Mortgage Finance - 3.63%
ASB Bancorp, Inc.*+	21,000	714,000
Atlantic Coast Financial Corp.*	57,150	435,483
Citizens Community Bancorp, Inc.	35,600	491,992
Eagle Bancorp Montana, Inc.	6,289	126,723
Entegra Financial Corp.*	26,800	633,820
ESSA Bancorp, Inc.	59,000	860,220
First Financial Northwest, Inc.	47,000	830,490
Guaranty Federal Bancshares, Inc.+	20,856	406,692
Hawthorn Bancshares, Inc.+	25,000	517,500
HMN Financial, Inc.*	30,000	537,000
Home Bancorp, Inc.	42,300	1,427,625
HopFed Bancorp, Inc.	32,988	471,728
Lake Shore Bancorp, Inc.+	22,150	344,432
Malvern Bancorp, Inc.*+	37,800	801,360
Provident Financial Holdings, Inc.	38,617	720,207
Riverview Bancorp, Inc.	67,406	481,953
Security National Financial Corp., Class A*+	53,043	360,692
SI Financial Group, Inc.	15,176	213,223

www.bridgeway.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp, Inc.	30,000	$1,065,600
Timberland Bancorp, Inc.	24,222	542,573
United Community Bancorp+	26,200	461,120
Wayne Savings Bancshares, Inc.+	7,800	138,840

		12,583,273

Trading Companies & Distributors - 1.40%
AeroCentury Corp.*+	10,900	106,275
CAI International, Inc.*	69,500	1,093,930
Educational Development Corp.+	34,000	229,500
EnviroStar, Inc.+	35,000	663,250
General Finance Corp.*+	136,723	697,287
Houston Wire & Cable Co.+	59,300	400,275
Lawson Products, Inc.*	32,400	727,380
Transcat, Inc.*	5,000	63,500
Willis Lease Finance Corp.*	39,000	871,650

		4,853,047

Water Utilities - 0.93%
Artesian Resources Corp., Class A	21,500	700,040
Cadiz, Inc.*+	96,700	1,455,335
York Water Co., (The)	30,214	1,059,001

		3,214,376

TOTAL COMMON STOCKS - 99.56%		345,226,662

(Cost $264,452,834)

EXCHANGE TRADED FUND - 0.21%
iShares Micro-Cap ETF+	8,525	730,166

TOTAL EXCHANGE TRADED FUND - 0.21%		730,166

(Cost $218,805)

WARRANTS - 0.01%
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—
Asterias Biotherapeutics,
Inc., expire 09/29/17*+	27,672	11,899
BioTime, Inc., expire 10/01/18*+	16,058	9,795

TOTAL WARRANTS - 0.01%		21,694

(Cost $36,343)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	203	$203

TOTAL MONEY MARKET FUND - 0.00%			203

(Cost $203)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.92%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	51,728,322	51,728,322

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.92%			51,728,322

(Cost $51,728,322)

TOTAL INVESTMENTS - 114.70%			$397,707,047
(Cost $316,436,507)
Liabilities in Excess of Other Assets - (14.70%)			(50,975,919)

NET ASSETS - 100.00%			$346,731,128

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.
^	Rate disclosed as of March 31, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $49,907,453 as of March 31, 2017.

LLC - Limited Liability Company

18	Quarterly Report | March 31, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$344,497,392	$729,270	$ —	$345,226,662
Exchange Traded
Fund	730,166	—	—	730,166
Warrants	21,694	—	0	21,694
Money Market Fund	—	203	—	203
Investments Purchased with Cash Proceeds from Securities Lending	—	51,728,322	—	51,728,322

TOTAL	$345,249,252	$52,457,795	$ 0	$397,707,047

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings. See Notes to Schedule of Investments.

www.bridgeway.com	19

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.99%
Aerospace & Defense - 0.31%
AAR Corp.	450	$15,134

Airlines - 0.45%
SkyWest, Inc.	650	22,262

Auto Components - 1.07%
Cooper-Standard Holding, Inc.*	230	25,514
Fox Factory Holding Corp.*	450	12,915
Standard Motor Products, Inc.	300	14,742

		53,171

Beverages - 0.21%
Farmer Brothers Co.*	200	7,070
Primo Water Corp.*	250	3,395

		10,465

Biotechnology - 1.94%
Assembly Biosciences, Inc.*	200	5,098
Bellicum Pharmaceuticals, Inc.*	350	4,319
Blueprint Medicines Corp.*	400	15,996
Foundation Medicine, Inc.*+	450	14,512
Kamada, Ltd.*	450	3,060
Momenta Pharmaceuticals, Inc.*	900	12,015
Synergy Pharmaceuticals, Inc.*+	2,200	10,252
Theravance Biopharma, Inc.*+	600	22,092
Versartis, Inc.*	400	8,540

		95,884

Building Products - 0.67%
Gibraltar Industries, Inc.*	400	16,480
Huttig Building Products, Inc.*	300	2,442
Patrick Industries, Inc.*	200	14,180

		33,102

Capital Markets - 0.56%
Arlington Asset Investment Corp., Class A+	300	4,239
Associated Capital Group, Inc., Class A	100	3,615
Fifth Street Senior Floating Rate Corp.+	350	3,087
INTL.FCStone, Inc.*	250	9,490
PennantPark Investment Corp.	900	7,326

		27,757

Industry Company	Shares	Value

Chemicals - 3.16%
Balchem Corp.	400	$32,968
Chase Corp.	100	9,540
GCP Applied Technologies, Inc.*	900	29,385
Innophos Holdings, Inc.	250	13,492
Innospec, Inc.	300	19,425
KMG Chemicals, Inc.	150	6,910
Koppers Holdings, Inc.*	250	10,588
Orion Engineered Carbons SA	700	14,350
Quaker Chemical Corp.	150	19,749

		156,407

Commercial Banks - 9.60%
Allegiance Bancshares, Inc.*	150	5,580
BancFirst Corp.	200	17,980
Bankwell Financial Group, Inc.	100	3,439
BCB Bancorp, Inc.	150	2,498
Blue Hills Bancorp, Inc.	350	6,248
Bryn Mawr Bank Corp.	200	7,900
Carolina Financial Corp.	150	4,500
CenterState Banks, Inc.	600	15,540
Central Valley Community Bancorp	100	2,050
Century Bancorp, Inc., Class A	50	3,041
Civista Bancshares, Inc.	100	2,216
Commerce Union Bancshares, Inc.	100	2,175
Community Bank System, Inc.	550	30,239
Community Bankers Trust Corp.*	250	2,000
CU Bancorp*	200	7,930
Enterprise Financial Services Corp.	250	10,600
Equity Bancshares, Inc., Class A*	150	4,766
Evans Bancorp, Inc.	50	1,920
First BanCorp Puerto Rico*	2,600	14,690
First Bancshares, Inc. (The)	50	1,425
First Bank	150	1,792
First Guaranty Bancshares, Inc.	100	2,420
First Internet Bancorp+	100	2,950
Franklin Financial Network, Inc.*	150	5,812
German American Bancorp, Inc.	200	9,468
Green Bancorp, Inc.*	450	8,010

20	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Guaranty Bancorp	350	$8,522
Heartland Financial USA, Inc.	300	14,985
Horizon Bancorp	400	10,488
Howard Bancorp, Inc.*	100	1,870
Independent Bank Corp.	250	5,175
Independent Bank Group, Inc.	250	16,075
Lakeland Bancorp, Inc.	550	10,780
LegacyTexas Financial Group, Inc.	600	23,940
Macatawa Bank Corp.	350	3,458
MainSource Financial Group, Inc.	300	9,879
MBT Financial Corp.	250	2,838
MidSouth Bancorp, Inc.	150	2,295
National Bank Holdings Corp., Class A	350	11,375
National Commerce Corp.*	150	5,490
NBT Bancorp, Inc.	550	20,388
Old Line Bancshares, Inc.	150	4,272
Pacific Premier Bancorp, Inc.*	350	13,492
Park Sterling Corp.	650	8,002
Peapack Gladstone Financial Corp.	200	5,918
Peoples Bancorp, Inc.	200	6,332
People’s Utah Bancorp	200	5,290
Preferred Bank	150	8,049
Provident Bancorp, Inc.*	100	2,095
QCR Holdings, Inc.	150	6,352
S&T Bancorp, Inc.	400	13,840
Shore Bancshares, Inc.	150	2,506
Southern National Bancorp of Virginia, Inc.	150	2,540
Stock Yards Bancorp, Inc.	275	11,179
Stonegate Bank	200	9,418
Sun Bancorp, Inc.	250	6,100
TriState Capital Holdings, Inc.*	350	8,172
Triumph Bancorp, Inc.*	200	5,160
Univest Corp. of Pennsylvania	350	9,065
Veritex Holdings, Inc.*	200	5,624
Washington Trust Bancorp, Inc.	200	9,860
Xenith Bankshares, Inc.*	285	7,230

		475,243

Commercial Services & Supplies - 3.26%
ABM Industries, Inc.	700	30,520

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Brink’s Co. (The)	650	$34,743
Casella Waste Systems, Inc., Class A*	500	7,055
CECO Environmental Corp.	400	4,204
Hudson Technologies, Inc.*	450	2,970
McGrath RentCorp	300	10,071
MSA Safety, Inc.	450	31,810
Tetra Tech, Inc.	700	28,595
Viad Corp.	250	11,300

		161,268

Communications Equipment - 2.31%
Bel Fuse, Inc., Class B	150	3,833
Ceragon Networks, Ltd.*	950	3,106
EMCORE Corp.	300	2,700
Extreme Networks, Inc.*	1,300	9,763
InterDigital, Inc.	400	34,520
NETGEAR, Inc.*	400	19,820
Oclaro, Inc.*+	1,950	19,149
Plantronics, Inc.	400	21,644

		114,535

Computers & Peripherals - 0.06%
Intevac, Inc.*	250	3,125

Construction & Engineering - 1.19%
Argan, Inc.	200	13,230
Dycom Industries, Inc.*+	400	37,180
Goldfield Corp. (The)*	300	1,725
Northwest Pipe Co.*	100	1,571
Orion Group Holdings, Inc.*	300	2,241
Sterling Construction Co., Inc.*	300	2,775

		58,722

Consumer Finance - 0.52%
Cardtronics PLC, Class A*	550	25,712

Containers & Packaging - 2.41%
Greif, Inc., Class B	525	34,282
Owens-Illinois, Inc.*	2,000	40,760
Silgan Holdings, Inc.	700	41,552
UFP Technologies, Inc.*	100	2,590

		119,184

Diversified Consumer Services - 1.77%
2U, Inc.*+	600	23,796
Cambium Learning Group, Inc.*	550	2,695
Capella Education Co.	150	12,754
DeVry Education Group, Inc.	750	26,588

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
K12, Inc.*	500	$9,575
Strayer Education, Inc.	150	12,074

		87,482

Diversified Financial Services - 0.25%
Enova International, Inc.*	400	5,940
Marlin Business Services Corp.	150	3,862
Tiptree, Inc.+	350	2,555

		12,357

Diversified Telecommunication Services - 1.00%
8X8, Inc.*	1,100	16,775
GTT Communications, Inc.*+	450	10,958
IDT Corp., Class B	250	3,180
Ooma, Inc.*	200	1,990
Vonage Holdings Corp.*	2,600	16,432

		49,335

Electric Utilities - 1.79%
ALLETE, Inc.	600	40,626
MGE Energy, Inc.	450	29,250
Otter Tail Corp.	500	18,950

		88,826

Electrical Equipment - 2.13%
Brady Corp., Class A	600	23,190
Energizer Holdings, Inc.	800	44,600
II-VI, Inc.*	750	27,038
Novanta, Inc.*	400	10,620

		105,448

Electronic Equipment, Instruments & Components - 4.91%
Fabrinet*	450	18,914
Iteris, Inc.*	400	2,176
Itron, Inc.*	450	27,315
Ituran Location And Control, Ltd.	250	7,712
Kemet Corp.*	550	6,600
Kimball Electronics, Inc.*	300	5,085
Lumentum Holdings, Inc.*	725	38,679
Mercury Systems, Inc.*	500	19,525
Mesa Laboratories, Inc.	50	6,135
Methode Electronics, Inc.	450	20,520
Napco Security Technologies, Inc.*	250	2,550
PCM, Inc.*	150	4,208
Sanmina Corp.*	900	36,540
TTM Technologies, Inc.*+	1,250	20,162

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.+	1,650	$27,142

		243,263

Energy Equipment & Services - 1.15%
Forum Energy Technologies, Inc.*+	1,200	24,840
Geospace Technologies Corp.*	150	2,434
Newpark Resources, Inc.*	1,050	8,505
North American Energy Partners, Inc.	400	1,980
Pioneer Energy Services Corp.*	900	3,600
Unit Corp.*	650	15,704

		57,063

Food & Staples Retailing - 0.71%
Arcos Dorados Holdings, Inc., Class A*	1,650	13,282
Village Super Market, Inc., Class A	100	2,650
Weis Markets, Inc.	325	19,386

		35,318

Food Products - 2.81%
B&G Foods, Inc.+	800	32,200
Cosan, Ltd., Class A	2,200	18,788
Fresh Del Monte Produce, Inc.	650	38,500
Hostess Brands, Inc.*	1,200	19,044
J&J Snack Foods Corp.	225	30,501

		139,033

Gas Utilities - 0.42%
Northwest Natural Gas Co.	350	20,685

Health Care Equipment & Supplies - 5.36%
Accelerate Diagnostics, Inc.*+	600	14,520
AngioDynamics, Inc.*	450	7,808
Anika Therapeutics, Inc.*	150	6,516
Cardiovascular Systems, Inc.*	400	11,310
CRH Medical Corp.*	900	7,380
CryoLife, Inc.*	350	5,828
Cutera, Inc.*	150	3,105
GenMark Diagnostics, Inc.*	550	7,051
Genomic Health, Inc.*	400	12,596
Glaukos Corp.*	400	20,520

22	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc.*	200	$30,540
LeMaitre Vascular, Inc.	250	6,158
Merit Medical Systems, Inc.*	550	15,895
NxStage Medical, Inc.*	750	20,122
Penumbra, Inc.*	400	33,380
Spectranetics Corp.*	550	16,019
Surmodics, Inc.*	150	3,608
Syneron Medical, Ltd.*	400	4,220
Wright Medical Group NV*+	1,250	38,900

		265,476

Health Care Providers & Services - 1.60%
Almost Family, Inc.*	150	7,290
HealthEquity, Inc.*	750	31,838
Landauer, Inc.	100	4,875
National Healthcare Corp.	200	14,260
PharMerica Corp.*	400	9,360
RadNet, Inc.*	550	3,245
U.S. Physical Therapy, Inc.	130	8,489

		79,357

Health Care Technology - 0.57%
Omnicell, Inc.*	475	19,309
Vocera Communications, Inc.*	350	8,690

		27,999

Hotels, Restaurants & Leisure - 2.85%
Belmond, Ltd., Class A*	1,250	15,125
Empire Resorts, Inc.*+	400	9,700
Intrawest Resorts Holdings, Inc.*	500	12,505
Jack in the Box, Inc.	400	40,688
Marcus Corp. (The)	250	8,025
Monarch Casino & Resort, Inc.*	200	5,908
Nathan’s Famous, Inc.*	50	3,132
Papa John’s International, Inc.	450	36,018
Wingstop, Inc.+	350	9,898

		140,999

Household Durables - 0.47%
iRobot Corp.*+	350	23,149

Household Products - 0.42%
Central Garden & Pet Co., Class A*	600	20,832

Independent Power Producers & Energy Traders - 0.83%
Ormat Technologies, Inc.	600	34,248

Industry Company	Shares	Value

Independent Power Producers & Energy Traders (continued)
TerraForm Global, Inc., Class A+	1,400	$6,720

		40,968

Industrial Conglomerates - 0.26%
Raven Industries, Inc.	450	13,072

Insurance - 2.38%
Blue Capital Reinsurance Holdings, Ltd.	100	1,930
Crawford & Co., Class A+	750	6,105
Essent Group, Ltd.*	1,150	41,596
Independence Holding Co.	200	3,720
Kemper Corp.	600	23,940
NMI Holdings, Inc., Class A*	750	8,550
OneBeacon Insurance Group Ltd., Class A	300	4,800
Safety Insurance Group, Inc.	200	14,020
Stewart Information Services Corp.	300	13,254

		117,915

Internet & Catalog Retail - 1.37%
CoreLogic, Inc.*	1,050	42,756
Nutrisystem, Inc.	450	24,975

		67,731

Internet Software & Services - 4.74%
Blucora, Inc.*	500	8,650
Carbonite, Inc.*	350	7,105
Chegg, Inc.*+	1,100	9,284
Five9, Inc.*	650	10,699
GrubHub, Inc.*+	1,050	34,534
Leaf Group, Ltd.*	250	1,875
Liquidity Services, Inc.*	400	3,200
NIC, Inc.	800	16,160
Qualys, Inc.*	450	17,055
Shutterstock, Inc.*+	450	18,608
SPS Commerce, Inc.*	200	11,698
TrueCar, Inc.*+	1,050	16,244
Varonis Systems, Inc.*	350	11,130
Wix.com, Ltd.*	530	35,987
Zendesk, Inc.*	1,150	32,246

		234,475

Leisure Equipment & Products - 0.91%
Johnson Outdoors, Inc., Class A	100	3,650
LCI Industries	300	29,940

www.bridgeway.com	23

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (continued)
Planet Fitness, Inc., Class A	600	$11,562

		45,152

Machinery - 2.88%
Blue Bird Corp.*+	300	5,145
Chart Industries, Inc.*	350	12,229
China Yuchai International, Ltd.	500	9,255
DMC Global, Inc.	200	2,480
Douglas Dynamics, Inc.	250	7,663
Gencor Industries, Inc.*	150	2,242
John Bean Technologies Corp.	400	35,180
Kennametal, Inc.	1,000	39,230
Lydall, Inc.*	200	10,720
NN, Inc.	350	8,820
Supreme Industries, Inc., Class A	150	3,039
Titan International, Inc.	650	6,721

		142,724

Materials - 0.71%
Trinseo SA	525	35,228

Media - 1.13%
Entercom Communications Corp., Class A+	400	5,720
MSG Networks, Inc., Class A*	750	17,512
Yelp, Inc.*+	1,000	32,750

		55,982

Metals & Mining - 1.30%
Fairmount Santrol Holdings, Inc.*+	2,700	19,791
Materion Corp.	250	8,388
Worthington Industries, Inc.	800	36,072

		64,251

Oil, Gas & Consumable Fuels - 3.31%
Abraxas Petroleum Corp.*	1,950	3,939
Enerplus Corp.	3,000	24,150
Evolution Petroleum Corp.	400	3,200
Exterran Corp.*	450	14,152
GasLog Ltd.+	1,000	15,350
Green Plains, Inc.	500	12,375
Hallador Energy Co.	350	2,804
Isramco, Inc.*	35	4,100
Oasis Petroleum, Inc.*	2,900	41,354
REX American Resources Corp.*	80	7,239
Ring Energy, Inc.*	600	6,492

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A+	800	$28,800

		163,955

Paper & Forest Products - 0.30%
Neenah Paper, Inc.	200	14,940

Personal Products - 0.98%
Medifast, Inc.	150	6,656
Nu Skin Enterprises, Inc., Class A+	700	38,878
Nutraceutical International Corp.	100	3,115

		48,649

Pharmaceuticals - 0.68%
Corbus Pharmaceuticals Holdings, Inc.*+	550	4,538
Heska Corp.*	100	10,498
Supernus Pharmaceuticals, Inc.*	600	18,780

		33,816

Professional Services - 1.59%
Advisory Board Co. (The)*	500	23,400
Barrett Business Services, Inc.	100	5,462
CRA International, Inc.	100	3,533
ICF International, Inc.*	200	8,260
Navigant Consulting, Inc.*	600	13,716
TriNet Group, Inc.*	850	24,565

		78,936

Real Estate Investment Trusts (REITs) - 4.40%
AG Mortgage Investment Trust, Inc.	350	6,318
Agree Realty Corp.	300	14,388
Armada Hoffler Properties, Inc.	650	9,029
Bluerock Residential Growth, Inc.+	300	3,693
City Office REIT, Inc.	350	4,253
Four Corners Property Trust, Inc.	750	17,122
Getty Realty Corp.	400	10,108
Independence Realty Trust, Inc.	850	7,964
Invesco Mortgage Capital, Inc.	1,400	21,588
LTC Properties, Inc.	500	23,950
Monmouth Real Estate Investment Corp.	850	12,130
MTGE Investment Corp.	500	8,375

24	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
National Health Investors, Inc.+	500	$36,315
NexPoint Residential Trust, Inc.	250	6,040
RMR Group, Inc. (The), Class A	200	9,900
Sabra Health Care REIT, Inc.	800	22,344
UMH Properties, Inc.	300	4,563

		218,080

Real Estate Management & Development - 0.58%
AV Homes, Inc.*+	300	4,935
Century Communities, Inc.*	250	6,350
Community Healthcare Trust, Inc.	150	3,585
RE/MAX Holdings, Inc., Class A	200	11,890
Trinity Place Holdings, Inc.*+	300	2,193

		28,953

Road & Rail - 0.40%
Saia, Inc.*	300	13,290
Student Transportation, Inc.+	1,150	6,739

		20,029

Semiconductors & Semiconductor Equipment - 4.99%
Advanced Energy Industries, Inc.*	500	34,280
Axcelis Technologies, Inc.*	350	6,580
AXT, Inc.*	400	2,320
Brooks Automation, Inc.	850	19,040
Cabot Microelectronics Corp.	300	22,983
CEVA, Inc.*	250	8,875
Exar Corp.*	600	7,806
FormFactor, Inc.*	850	10,072
Kulicke & Soffa Industries, Inc.*	850	17,272
Nanometrics, Inc.*	300	9,138
Nova Measuring Instruments, Ltd.*	350	6,507
PDF Solutions, Inc.*	400	9,048
Power Integrations, Inc.	350	23,012
Rudolph Technologies, Inc.*	400	8,960
Silicon Laboratories, Inc.*	475	34,936
Ultra Clean Holdings, Inc.*	350	5,904
Xperi Corp.	600	20,370

		247,103

Industry Company	Shares	Value

Software - 6.26%
Actua Corp.*	500	$7,025
American Software, Inc., Class A	300	3,084
Appfolio, Inc., Class A*	150	4,080
Ebix, Inc.+	400	24,500
MINDBODY, Inc., Class A*	500	13,725
New Relic, Inc.*+	650	24,096
Park City Group, Inc.*+	250	3,088
Paycom Software, Inc.*+	750	43,132
Pegasystems, Inc.	950	41,658
Proofpoint, Inc.*+	525	39,039
PROS Holdings, Inc.*	400	9,676
Q2 Holdings, Inc.*	500	17,425
Radware, Ltd.*+	550	8,888
RealPage, Inc.*	1,000	34,900
Upland Software, Inc.*	200	3,178
Verint Systems, Inc.*	750	32,531

		310,025

Textiles, Apparel & Luxury Goods - 0.72%
Unifi, Inc.*	200	5,678
Wolverine World Wide, Inc.	1,200	29,964

		35,642

Thrifts & Mortgage Finance - 0.60%
First Financial Northwest, Inc.	150	2,650
Hingham Institution for Savings	25	4,421
Meta Financial Group, Inc.	100	8,850
Riverview Bancorp, Inc.	300	2,145
Timberland Bancorp, Inc.	100	2,240
United Community Financial Corp.	500	4,170
Waterstone Financial, Inc.	300	5,475

		29,951

Trading Companies & Distributors - 1.32%
EnviroStar, Inc.	150	2,842
Fortress Transportation & Infrastructure Investors, LLC+	950	14,164
NOW, Inc.*	1,350	22,896
Rush Enterprises, Inc., Class A*	450	14,886
Veritiv Corp.*	200	10,360

		65,148

Water Utilities - 1.32%
American States Water Co.	450	19,935

www.bridgeway.com	25

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company		Shares	Value
Common Stocks (continued)
Water Utilities (continued)
Cadiz, Inc.*		250	$3,763
California Water Service Group+		600	21,510
Connecticut Water Service, Inc.		150	7,973
SJW Corp.		250	12,055

			65,236

Wireless Telecommunication Services - 0.10%
Spok Holdings, Inc.		250	4,750

TOTAL COMMON STOCKS - 99.99%			4,951,304

(Cost $4,532,834)

EXCHANGE TRADED FUND - 0.22%
iShares Russell 2000 ETF+		80	10,998

TOTAL EXCHANGE TRADED FUND - 0.22%			10,998

(Cost $10,498)

RIGHTS - 0.00%
Trinity Place*Δ+		38	—

TOTAL RIGHTS - 0.00%			—

(Cost $ — )

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.76%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	830,057	830,057

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.76%			830,057

(Cost $830,057)

TOTAL INVESTMENTS - 116.97%			$5,792,359
(Cost $5,373,389)
Liabilities in Excess of Other Assets - (16.97%)			(840,543)

NET ASSETS - 100.00%			$4,951,816

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.

^    Rate disclosed as of March 31, 2017.

Δ     Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+    This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $811,832 as of March 31, 2017.

PLC- Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$4,951,304	$—	$ —	$4,951,304
Exchange Traded Fund	10,998	—	—	10,998
Rights	—	0	—	0
Investments Purchased with Cash Proceeds from Securities Lending	—	830,057	—	830,057

TOTAL	$4,962,302	$830,057	$ —	$5,792,359

See Notes to Schedule of Investments.

26	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.44%
Air Freight & Logistics - 1.06%
Radiant Logistics, Inc.*	93,000	$465,000

Airlines - 0.99%
Hawaiian Holdings, Inc.*	9,300	431,985

Biotechnology - 3.58%
Emergent BioSolutions, Inc.*+	21,900	635,976
Five Prime Therapeutics, Inc.*	8,800	318,120
Myriad Genetics, Inc.*+	32,000	614,400

		1,568,496

Building Products - 1.33%
Simpson Manufacturing Co., Inc.	13,500	581,715

Capital Markets - 1.25%
Evercore Partners, Inc., Class A	2,100	163,590
Marcus & Millichap, Inc.*	15,600	383,448

		547,038

Chemicals - 1.43%
Koppers Holdings, Inc.*	12,200	516,670
Rayonier Advanced Materials, Inc.+	8,200	110,290

		626,960

Commercial Banks - 2.97%
Capital Bank Financial Corp., Class A	14,900	646,660
National Bank Holdings Corp., Class A	20,100	653,250

		1,299,910

Commercial Services & Supplies - 5.76%
Alarm.com Holdings, Inc.*	8,000	245,920
Brink’s Co. (The)	12,300	657,435
Healthcare Services Group, Inc.	14,600	629,114
HNI Corp.	12,200	562,298
Interface, Inc.	5,600	106,680
Kimball International, Inc., Class B	19,300	318,450

		2,519,897

Communications Equipment - 4.87%
A10 Networks, Inc.*	22,800	208,620
Extreme Networks, Inc.*	94,300	708,193
Gogo, Inc.*+	53,200	585,200

Industry Company	Shares	Value

Communications Equipment (continued)
Plantronics, Inc.	11,600	$627,676

		2,129,689

Computers & Peripherals - 1.15%
Eastman Kodak Co.*+	43,800	503,700

Construction & Engineering - 2.33%
Dycom Industries, Inc.*+	1,900	176,605
Installed Building Products, Inc.*	12,300	648,825
Orion Group Holdings, Inc.*	26,000	194,220

		1,019,650

Consumer Finance - 0.36%
Cardtronics PLC, Class A*	3,400	158,950

Electrical Equipment - 1.30%
General Cable Corp.	31,700	569,015

Electronic Equipment, Instruments & Components - 2.81%
Fabrinet*	15,300	643,059
Itron, Inc.*	9,700	588,790

		1,231,849

Energy Equipment & Services - 0.42%
TETRA Technologies, Inc.*	44,700	181,929

Food Products - 1.41%
Tootsie Roll Industries, Inc.+	16,583	619,375

Health Care Equipment & Supplies - 3.98%
Globus Medical, Inc., Class A*	18,000	533,160
Masimo Corp.*	6,700	624,842
SurModics, Inc.*	24,200	582,010

		1,740,012

Health Care Providers & Services - 4.20%
Air Methods Corp.*	15,900	683,700
BioTelemetry, Inc.*	6,000	173,700
LHC Group, Inc.*	6,200	334,180
RadNet, Inc.*	109,800	647,820

		1,839,400

Hotels, Restaurants & Leisure - 5.94%
Boyd Gaming Corp.*	6,600	145,266
Cheesecake Factory, Inc. (The)	9,900	627,264
Dave & Buster’s Entertainment, Inc.*	10,600	647,554
Isle of Capri Casinos, Inc.*	24,700	651,092

www.bridgeway.com	27

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc.+	6,600	$528,264

		2,599,440

Household Durables - 1.88%
LGI Homes, Inc.*+	11,300	383,183
Universal Electronics, Inc.*	2,800	191,800
ZAGG, Inc.*	34,600	249,120

		824,103

Insurance - 0.84%
Crawford & Co., Class B+	9,300	93,279
WMIH Corp.*	187,800	272,310

		365,589

Internet & Catalog Retail - 1.40%
Shutterfly, Inc.*+	12,700	613,283

Internet Software & Services - 3.78%
Blucora, Inc.*	7,100	122,830
Brightcove, Inc.*	43,100	383,590
Cimpress NV*+	5,600	482,664
Five9, Inc.*	18,800	309,448
WebMD Health Corp.*	6,800	358,224

		1,656,756

IT Services - 4.37%
CSG Systems International, Inc.	12,200	461,282
MAXIMUS, Inc.	10,100	628,220
TeleTech Holdings, Inc.	11,500	340,400
Unisys Corp.*+	34,600	482,670

		1,912,572

Leisure Equipment & Products - 2.03%
LCI Industries	5,300	528,940
Nautilus, Inc.*	19,700	359,525

		888,465

Life Sciences Tools & Services - 3.12%
Cambrex Corp.*	12,500	688,125
Luminex Corp.	12,100	222,277
PAREXEL International Corp.*	7,200	454,392

		1,364,794

Machinery - 1.51%
Wabash National Corp.+	27,500	568,975
Watts Water Technologies, Inc., Class A	1,500	93,525

		662,500

Industry Company	Shares	Value

Materials - 1.43%
Trinseo SA	9,300	$624,030

Metals & Mining - 1.27%
Worthington Industries, Inc.	12,300	554,607

Multiline Retail - 0.66%
Big Lots, Inc.+	5,900	287,212

Pharmaceuticals - 5.07%
Cempra, Inc.*	168,100	630,375
Corcept Therapeutics, Inc.*+	51,700	566,632
SciClone Pharmaceuticals, Inc.*	52,400	513,520
Supernus Pharmaceuticals, Inc.*	16,300	510,190

		2,220,717

Professional Services - 2.67%
Insperity, Inc.	2,700	239,355
Mistras Group, Inc.*+	26,200	560,156
TriNet Group, Inc.*	12,800	369,920

		1,169,431

Real Estate Investment Trusts (REITs) - 3.28%
Acadia Realty Trust	3,900	117,234
LTC Properties, Inc.	3,600	172,440
National Health Investors, Inc.+	6,400	464,832
Potlatch Corp.	5,600	255,920
Urban Edge Properties	16,199	426,034

		1,436,460

Real Estate Management & Development - 1.92%
Altisource Portfolio Solutions SA*+	22,800	839,040

Semiconductors & Semiconductor Equipment - 4.42%
CEVA, Inc.*	18,400	653,200
Cirrus Logic, Inc.*	2,800	169,932
Integrated Device Technology, Inc.*	25,300	598,851
MaxLinear, Inc.*	8,500	238,425
Monolithic Power Systems, Inc.	3,000	276,300

		1,936,708

Software - 3.83%
CommVault Systems, Inc.*	4,100	208,280
ePlus, Inc.*	900	121,545
Fair Isaac Corp.	4,500	580,275
RealPage, Inc.*	12,800	446,720

28	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Software (continued)
Varonis Systems, Inc.*		10,100	$321,180

			1,678,000

Specialty Retail - 4.54%
Children’s Place, Inc. (The)		5,700	684,285
GMS, Inc.*		19,000	665,760
Tile Shop Holdings, Inc.+		33,000	635,250

			1,985,295

Telecommunication Services - 2.01%
Acacia Communications, Inc.*+		2,900	169,998
General Communication, Inc., Class A*		7,100	147,680
Windstream Holdings, Inc.+		103,048	561,612

			879,290

Textiles, Apparel & Luxury Goods - 1.27%
Wolverine World Wide, Inc.		22,300	556,831

TOTAL COMMON STOCKS - 98.44%			43,089,693

(Cost $37,812,264)

EXCHANGE TRADED FUND - 1.55%
iShares Russell 2000 Growth ETF+		4,200	678,972

TOTAL EXCHANGE TRADED FUND - 1.55%			678,972

(Cost $658,932)

Rate^		Shares	Value

MONEY MARKET FUND - 0.81%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	353,324	353,324

TOTAL MONEY MARKET FUND - 0.81%			353,324

(Cost $353,324)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 19.38%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	8,481,757	$8,481,757

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 19.38%			8,481,757

(Cost $8,481,757)

TOTAL INVESTMENTS - 120.18%			52,603,746
(Cost $47,306,277)
Liabilities in Excess of Other Assets - (20.18%)			(8,832,194)

NET ASSETS - 100.00%			$43,771,552

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.
^	Rate disclosed as of March 31, 2017.
+	This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $8,293,518 as of March 31, 2017.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$43,089,693	$—	$ —	$43,089,693
Exchange Traded Fund	678,972	—	—	678,972
Money Market Fund	—	353,324	—	353,324
Investments Purchased with Cash Proceeds from Securities Lending	—	8,481,757	—	8,481,757

TOTAL	$43,768,665	$8,835,081	$ —	$52,603,746

See Notes to Schedule of Investments.

www.bridgeway.com	29

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.70%
Aerospace & Defense - 0.87%
Kratos Defense & Security Solutions, Inc.*	72,200	$561,716

Airlines - 1.68%
SkyWest, Inc.	31,700	1,085,725

Auto Components - 3.92%
American Axle & Manufacturing Holdings, Inc.*	26,900	505,182
Cooper Tire & Rubber Co.	15,100	669,685
Cooper-Standard Holding, Inc.*	5,800	643,394
Meritor, Inc.*	41,600	712,608

		2,530,869

Building Products - 0.56%
Gibraltar Industries, Inc.*	8,800	362,560

Chemicals - 2.34%
Innophos Holdings, Inc.	12,300	663,831
Rayonier Advanced Materials, Inc.+	62,800	844,660

		1,508,491

Commercial Banks - 6.86%
Banco Latinoamericano de Comercio Exterior SA, Class E+	27,700	768,398
First BanCorp Puerto Rico*	118,000	666,700
Heartland Financial USA, Inc.	12,400	619,380
Investors Bancorp, Inc.	60,800	874,304
Kearny Financial Corp.	55,400	833,770
TriState Capital Holdings, Inc.*	28,500	665,475

		4,428,027

Commercial Services & Supplies - 5.18%
ABM Industries, Inc.	18,500	806,600
ACCO Brands Corp.*	85,600	1,125,640
Tetra Tech, Inc.	16,600	678,110
UniFirst Corp.	5,200	735,540

		3,345,890

Communications Equipment - 1.69%
ATN International, Inc.	9,000	633,780
NETGEAR, Inc.*	9,300	460,815

		1,094,595

Computers & Peripherals - 1.20%
Diebold Nixdorf, Inc.	25,200	773,640

Industry Company	Shares	Value

Consumer Finance - 1.34%
Nelnet, Inc., Class A	19,700	$864,042

Electric Utilities - 1.24%
Otter Tail Corp.	21,100	799,690

Electrical Equipment - 1.13%
General Cable Corp.	40,600	728,770

Electronic Equipment, Instruments & Components - 11.68%
AVX Corp.	41,100	673,218
Benchmark Electronics, Inc.*	25,100	798,180
Sanmina Corp.*	35,900	1,457,540
Spire, Inc.	13,100	884,250
Tech Data Corp.*	7,700	723,030
TTM Technologies, Inc.*	101,500	1,637,195
Vishay Intertechnology, Inc.+	44,100	725,445
WGL Holdings, Inc.	7,800	643,734

		7,542,592

Food & Staples Retailing - 0.70%
SUPERVALU, Inc.*	117,500	453,550

Food Products - 2.46%
Fresh Del Monte Produce, Inc.	10,000	592,300
Sanderson Farms, Inc.+	9,600	996,864

		1,589,164

Health Care Providers & Services - 2.76%
Kindred Healthcare, Inc.	87,800	733,130
LHC Group, Inc.*	13,200	711,480
Triple-S Management Corp., Class B*	19,200	337,344

		1,781,954

Household Durables - 1.54%
LGI Homes, Inc.*+	29,400	996,954

Household Products - 2.18%
Central Garden & Pet Co., Class A*	40,600	1,409,632

Insurance - 9.94%
American Equity Investment Life Holding Co.	28,600	675,818
Argo Group International Holdings Ltd.	11,110	753,258
Employers Holdings, Inc.	18,500	702,075
Enstar Group, Ltd.*	2,900	554,770
National Western Life Group, Inc., Class A	2,600	790,816

30	Quarterly Report | March 31, 2017 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
OneBeacon Insurance Group Ltd., Class A	60,220	$963,520
Safety Insurance Group, Inc.	9,800	686,980
Selective Insurance Group, Inc.	27,500	1,296,625

		6,423,862

IT Services - 1.86%
Sykes Enterprises, Inc.*	14,400	423,360
Unisys Corp.*+	55,800	778,410

		1,201,770

Machinery - 1.31%
Greenbrier Companies., Inc. (The)+	19,700	849,070

Media - 1.15%
Time, Inc.	38,300	741,105

Metals & Mining - 3.73%
Cliffs Natural Resources, Inc.*	101,100	830,031
Materion Corp.	3,900	130,845
Ryerson Holding Corp.*	63,900	805,140
Schnitzer Steel Industries, Inc., Class A	31,100	642,215

		2,408,231

Oil, Gas & Consumable Fuels - 4.37%
Renewable Energy Group, Inc.*	77,000	804,650
Sanchez Energy Corp.*+	49,600	473,184
Ship Finance International, Ltd.+	44,900	660,030
Western Refining, Inc.	25,300	887,271

		2,825,135

Real Estate Investment Trusts (REITs) - 5.14%
Colony Starwood Homes	25,800	875,910
Healthcare Realty Trust, Inc.	24,200	786,500
Monogram Residential Trust, Inc.	65,400	652,038
Summit Hotel Properties, Inc.	62,800	1,003,544

		3,317,992

Real Estate Management & Development - 0.40%
Farmland Partners, Inc.	23,100	258,027

Software - 3.79%
Advanced Micro Devices, Inc.*+	120,900	1,759,095

Industry Company	Shares	Value

Software (continued)
ePlus, Inc.*	5,100	$688,755

		2,447,850

Specialty Retail - 3.24%
Big 5 Sporting Goods Corp.+	39,200	591,920
Container Store Group, Inc. (The)*+	58,300	246,609
Office Depot, Inc.	155,800	726,807
Tailored Brands, Inc.	35,100	524,394

		2,089,730

Telecommunication Services - 0.87%
Windstream Holdings, Inc.+	103,100	561,895

Textiles, Apparel & Luxury Goods - 0.58%
Fossil Group, Inc.*+	21,500	375,175

Thrifts & Mortgage Finance - 7.49%
Beneficial Bancorp, Inc.	44,300	708,800
Capitol Federal Financial, Inc.	45,200	661,276
Clifton Bancorp, Inc.	28,900	467,891
Northwest Bancshares, Inc.	49,300	830,212
Ocwen Financial Corp.*+	132,000	722,040
Provident Financial Services, Inc.	30,600	791,010
Walker & Dunlop, Inc.*	15,800	658,702

		4,839,931

Trading Companies & Distributors - 3.86%
Aircastle, Ltd.	27,100	653,923
GATX Corp.+	13,100	798,576
Rush Enterprises, Inc., Class A*	12,600	416,808
Textainer Group Holdings, Ltd.+	40,800	624,240

		2,493,547

Transportation Infrastructure - 0.68%
Scorpio Tankers, Inc.+	99,500	441,780

Water Utilities - 0.96%
Middlesex Water Co.	16,700	617,065

TOTAL COMMON STOCKS - 98.70%		63,750,026

(Cost $53,886,576)

www.bridgeway.com	31

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 2.37%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	1,532,503	$1,532,503

TOTAL MONEY MARKET FUND - 2.37%			1,532,503

(Cost $1,532,503)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 17.22%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	11,124,628	11,124,628

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 17.22%			11,124,628

(Cost $11,124,628)

Total Investments - 118.29%			$76,407,157
(Cost $66,543,707)
Liabilities in Excess of Other Assets - (18.29%)			(11,813,900)

NET ASSETS - 100.00%			$64,593,257

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.

^    Rate disclosed as of March 31, 2017.

+    This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of 10,872,210 as of March 31, 2017.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$63,750,026	$—	$ —	$63,750,026
Money Market Fund	—	1,532,503	—	1,532,503
Investments Purchased with Cash Proceeds from Securities Lending	—	11,124,628	—	11,124,628

TOTAL	$63,750,026	$12,657,131	$ —	$76,407,157

See Notes to Schedule of Investments

32	Quarterly Report | March 31, 2017 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 101.04%
Aerospace & Defense - 2.51%
United Technologies Corp.	123,380	$13,844,470
Air Freight & Logistics - 2.51%
United Parcel Service, Inc., Class B	129,163	13,859,190
Beverages - 5.00%
Coca-Cola Co. (The)	324,714	13,780,862
PepsiCo, Inc.	123,505	13,815,269

		27,596,131
Biotechnology - 2.59%
Gilead Sciences, Inc.	210,050	14,266,596
Commercial Banks - 2.85%
Wells Fargo & Co.	283,059	15,755,064
Communications Equipment - 2.82%
Cisco Systems, Inc.	460,608	15,568,550
Computers & Peripherals - 4.10%
Apple, Inc.	157,450	22,619,267
Diversified Financial Services - 9.63%
Bank of America Corp.	950,208	22,415,407
Berkshire Hathaway, Inc., Class B*	82,850	13,809,438
JPMorgan Chase & Co.	192,895	16,943,897

		53,168,742
Diversified Telecommunication Services - 5.05%
AT&T, Inc.	338,925	14,082,334
Verizon Communications, Inc.	282,789	13,785,964

		27,868,298
Energy Equipment & Services - 2.50%
Schlumberger, Ltd.	176,450	13,780,745
Food & Staples Retailing - 5.00%
CVS Health Corp.	176,600	13,863,100
Wal-Mart Stores, Inc.	190,719	13,747,026

		27,610,126

Hotels, Restaurants & Leisure - 2.49%
McDonald’s Corp.	106,100	13,751,621
Household Products - 2.50%
Procter & Gamble Co. (The)	153,326	13,776,341
Industrial Conglomerates - 5.08%
3M Co.	74,600	14,273,218

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	462,743	$13,789,741

		28,062,959

Internet & Catalog Retail - 3.90%
Amazon.com, Inc.*	24,300	21,542,922

Internet Software & Services - 3.90%
Alphabet, Inc., Class A*	12,770	10,826,406
Alphabet, Inc., Class C*	12,914	10,712,938

		21,539,344

IT Services - 6.40%
International Business Machines Corp.	79,467	13,838,383
Visa, Inc., Class A	241,900	21,497,653

		35,336,036

Media - 5.01%
Comcast Corp., Class A	368,250	13,842,517
Walt Disney Co. (The)	121,700	13,799,563

		27,642,080

Oil, Gas & Consumable Fuels - 7.78%
Chevron Corp.	128,295	13,775,034
ConocoPhillips	308,465	15,383,150
Exxon Mobil Corp.	168,137	13,788,915

		42,947,099

Pharmaceuticals - 7.53%
Johnson & Johnson	111,052	13,831,527
Merck & Co., Inc.	217,435	13,815,820
Pfizer, Inc.	406,744	13,914,712

		41,562,059

Semiconductors & Semiconductor Equipment - 5.08%
Intel Corp.	392,243	14,148,205
QUALCOMM, Inc.	241,900	13,870,546

		28,018,751

Software - 6.81%
Microsoft Corp.	338,745	22,309,746
Oracle Corp.	342,413	15,275,044

		37,584,790

TOTAL COMMON STOCKS - 101.04%		557,701,181

(Cost $311,710,058)

www.bridgeway.com	33

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Fidelity Institutional
Government Portfolio
Institutional Class	0.60%	934	$934

TOTAL MONEY MARKET FUND - 0.00%			934

(Cost $934)

TOTAL INVESTMENTS - 101.04%			$557,702,115
(Cost $311,710,992)
Liabilities in Excess of Other Assets - (1.04%)			(5,761,609)

NET ASSETS - 100.00%			$551,940,506

* Non-income producing security. ^ Rate disclosed as of March 31, 2017. Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common
Stocks	$557,701,181	$—	$—	$557,701,181
Money Market
Fund	—	934	—	934

TOTAL	$557,701,181	$934	$—	$557,702,115

See Notes to Schedule of Investments.

34	Quarterly Report | March 31, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 58.27%
Aerospace & Defense - 2.18%
Honeywell International, Inc.#	1,200	$149,844
Lockheed Martin Corp.	870	232,812
Northrop Grumman Corp.#	1,100	261,624
Raytheon Co.#	900	137,250
United Technologies Corp.#	1,140	127,919

		909,449

Air Freight & Logistics - 0.47%
FedEx Corp.#	1,000	195,150

Airlines - 2.19%
Delta Air Lines, Inc.#	9,000	413,640
Southwest Airlines Co.#	1,400	75,264
United Continental Holdings, Inc.*#	6,000	423,840

		912,744

Auto Components - 0.30%
Adient PLC	495	35,972
Delphi Automotive PLC#	500	40,245
Goodyear Tire & Rubber Co. (The)#	1,400	50,400

		126,617

Automobiles - 1.16%
Ford Motor Co.#	5,100	59,364
General Motors Co.#	12,000	424,320

		483,684

Beverages - 1.06%
Coca-Cola Co. (The)#	2,900	123,076
Constellation Brands, Inc., Class A	800	129,656
PepsiCo, Inc.#	1,700	190,162

		442,894

Biotechnology - 2.21%
Amgen, Inc.#	1,100	180,477
Biogen, Inc.*	600	164,052
Bioverativ, Inc.*	300	16,338
Celgene Corp.*#	1,100	136,873
Gilead Sciences, Inc.#	6,200	421,104

		918,844

Capital Markets - 1.34%
BlackRock, Inc.	300	115,053
Charles Schwab Corp. (The)#	2,600	106,106
Goldman Sachs Group, Inc. (The)	500	114,860

Industry Company	Shares	Value

Capital Markets (continued)
Morgan Stanley#	3,300	$141,372
State Street Corp.#	1,000	79,610

		557,001

Chemicals - 2.85%
AdvanSix, Inc.*	48	1,311
Barrick Gold Corp.#	36,600	695,034
Dow Chemical Co. (The)#	1,300	82,602
LyondellBasell Industries NV, Class A	800	72,952
Monsanto Co.	900	101,880
Praxair, Inc.#	900	106,740
Sherwin-Williams Co. (The)	400	124,076

		1,184,595

Commercial Banks - 2.02%
BB&T Corp.#	1,100	49,170
Comerica, Inc.#	1,100	75,438
Huntington Bancshares, Inc.	7,700	103,103
KeyCorp#	4,800	85,344
PNC Financial Services Group, Inc. (The)#	1,000	120,240
U.S. Bancorp	2,800	144,200
Wells Fargo & Co.#	4,771	265,554

		843,049

Commercial Services & Supplies - 0.19%
Waste Management, Inc.	1,100	80,212

Communications Equipment - 0.90%
Cisco Systems, Inc.#	6,000	202,800
Juniper Networks, Inc.#	5,500	153,065
LogMeIn, Inc.	189	18,430

		374,295

Computers & Peripherals - 1.39%
Apple, Inc.#	3,000	430,980
Dell Technologies, Inc. - VMware Inc.*	222	14,226
HP, Inc.#	2,900	51,852
Western Digital Corp.#	1,010	83,355

		580,413

Consumer Finance - 0.64%
American Express Co.#	2,600	205,686
Capital One Financial Corp.	700	60,662

		266,348

Containers & Packaging - 0.07%
Ball Corp.	400	29,704

www.bridgeway.com	35

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Financial Services - 1.62%
AerCap Holdings NV*#	1,100	$50,567
Bank of America Corp.#	3,900	92,001
Berkshire Hathaway, Inc., Class B*#	800	133,344
Citigroup, Inc.#	4,010	239,878
JPMorgan Chase & Co.#	1,800	158,112

		673,902

Diversified Telecommunication Services - 1.05%
AT&T, Inc.#	6,700	278,385
CenturyLink, Inc.#+	1,800	42,426
Verizon Communications, Inc.#	2,400	117,000

		437,811

Electric Utilities - 0.74%
American Electric Power Co., Inc.#	1,500	100,695
Duke Energy Corp.#	1,283	105,219
Exelon Corp.#	2,800	100,744

		306,658

Electrical Equipment - 0.49%
Emerson Electric Co.#	1,500	89,790
Fortive Corp.	850	51,187
Johnson Controls International PLC#	1,454	61,243

		202,220

Energy Equipment & Services - 1.26%
Halliburton Co.#	1,700	83,657
Helmerich & Payne, Inc.#+	1,000	66,570
Transocean, Ltd.*#	30,000	373,500

		523,727

Financials - 0.10%
PayPal Holdings, Inc.*#	1,000	43,020

Food & Staples Retailing - 0.91%
Costco Wholesale Corp.	700	117,383
CVS Health Corp.	900	70,650
Kroger Co. (The)#	2,300	67,827
Wal-Mart Stores, Inc.#	1,700	122,536

		378,396

Food Products - 3.06%
Archer-Daniels-Midland Co.#	2,000	92,080
Campbell Soup Co.#	1,900	108,756
General Mills, Inc.#	3,200	188,832
JM Smucker Co. (The)#	1,400	183,512
Kellogg Co.#	7,500	544,575

Industry Company	Shares	Value

Food Products (continued)
Mondelez International, Inc. Class A#	3,600	$155,088

		1,272,843

Health Care Equipment & Supplies - 1.29%
Abbott Laboratories#	1,300	57,733
Baxter International, Inc.	900	46,674
Becton Dickinson & Co.	520	95,389
C.R. Bard, Inc.	900	223,686
Stryker Corp.	860	113,219

		536,701

Health Care Providers & Services - 2.16%
AmerisourceBergen Corp.#	5,000	442,500
DaVita, Inc.*#	1,600	108,752
Express Scripts Holding Co.*#	1,734	114,288
Laboratory Corp. of America Holdings*	600	86,082
UnitedHealth Group, Inc.#	900	147,609

		899,231

Hotels, Restaurants & Leisure - 0.80%
Carnival Corp.#	900	53,019
McDonald’s Corp.#	500	64,805
Starbucks Corp.#	1,900	110,941
Wynn Resorts, Ltd.	500	57,305
Yum China Holdings, Inc.*#	1,100	29,920
Yum! Brands, Inc.#	300	19,170

		335,160

Household Products - 1.18%
Colgate-Palmolive Co.#	1,600	117,104
Kimberly-Clark Corp.#	1,400	184,282
Procter & Gamble Co. (The)#	2,100	188,685

		490,071

Independent Power Producers & Energy Traders - 0.12%
AES Corp.	4,300	48,074

Industrial Conglomerates - 1.18%
3M Co.#	1,100	210,463
Danaher Corp.#	1,700	145,401
General Electric Co.#	4,600	137,080

		492,944

Insurance - 1.48%
Allstate Corp. (The)#	1,300	105,937
Aon PLC#	1,600	189,904
Chubb, Ltd.	361	49,186

36	Quarterly Report | March 31, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.#	1,500	$110,835
Progressive Corp. (The)#	2,220	86,980
Travelers Cos., Inc. (The)	600	72,324

		615,166

Internet & Catalog Retail - 1.49%
Amazon.com, Inc.*	500	443,270
Priceline Group, Inc. (The)*	100	177,997

		621,267

Internet Software & Services - 1.81%
Alphabet, Inc., Class A*	260	220,428
Alphabet, Inc., Class C*	260	215,686
eBay, Inc.*	1,000	33,570
Facebook, Inc., Class A*#	2,000	284,100

		753,784

IT Services - 2.21%
Automatic Data Processing, Inc.	900	92,151
Cognizant Technology Solutions Corp., Class A*#	1,600	95,232
International Business Machines Corp.#	1,300	226,382
MasterCard, Inc., Class A#	800	89,976
S&P Global, Inc.	500	65,370
Visa, Inc., Class A	3,700	328,819
Western Union Co. (The)#+	1,000	20,350

		918,280

Leisure Equipment & Products - 0.24%
Hasbro, Inc.#	1,000	99,820

Life Sciences Tools & Services - 0.37%
Thermo Fisher Scientific, Inc.#	1,000	153,600

Machinery - 0.34%
Deere & Co.#	1,300	141,518

Media - 1.40%
Comcast Corp., Class A#	4,100	154,119
Omnicom Group, Inc.#	1,200	103,452
Scripps Networks Interactive, Inc., Class A#	1,000	78,370
Time Warner, Inc.	933	91,163
Twenty-First Century Fox, Inc., Class A#	1,700	55,063
Walt Disney Co. (The)#	900	102,051

		584,218

Industry Company	Shares	Value

Metals & Mining - 0.64%
Goldcorp, Inc.#	2,100	$30,639
Kinross Gold Corp.*#	52,000	182,520
Silver Wheaton Corp.#	2,500	52,100

		265,259

Multiline Retail - 0.45%
Big Lots, Inc.+	500	24,340
Dollar General Corp.#	500	34,865
Target Corp.#	2,300	126,937

		186,142

Multi-Utilities - 0.51%
Dominion Resources, Inc.#	1,520	117,906
Public Service Enterprise Group, Inc.	900	39,915
Sempra Energy	500	55,250

		213,071

Oil, Gas & Consumable Fuels - 3.28%
Anadarko Petroleum Corp.#	1,000	62,000
Chesapeake Energy Corp.*#+	22,100	131,274
Chevron Corp.#	2,378	255,326
ConocoPhillips	1,287	64,183
EOG Resources, Inc.#	800	78,040
Exxon Mobil Corp.#	3,900	319,839
Kinder Morgan, Inc.	2,600	56,524
Marathon Petroleum Corp.#	2,400	121,296
Occidental Petroleum Corp.#	1,200	76,032
Phillips 66#	1,393	110,353
Valero Energy Corp.#	1,400	92,806

		1,367,673

Paper & Forest Products - 0.18%
International Paper Co.#	1,500	76,170

Pharmaceuticals - 2.20%
AbbVie, Inc.#	2,000	130,320
Allergan PLC	300	71,676
Bristol-Myers Squibb Co.#	2,179	118,494
Johnson & Johnson#	2,000	249,100
Merck & Co., Inc.#	2,200	139,788
Pfizer, Inc.#	5,100	174,471
Shire PLC, ADR	192	33,452

		917,301

Real Estate Investment Trusts (REITs) - 1.44%
American Tower Corp.	800	97,232
Crown Castle International Corp.#	1,200	113,340

www.bridgeway.com	37

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Public Storage#	1,000	$218,910
Simon Property Group, Inc.#	1,000	172,030

		601,512

Road & Rail - 0.20%
Union Pacific Corp.	800	84,736

Semiconductors & Semiconductor Equipment - 1.91%
Applied Materials, Inc.#	6,600	256,740
Intel Corp.#	4,400	158,708
Micron Technology, Inc.*#	5,600	161,840
QUALCOMM, Inc.#	1,000	57,340
Texas Instruments, Inc.#	1,970	158,703

		793,331

Software - 1.91%
Adobe Systems, Inc.*	800	104,104
Citrix Systems, Inc.*#	1,100	91,729
Electronic Arts, Inc.*	800	71,616
Hewlett Packard Enterprise Co.#	2,000	47,400
Intuit, Inc.#	400	46,396
Microsoft Corp.#	2,600	171,236
Oracle Corp.#	2,360	105,280
salesforce.com, Inc.*#	1,900	156,731

		794,492

Specialty Retail - 0.70%
AutoZone, Inc.*	300	216,915
Ross Stores, Inc.#	1,100	72,457

		289,372

Textiles, Apparel & Luxury Goods - 0.40%
NIKE, Inc., Class B#	3,000	167,190

Trading Companies & Distributors - 0.18%
NOW, Inc.*	200	3,392
W.W. Grainger, Inc.	300	69,828

		73,220

TOTAL COMMON STOCKS - 58.27%		24,262,879

(Cost $16,849,868)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S.GOVERNMENT OBLIGATIONS - 45.58% U.S. Treasury Bills - 45.58%
04/13/2017	0.000%(a)	$5,000,000	4,998,995
05/25/2017	0.000%(a)	2,000,000	1,997,930
06/01/2017	0.000%(a)	4,000,000	3,995,396

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. Treasury Bills (continued)
06/15/2017	0.000%(a)	$2,000,000	$1,997,078
06/22/2017	0.000%(a)	2,000,000	1,996,656
06/29/2017	0.000%(a)	4,000,000	3,992,700

			18,978,755

TOTAL U.S. GOVERNMENT OBLIGATIONS - 45.58%			18,978,755

(Cost $18,979,629)
	Rate^	Shares	Value

MONEY MARKET FUND - 0.29%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	119,264	119,264

TOTAL MONEY MARKET FUND — 0.29%			119,264

(Cost $119,264)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.32%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	132,214	132,214

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.32%			132,214

(Cost $132,214)

TOTAL INVESTMENTS - 104.46%			43,493,112
(Cost $36,080,975)
Liabilities in Excess of Other Assets - (4.46%)			(1,855,945)

NET ASSETS - 100.00%			$41,637,167

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2017.
+	This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $129,398 as of March 31, 2017.
(a)	Rate represents the effective yield at purchase.
PLC	- Public Limited Company
ADR	- American Depositary Receipt

See Notes to Schedule of Investments.

38	Quarterly Report | March 31, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (0.59%)
3M Co.
Expiring June, 2017 at $195.00	3	$(915)
Abbott Laboratories
Expiring May, 2017 at $46.00	4	(196)
AbbVie, Inc.
Expiring May, 2017 at $67.50	6	(498)
AerCap Holdings NV
Expiring April, 2017 at $42.50	11	(4,070)
Allstate Corp. (The)
Expiring April, 2017 at $75.00	4	(2,780)
American Electric Power Co., Inc.
Expiring May, 2017 at $67.50	5	(575)
American Express Co.
Expiring April, 2017 at $77.50	8	(2,000)
AmerisourceBergen Corp.
Expiring May, 2017 at $87.50	50	(18,000)
Amgen, Inc.
Expiring June, 2017 at $170.00	3	(1,017)
Anadarko Petroleum Corp.
Expiring May, 2017 at $62.50	3	(720)
Aon PLC
Expiring April, 2017 at $115.00	5	(2,350)
Apple, Inc.
Expiring April, 2017 at $130.00	9	(12,600)
Applied Materials, Inc.
Expiring April, 2017 at $35.00	20	(7,760)
Archer-Daniels-Midland Co.
Expiring June, 2017 at $47.00	7	(861)
AT&T, Inc.
Expiring April, 2017 at $42.00	20	(300)
Bank of America Corp.
Expiring April, 2017 at $26.00	11	(110)
Barrick Gold Corp.
Expiring April, 2017 at $18.00	366	(44,652)
BB&T Corp.
Expiring June, 2017 at $45.00	3	(483)
Bristol-Myers Squibb Co.
Expiring May, 2017 at $57.50	6	(468)
Campbell Soup Co.
Expiring May, 2017 at $60.00	6	(390)
Carnival Corp.
Expiring April, 2017 at $55.00	3	(1,227)
Celgene Corp.
Expiring June, 2017 at $125.00	3	(1,650)
CenturyLink, Inc.
Expiring May, 2017 at $24.00	5	(325)
Charles Schwab Corp. (The)
Expiring April, 2017 at $44.00	8	(320)
Chesapeake Energy Corp.
Expiring April, 2017 at $7.00	200	(600)
Chevron Corp.
Expiring May, 2017 at $110.00	7	(896)

Company	Number of Contracts	Value

Cisco Systems, Inc.
Expiring May, 2017 at $35.00	18	$(540)
Citigroup, Inc.
Expiring June, 2017 at $62.50	12	(1,548)
Citrix Systems, Inc.
Expiring June, 2017 at $85.00	3	(1,230)
Coca-Cola Co. (The)
Expiring April, 2017 at $42.00	8	(712)
Expiring May, 2017 at $43.00	9	(459)

		(1,171)
Cognizant Technology Solutions Corp., Class A
Expiring May, 2017 at $60.00	5	(1,075)
Colgate-Palmolive Co.
Expiring May, 2017 at $72.50	5	(1,550)
Comcast Corp., Class A
Expiring April, 2017 at $72.5	16	(2,192)
Comerica, Inc.
Expiring May, 2017 at $70.00	3	(696)
Crown Castle International Corp.
Expiring April, 2017 at $90.00	4	(2,016)
Danaher Corp.
Expiring June, 2017 at $85.00	5	(1,350)
DaVita, Inc.
Expiring April, 2017 at $67.50	5	(700)
Deere & Co.
Expiring June, 2017 at $115.00	4	(748)
Delta Air Lines, Inc.
Expiring May, 2017 at $46.00	18	(3,240)
Dominion Resources, Inc.
Expiring April, 2017 at $77.50	5	(525)
Dow Chemical Co. (The)
Expiring June, 2017 at $65.00	4	(600)
Duke Energy Corp.
Expiring April, 2017 at $80.00	5	(1,340)
Emerson Electric Co.
Expiring June, 2017 at $65.00	5	(175)
EOG Resources, Inc.
Expiring April, 2017 at $105.00	3	(54)
Exelon Corp.
Expiring April, 2017 at $36.00	9	(585)
Express Scripts Holding Co.
Expiring May, 2017 at $65.00	5	(1,675)
Exxon Mobil Corp.
Expiring May, 2017 at $82.50	11	(1,606)
Facebook, Inc., Class A
Expiring May, 2017 at $140.00	6	(3,540)
FedEx Corp.
Expiring April, 2017 at $190.00	3	(1,980)
General Electric Co.
Expiring June, 2017 at $30.00	14	(1,064)

www.bridgeway.com	39

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
General Mills, Inc.
Expiring April, 2017 at $65.00	10	$(90)
General Motors Co.
Expiring June, 2017 at $37.00	26	(2,132)
Gilead Sciences, Inc.
Expiring March, 2017 at $70.00	50	(50)
Goodyear Tire & Rubber Co. (The)
Expiring April, 2017 at $32.00	8	(3,440)
Halliburton Co.
Expiring April, 2017 at $50.00	5	(375)
Hasbro, Inc.
Expiring May, 2017 at $105.00	3	(519)
Helmerich & Payne, Inc.
Expiring June, 2017 at $67.50	3	(1,020)
Hewlett Packard Enterprise Co.
Expiring May, 2017 at $23.00	6	(780)
Honeywell International, Inc.
Expiring June, 2017 at $130.00	4	(608)
HP, Inc.
Expiring May, 2017 at $18.00	9	(477)
Intel Corp.
Expiring June, 2017 at $37.00	13	(845)
International Business Machines Corp.
Expiring April, 2017 at $170.00	4	(2,400)
International Paper Co.
Expiring April, 2017 at $55.00	5	(25)
JM Smucker Co. (The)
Expiring April, 2017 at $140.00	4	(44)
Johnson & Johnson
Expiring April, 2017 at $115.00	2	(2,000)
Expiring June, 2017 at $130.00	5	(360)

		(2,360)
Johnson Controls International PLC
Expiring April, 2017 at $45.00	5	(40)
JPMorgan Chase & Co.
Expiring May, 2017 at $95.00	5	(150)
Juniper Networks, Inc.
Expiring April, 2017 at $29.00	16	(720)
Kellogg Co.
Expiring June, 2017 at $77.50	50	(4,000)
KeyCorp.
Expiring April, 2017 at $19.00	14	(182)
Kimberly-Clark Corp.
Expiring May, 2017 at $135.00	4	(960)
Kinross Gold Corp.
Expiring May, 2017 at $4.00	520	(4,680)
Kroger Co. (The)
Expiring April, 2017 at $35.00	7	(14)
Marathon Petroleum Corp.
Expiring April, 2017 at $50.00	7	(1,127)
Marsh & McLennan Cos, Inc.
Expiring April, 2017 at $70.00	5	(2,000)

Company	Number of Contracts	Value
Merck & Co., Inc.
Expiring June, 2017 at $65.00	7	$(959)
Micron Technology, Inc.
Expiring April, 2017 at $27.00	17	(4,284)
Mondelez International, Inc. Class A
Expiring May, 2017 at $45.00	11	(858)
Morgan Stanley
Expiring April, 2017 at $45.00	10	(320)
NIKE, Inc., Class B
Expiring April, 2017 at $55.00	10	(1,450)
Northrop Grumman Corp.
Expiring May, 2017 at $245.00	3	(840)
Occidental Petroleum Corp.
Expiring May, 2017 at $65.00	4	(472)
Omnicom Group, Inc.
Expiring May, 2017 at $85.00	4	(1,280)
Oracle Corp.
Expiring June, 2017 at $42.00	11	(3,410)
PepsiCo, Inc.
Expiring June, 2017 at $115.00	5	(590)
Pfizer, Inc.
Expiring April, 2017 at $32.00	15	(3,375)
Phillips 66
Expiring May, 2017 at $87.50	5	(50)
PNC Financial Services Group, Inc. (The)
Expiring May, 2017 at $125.00	3	(612)
Procter & Gamble Co. (The)
Expiring June, 2017 at $92.50	6	(468)
Progressive Corp. (The)
Expiring May, 2017 at $40.00	6	(294)
Public Storage
Expiring June, 2017 at $230.00	3	(855)
QUALCOMM, Inc.
Expiring June, 2017 at $57.50	3	(678)
Ross Stores, Inc.
Expiring May, 2017 at $67.50	3	(384)
salesforce.com, Inc.
Expiring May, 2017 at $82.50	6	(2,034)
Scripps Networks Interactive, Inc., Class A
Expiring June, 2017 at $80.00	3	(810)
Silver Wheaton Corp.
Expiring April, 2017 at $20.00	25	(1,825)
Simon Property Group, Inc.
Expiring May, 2017 at $170.00	3	(1,860)
Southwest Airlines Co.
Expiring June, 2017 at $55.00	4	(880)
Starbucks Corp.
Expiring April, 2017 at $57.50	5	(675)
State Street Corp.
Expiring May, 2017 at $80.00	3	(810)

40	Quarterly Report | March 31, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Target Corp.
Expiring May, 2017 at $55.00	7	$(1,372)
Texas Instruments, Inc.
Expiring April, 2017 at $77.50	6	(1,980)
Transocean, Ltd.
Expiring May, 2017 at $12.00	300	(30,300)
Twenty-First Century Fox, Inc., Class A
Expiring April, 2017 at $30.00	5	(1,275)
United Continental Holdings, Inc.
Expiring May, 2017 at $67.50	20	(10,700)
United Technologies Corp.
Expiring June, 2017 at $115.00	3	(459)
US Bancorp
Expiring April, 2017 at $55.00	9	(54)
Valero Energy Corp.
Expiring May, 2017 at $70.00	4	(348)
Verizon Communications, Inc.
Expiring April, 2017 at $50.00	7	(98)
Wal-Mart Stores, Inc.
Expiring June, 2017 at $72.50	5	(825)
Wells Fargo & Co.
Expiring April, 2017 at $55.00	15	(2,205)
Yum China Holdings, Inc.
Expiring May, 2017 at $27.50	3	(264)

TOTAL CALL OPTIONS WRITTEN — (0.59%)		(245,954)

(Premiums received $(258,227))

PUT OPTIONS WRITTEN - (0.71%)

AerCap Holdings NV
Expiring April, 2017 at $42.50	65	(585)
Allstate Corp. (The)
Expiring April, 2017 at $77.50	20	(360)
American Airlines Group, Inc.
Expiring April, 2017 at $42.50	100	(8,700)
American Financial Group, Inc.
Expiring June, 2017 at $95.00	17	(4,675)
Apple, Inc.
Expiring March, 2017 at $135.00	35	(35)
Berry Plastics Group, Inc.
Expiring June, 2017 at $50.00	30	(8,250)
Boeing Co. (The)
Expiring May, 2017 at $175.00	25	(11,250)
BP PLC
Expiring April, 2017 at $35.00	130	(9,620)
Citigroup, Inc.
Expiring April, 2017 at $55.00	80	(640)
Conagra Brands, Inc.
Expiring April, 2017 at $40.00	25	(1,125)
Cree, Inc.
Expiring April, 2017 at $26.00	100	(2,300)

Company	Number of Contracts	Value

Expiring April, 2017 at $27.00	70	$(5,250)

		(7,550)
Crown Holdings, Inc.
Expiring April, 2017 at $50.00	40	(1,800)
Darden Restaurants, Inc.
Expiring April, 2017 at $75.00	20	(100)
Deere & Co.
Expiring June, 2017 at $110.00	30	(13,200)
Delphi Automotive PLC
Expiring May, 2017 at $75.00	30	(3,750)
Everest Re Group Ltd.
Expiring April, 2017 at $210.00	20	(800)
Fiat Chrysler Automobiles NV
Expiring June, 2017 at $11.00	400	(32,000)
Goldcorp, Inc.
Expiring April, 2017 at $16.00	259	(34,447)
HCA Holdings, Inc.
Expiring June, 2017 at $85.00	53	(14,310)
Lear Corp.
Expiring April, 2017 at $140.00	11	(1,870)
Nordstrom, Inc.
Expiring April, 2017 at $55.00	20	(17,300)
Owens-Illinois, Inc.
Expiring May, 2017 at $19.00	80	(3,600)
Procter & Gamble Co. (The)
Expiring June, 2017 at $90.00	50	(11,750)
Teradata Corp.
Expiring April, 2017 at $30.00	20	(500)
Tyson Foods, Inc.
Expiring April, 2017 at $62.50	72	(13,320)
United Rentals, Inc.
Expiring June, 2017 at $125.00	36	(29,340)
United Technologies Corp.
Expiring May, 2017 at $110.00	20	(3,300)
United Therapeutics Corp.
Expiring May, 2017 at $150.00	30	(49,890)
Unum Group
Expiring June, 2017 at $47.00	45	(9,225)
Viacom, Inc.
Expiring March, 2017 at $43.00	100	(2,500)

TOTAL PUT OPTIONS WRITTEN — (0.71%)		(295,792)

(Premiums received $(324,315))

TOTAL OPTIONS WRITTEN — (1.30%)		$(541,746)

(Premiums received $(582,542))

www.bridgeway.com	41

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Assets Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$24,262,879	$—	$ —	$24,262,879
U.S. Government Obligations	—	18,978,755	—	18,978,755
Money Market Fund	—	119,264	—	119,264
Investments Purchased with Cash Proceeds from Securities Lending	—	132,214	—	132,214

TOTAL	$24,262,879	$19,230,233	$ —	$43,493,112

	Liabilities Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(406,782)	$(134,964)	$ —	$(541,746)

TOTAL	$(406,782)	$(134,964)	$ —	$(541,746)

See Notes to Schedule of Investments.

42	Quarterly Report | March 31, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2017 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

www.bridgeway.com	43

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Institutional Government Portfolio, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2017, the Ultra-Small Company Market Fund transferred a security with a value of $471,960 from Level 1 to Level 2 as of the end of the period, due to the market becoming inactive. There were no transfers between Level 1 and Level 2 in any of the other Funds. Details regarding transfers into, and transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

44	Quarterly Report | March 31, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2017, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

www.bridgeway.com	45

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2017 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2016	2,218	$388,392	2,502	$491,574
Positions Opened	7,932	1,028,925	8,390	1,408,762
Exercised	(3,474)	(493,189)	(3,456)	(482,383)
Splits	8
Expired	(2,906)	(446,201)	(3,998)	(839,313)
Closed	(1,468)	(219,700)	(1,405)	(254,325)

Outstanding, March 31, 2017	2,310	$258,227	2,033	$324,315

Market Value, March 31, 2017		$(245,954)		$(295,792)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended March 31, 2017.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2017, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 36,412,019	$14,374,578	$112,024,912
Gross depreciation (excess of tax cost over value)	(7,105,220)	(7,445,828)	(30,770,075)

Net unrealized appreciation (depreciation)	$ 29,306,799	$6,928,750	$81,254,837

Cost of investments for income tax purposes	$ 236,105,738	$106,586,664	$316,452,210

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 516,729	$ 6,559,372	$11,999,114
Gross depreciation (excess of tax cost over value)	(97,759)	(1,373,888)	(2,135,664)

Net unrealized appreciation (depreciation)	$ 418,970	$ 5,185,484	$ 9,863,450

Cost of investments for income tax purposes	$5,373,389	$47,418,262	$66,543,707

	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$244,147,820	$ 7,823,391
Gross depreciation (excess of tax cost over value)	(1,867,187)	(458,011)

Net unrealized appreciation (depreciation)	$242,280,633	$ 7,365,380

Cost of investments for income tax purposes	$315,421,482	$36,127,732

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

46	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Aerospace & Defense - 1.31%
AAR Corp.	92,600	$3,114,138
Arotech Corp.*+	94,300	278,185
CPI Aerostructures, Inc.*+	4,700	31,725
Cubic Corp.	24,500	1,293,600
DigitalGlobe, Inc.*	29,800	975,950
Ducommun, Inc.*	43,300	1,246,607
Kratos Defense & Security Solutions, Inc.*	25,000	194,500
LMI Aerospace, Inc.*	52,600	724,828
National Presto Industries, Inc.+	5,020	513,044
Sypris Solutions, Inc.*	6,400	6,784
Triumph Group, Inc.+	20,000	515,000
Vectrus, Inc.*	5,000	111,750

		9,006,111

Air Freight & Logistics - 1.31%
Air T, Inc.*	2,800	56,280
Air Transport Services Group, Inc.*	291,924	4,685,380
Atlas Air Worldwide Holdings, Inc.*	57,700	3,199,465
Radiant Logistics, Inc.*+	69,000	345,000
Wesco Aircraft Holdings, Inc.*	63,800	727,320

		9,013,445

Airlines - 0.85%
Hawaiian Holdings, Inc.*	15,634	726,199
SkyWest, Inc.	148,791	5,096,092

		5,822,291

Auto Components - 2.13%
American Axle & Manufacturing Holdings, Inc.*+	75,000	1,408,500
China Automotive Systems, Inc.*	28,200	140,718
China XD Plastics Co., Ltd.*	163,000	798,700
Commercial Vehicle Group, Inc.*	67,300	455,621
Cooper-Standard Holding, Inc.*	51,000	5,657,430
Modine Manufacturing Co.*	142,900	1,743,380
Shiloh Industries, Inc.*	10,500	143,115
SORL Auto Parts, Inc.*	129,900	501,414
Spartan Motors, Inc.	22,000	176,000
Strattec Security Corp.	10,600	294,680
Superior Industries International, Inc.	115,400	2,925,390
Titan International, Inc.	25,000	258,500
Tower International, Inc.	5,000	135,500
Westport Fuel Systems, Inc.*+	302	290

		14,639,238

Industry Company	Shares	Value

Biotechnology - 0.20%
AMAG Pharmaceuticals, Inc.*+	44,000	$992,200
Applied Genetic Technologies Corp.*	25,000	172,500
Enzon Pharmaceuticals, Inc.	60,300	14,177
PDL BioPharma, Inc.	25,000	56,750
PharmAthene, Inc.	137,777	111 ,806

		1,347,433

Building Products - 1.10%
Alpha Pro Tech, Ltd.*	20,743	57,043
Boise Cascade Co.*	66,000	1,762,200
Gibraltar Industries, Inc.*	53,350	2,198,020
Griffon Corp.	115,900	2,856,935
Quanex Building Products Corp.	35,000	708,750

		7,582,948

Capital Markets - 1.16%
Arlington Asset Investment Corp., Class A+	45,300	640,089
FBR & Co.	600	10,830
GAMCO Investors, Inc., Class A	10,000	295,900
INTL.FCStone, Inc.*	7,000	265,720
Investment Technology Group, Inc.	57,050	1,155,262
JMP Group LLC+	300	1,821
KCG Holdings, Inc., Class A*	159,500	2,843,885
Oppenheimer Holdings, Inc., Class A+	31,093	531,690
Piper Jaffray Cos.	35,500	2,266,675

		8,011,872

Chemicals - 2.79%
American Vanguard Corp.	20,000	332,000
China Green Agriculture, Inc.*	133,000	172,900
Core Molding Technologies, Inc.*	17,000	303,110
Flexible Solutions International, Inc.*	5,000	7,450
FutureFuel Corp.	72,800	1,032,304
Gulf Resources, Inc.*	178,200	317,196
Innophos Holdings, Inc.	10,000	539,700
KMG Chemicals, Inc.	33,200	1,529,524

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Kraton Corp.*	142,150	$4,395,278
Rayonier Advanced Materials, Inc.+	22,600	303,970
Schulman (A.), Inc.	38,608	1,214,222
Stepan Co.	82,000	6,462,420
Trecora Resources*	7,000	77,700
Tredegar Corp.	76,700	1,346,085
Tronox, Ltd., Class A	65,000	1,199,250

		19,233,109

Commercial Banks - 14.95%
1st Constitution Bancorp	3,000	55,350
1st Source Corp.	59,347	2,786,342
Access National Corp.+	2,700	81,054
ACNB Corp.+	1,000	28,850
American National Bankshares, Inc.+	21,800	812,050
American River Bankshares	21,300	315,666
AmeriServ Financial, Inc.	5,000	18,750
Banco Latinoamericano de Comercio Exterior SA, Class E+	70,000	1,941,800
Bank of Commerce Holdings	83,450	892,915
Bankwell Financial Group, Inc.	13,300	457,387
Bar Harbor Bankshares+	18,366	607,547
Bay Bancorp, Inc.*	25,000	196,250
BCB Bancorp, Inc.	10,400	173,160
C&F Financial Corp.	1,200	55,560
Capital City Bank Group, Inc.	83,150	1,778,578
Cardinal Financial Corp.	25,000	748,500
Carolina Bank Holdings, Inc.*Δ+	500	13,505
Cascade Bancorp*	17,726	136,667
CB Financial Services, Inc.	8,000	222,400
Central Pacific Financial Corp.	25,000	763,500
Central Valley Community Bancorp	50,000	1,025,000
Centrue Financial Corp.*	7,500	195,375
Century Bancorp, Inc., Class A	15,200	924,540
Chemung Financial Corp.+	13,500	533,250
Civista Bancshares, Inc.	21,500	476,440
CNB Financial Corp.	83,800	2,001,982
Coastway Bancorp, Inc.*+	1,513	26,175
Codorus Valley Bancorp, Inc.	4,398	113,964
Commerce Union Bancshares, Inc.	1,400	30,450

Industry Company	Shares	Value

Commercial Banks (continued)
Community Bankers Trust Corp.*	40,800	$326,400
Community Financial Corp. (The)	12,500	450,000
Community Trust Bancorp, Inc.	17,500	800,625
ConnectOne Bancorp, Inc.	15,000	363,750
County Bancorp, Inc.	8,237	239,367
DNB Financial Corp.	465	15,810
Eastern Virginia Bankshares, Inc.	28,300	296,584
Enterprise Bancorp, Inc.+	38,775	1,347,819
Enterprise Financial Services Corp.	27,700	1,174,480
Evans Bancorp, Inc.	4,000	153,600
Farmers Capital Bank Corp.	34,400	1,389,760
Farmers National Banc Corp.	150	2,152
Fidelity Southern Corp.	37,623	842,003
Financial Institutions, Inc.	39,300	1,294,935
First BanCorp Puerto Rico*	436,500	2,466,225
First BanCorp Southern Pines NC	114,571	3,355,785
First Bancorp, Inc.+	9,045	246,476
First Bancshares, Inc. (The)+	14,900	424,650
First Business Financial Services, Inc.	16,000	415,360
First Commonwealth Financial Corp.	158,300	2,099,058
First Community Bancshares, Inc.	44,000	1,098,680
First Community Corp.	600	13,200
First Connecticut Bancorp, Inc.+	16,100	399,280
First Financial Corp.	37,000	1,757,500
First Internet Bancorp	1,500	44,250
First Midwest Bancorp, Inc.	129,000	3,054,720
First of Long Island Corp. (The)	18,000	486,900
First United Corp.*	6,626	96,077
First US Bancshares, Inc.	4,000	49,480
Flushing Financial Corp.	44,297	1,190,260
Great Southern Bancorp, Inc.	26,900	1,358,450
Green Bancorp, Inc.*+	52,000	925,600
Heartland Financial USA, Inc.	41,600	2,077,920
Heritage Financial Corp.	69,860	1,729,035
Heritage Oaks Bancorp*	139,800	1,866,330
HomeTrust Bancshares, Inc.*	2,961	69,584

2	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Horizon Bancorp	4,725	$123,890
Independent Bank Group, Inc.	16,900	1,086,670
International Bancshares Corp.	65,687	2,325,320
Lakeland Bancorp, Inc.	102,050	2,000,180
Landmark Bancorp, Inc.	1,102	32,751
LegacyTexas Financial Group, Inc.	10,000	399,000
Mackinac Financial Corp.+	15,800	215,512
MainSource Financial Group, Inc.	67,610	2,226,397
MBT Financial Corp.	60,322	684,655
Mercantile Bank Corp.	44,100	1,517,040
Middleburg Financial Corp.+	21,400	856,856
MidSouth Bancorp, Inc.	17,000	260,100
MidWestOne Financial Group, Inc.	24,860	852,449
MutualFirst Financial, Inc.	18,900	596,295
National Bankshares, Inc.+	2,500	93,875
National Commerce Corp.*+	5,400	197,640
NBT Bancorp, Inc.	10,000	370,700
Nicolet Bankshares, Inc.*	1,355	64,146
Northrim BanCorp, Inc.	30,445	914,872
OFG Bancorp	99,200	1,170,560
Old Line Bancshares, Inc.	50	1,424
Old Second Bancorp, Inc.	54,750	615,938
Opus Bank	1,500	30,225
Orrstown Financial Services, Inc.+	35,500	793,425
Pacific Continental Corp.	55,500	1,359,750
Park Sterling Corp.	248,817	3,062,937
Parke Bancorp, Inc.	330	7,046
Peapack Gladstone Financial Corp.	6,894	203,993
Peoples Bancorp of North Carolina, Inc.	4,800	142,560
Peoples Bancorp, Inc.+	29,200	924,472
Preferred Bank	35,700	1,915,662
Premier Financial Bancorp, Inc.	27,720	582,952
QCR Holdings, Inc.	2,000	84,700
Renasant Corp.	97,046	3,851,756
Republic Bancorp, Inc., Class A	26,550	913,054
S&T Bancorp, Inc.	40,045	1,385,557
Salisbury Bancorp, Inc.	1,183	45,841
Sandy Spring Bancorp, Inc.	7,400	303,326
SB Financial Group, Inc.	28,400	476,552
Shore Bancshares, Inc.	67,012	1,119,771
Sierra Bancorp	77,800	2,134,054
Southern National Bancorp of Virginia, Inc.	30,000	507,900
Stonegate Bank	44,100	2,076,669
Sussex Bancorp	15,000	367,500

Industry Company	Shares	Value

Commercial Banks (continued)
TowneBank	1,642	$53,201
TriCo Bancshares	600	21,318
TriState Capital Holdings, Inc.*	61,900	1,445,365
Triumph Bancorp, Inc.*	20,000	516,000
Two River Bancorp	29,505	521,353
Union Bankshares Corp.	60,966	2,144,784
Univest Corp. of Pennsylvania	92,764	2,402,588
Veritex Holdings, Inc.*	30,400	854,848
WesBanco, Inc.	70,273	2,678,104
Westbury Bancorp, Inc.*	3,750	78,188
Western New England Bancorp, Inc.	83,393	875,626
Xenith Bankshares, Inc.*	41,175	1,044,610

		102,867,069

Commercial Services & Supplies - 3.21%
ACCO Brands Corp.*	364,300	4,790,545
Acme United Corp.+	735	20,654
AMREP Corp.*	19,200	123,072
Appliance Recycling Centers of America, Inc.*	2,900	3,132
ARC Document Solutions, Inc.*	80,000	276,000
Ascent Capital Group, Inc., Class A*	32,000	452,160
CECO Environmental Corp.	25,000	262,750
Civeo Corp.*	231,500	692,185
Command Security Corp.*+	26,800	67,000
Ecology & Environment, Inc., Class A	3,500	35,000
Ennis, Inc.	136,892	2,327,164
Heritage-Crystal Clean, Inc.*+	39,854	546,000
Huron Consulting Group, Inc.*	32,800	1,380,880
James River Group Holdings, Ltd.	70,600	3,025,916
Kelly Services, Inc., Class A	35,500	776,030
McGrath RentCorp	83,300	2,796,381
Performant Financial Corp.*	97,367	285,285
Quad/Graphics, Inc.	59,300	1,496,732
RCM Technologies, Inc.*	55,200	262,752
RR Donnelley & Sons Co.+	38,500	466,235
TRC Cos., Inc.*	63,600	1,109,820
Versar, Inc.*	8,600	14,362

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (continued)
Viad Corp.	17,400	$786,480
Willdan Group, Inc.*	3,900	125,814

		22,122,349

Communications Equipment - 0.30%
Bel Fuse, Inc., Class B	18,500	472,675
Black Box Corp.	54,400	486,880
Comtech Telecommunications Corp.	10,000	147,400
Digi International, Inc.*	45,325	539,368
Harmonic, Inc.*+	700	4,165
Infosonics Corp.*	15,000	8,100
PC-Tel, Inc.	56,700	403,704

		2,062,292

Computers & Peripherals - 0.04%
Concurrent Computer Corp.+	53,600	260,496

Construction & Engineering - 2.51%
Aegion Corp.*	99,341	2,275,902
Goldfield Corp. (The)*	121,000	695,750
Great Lakes Dredge & Dock Corp.*	187,550	750,200
IES Holdings, Inc.*	2,717	49,178
KB Home+	175,900	3,496,892
MasTec, Inc.*	78,700	3,151,935
MYR Group, Inc.*	12,100	496,100
Northwest Pipe Co.*	21,800	342,478
Orion Group Holdings, Inc.*	88,936	664,352
Sterling Construction Co., Inc.*	96,400	891,700
TimkenSteel Corp.*+	55,000	1,040,050
Tutor Perini Corp.*+	107,300	3,412,140

		17,266,677

Consumer Finance - 1.13%
Asta Funding, Inc.*+	20,000	164,000
Consumer Portfolio Services, Inc.*	97,000	456,870
Encore Capital Group, Inc.*+	48,500	1,493,800
EZCORP, Inc., Class A*	102,169	832,677
Green Dot Corp., Class A*	84,600	2,822,256
Nelnet, Inc., Class A	7,800	342,108
Nicholas Financial, Inc.*+	43,400	461,342
Regional Management Corp.*	43,100	837,433
World Acceptance Corp.*+	7,700	398,706

		7,809,192

Industry Company	Shares	Value

Distributors - 0.17%
AMCON Distributing Co.	1,350	$133,785
Essendant, Inc.	27,300	413,595
VOXX International Corp.*	67,100	348,920
Weyco Group, Inc.	10,200	286,416

		1,182,716

Diversified Consumer Services - 0.80%
American Public Education, Inc.*	32,800	751,120
DeVry Education Group, Inc.	22,900	811,805
K12, Inc.*	91,100	1,744,565
Lincoln Educational Services Corp.*	91,900	258,239
Regis Corp.*	168,150	1,970,718

		5,536,447

Diversified Financial Services - 0.86%
Enova International, Inc.*	45,000	668,250
FNFV Group*	114,200	1,513,150
GAIN Capital Holdings, Inc.	139,805	1,164,576
Marlin Business Services Corp.	10,580	272,435
NewStar Financial, Inc.	40,000	423,200
PHH Corp.*	105,050	1,337,286
Summit Financial Group, Inc.+	22,015	474,203
Tiptree, Inc.	10,000	73,000

		5,926,100

Diversified Telecommunication Services - 0.97%
Alaska Communications Systems Group, Inc.*	347,100	642,135
Hawaiian Telcom Holdco, Inc.*	44,500	1,019,495
HC2 Holdings, Inc.*	81,100	502,820
Iridium Communications, Inc.*+	391,325	3,776,286
Lumos Networks Corp.*	5,000	88,500
Windstream Holdings, Inc.+	125,000	681,250

		6,710,486

Electrical Equipment - 0.89%
Broadwind Energy, Inc.*	25,000	208,250
DASAN Zhone Solutions, Inc.*	7,620	47,320
Encore Wire Corp.	16,500	759,000
General Cable Corp.	65,000	1,166,750
Highpower International, Inc.*+	25,923	102,396
II-VI, Inc.*	79,250	2,856,962

4	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
Powell Industries, Inc.	25,000	$861,000
Preformed Line Products Co.	1,000	52,150
Ultralife Corp.*	7,350	39,690

		6,093,518

Electronic Equipment, Instruments & Components - 3.48%
Benchmark Electronics, Inc.*	134,000	4,261,200
Electro Scientific Industries, Inc.*	15,000	104,550
IEC Electronics Corp.*	19,000	72,960
Insight Enterprises, Inc.*	64,800	2,662,632
Kemet Corp.*	57,500	690,000
Key Tronic Corp.*	40,600	298,004
Kimball Electronics, Inc.*	50,400	854,280
PCM, Inc.*	8,769	245,970
Sanmina Corp.*	52,600	2,135,560
ScanSource, Inc.*	36,500	1,432,625
SigmaTron International, Inc.*	2,500	12,375
SMTC Corp.*	7,500	9,600
TTM Technologies, Inc.*+	520,153	8,390,068
Vishay Precision Group, Inc.*	166,448	2,629,878
Wayside Technology Group, Inc.+	7,900	146,940

		23,946,642

Energy Equipment & Services - 2.43%
Atwood Oceanics, Inc.*+	185,000	1,763,050
Bristow Group, Inc.+	45,000	684,450
Dawson Geophysical Co.*	45,000	250,200
ENGlobal Corp.*	60,422	111,781
Era Group, Inc.*	56,800	753,168
Gulf Island Fabrication, Inc.	30,403	351,155
Helix Energy Solutions Group, Inc.*	40,000	310,800
Natural Gas Services Group, Inc.*	68,800	1,792,240
Newpark Resources, Inc.*	101,500	822,150
North Atlantic Drilling, Ltd.*+	100,000	169,000
Pacific Drilling SA*+	73,700	163,614
Parker Drilling Co.*	715,500	1,252,125
PHI, Inc., Non-Voting*	22,300	267,154
Pioneer Energy Services Corp.*	198,300	793,200
SEACOR Holdings, Inc.*	45,900	3,175,821
Seadrill, Ltd.*+	300,000	495,000
Teekay Corp.+	110,000	1,006,500
Unit Corp.*	107,300	2,592,368

		16,753,776

Industry Company	Shares	Value

Food & Staples Retailing - 1.70%
Andersons, Inc. (The)	88,100	$3,338,990
Ingles Markets, Inc., Class A	49,800	2,148,870
SpartanNash Co.	145,946	5,106,651
Village Super Market, Inc., Class A	1,709	45,288
Weis Markets, Inc.	17,500	1,043,875

		11,683,674

Food Products - 0.64%
Alico, Inc.	5,800	153,120
Dean Foods Co.	10,000	196,600
Omega Protein Corp.	123,750	2,481,188
S&W Seed Co.*+	20,000	99,000
Seneca Foods Corp., Class A*+	40,100	1,447,610

		4,377,518

Health Care Equipment & Supplies - 0.35%
AngioDynamics, Inc.*	67,400	1,169,390
Exactech, Inc.*	17,500	441,000
FONAR Corp.*	1,400	24,570
Halyard Health, Inc.*	17,800	678,002
Kewaunee Scientific Corp.	3,000	69,150

		2,382,112

Health Care Providers & Services - 1.38%
Almost Family, Inc.*	600	29,160
Five Star Senior Living, Inc.*	214,650	461,498
InfuSystems Holdings, Inc.*	71,100	163,530
Kindred Healthcare, Inc.	116,350	971,522
LHC Group, Inc.*	1,000	53,900
Magellan Health, Inc.*	26,225	1,810,836
Nobilis Health Corp.*	20,000	34,000
PharMerica Corp.*	36,750	859,950
Select Medical Holdings Corp.*	200,000	2,670,000
Tivity Health, Inc.*	10,000	291,000
Triple-S Management Corp., Class B*	122,300	2,148,811

		9,494,207

Hotels, Restaurants & Leisure - 2.73%
Biglari Holdings, Inc.*	1,600	691,168
Caesars Entertainment Corp.*+	126,600	1,209,030
Century Casinos, Inc.*	59,600	450,576
Del Frisco’s Restaurant Group, Inc.*	39,700	716,585
Del Taco Restaurants, Inc.*	70,000	928,200
El Pollo Loco Holdings, Inc.*+	35,000	418,250
Eldorado Resorts, Inc.*	15,000	283,875

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Flanigan’s Enterprises, Inc.	2,500	$60,625
Fogo De Chao, Inc.*+	10,000	162,500
Golden Entertainment, Inc.	40,000	529,200
International Speedway Corp., Class A	76,456	2,825,049
Intrawest Resorts Holdings, Inc.*+	79,300	1,983,293
Luby’s, Inc.*	181,900	565,709
Marcus Corp. (The)	130,150	4,177,815
Nevada Gold & Casinos, Inc.*+	10,300	21,939
Peak Resorts, Inc.	104,000	587,600
Red Lion Hotels Corp.*	43,905	309,530
Ruby Tuesday, Inc.*	200,300	562,843
Speedway Motorsports, Inc.	120,800	2,275,872

		18,759,659

Household Durables - 1.15%
Bassett Furniture Industries, Inc.	80,500	2,165,450
CSS Industries, Inc.	53,100	1,376,352
Flexsteel Industries, Inc.	11,500	579,600
Hooker Furniture Corp.	15,000	465,750
Libbey, Inc.	15,000	218,700
Lifetime Brands, Inc.	60,900	1,224,090
NACCO Industries, Inc., Class A+	9,250	645,650
P&F Industries, Inc., Class A	696	4,837
UCP, Inc., Class A*	18,200	184,730
ZAGG, Inc.*	145,700	1,049,040

		7,914,199

Household Products - 1.24%
Central Garden & Pet Co., Class A*	245,003	8,506,504

Insurance - 9.12%
1347 Property Insurance Holdings, Inc.*	24,300	195,615
Ambac Financial Group, Inc.*	69,000	1,301,340
American Equity Investment Life Holding Co.	850	20,086
AMERISAFE, Inc.	26,800	1,739,320
Argo Group International Holdings Ltd.	39,160	2,655,048
Baldwin & Lyons, Inc., Class B	75,300	1,841,085
Blue Capital Reinsurance Holdings, Ltd.	12,173	234,939
Citizens, Inc.*+	13,040	96,887
Crawford & Co., Class A	11,600	94,424

Industry Company	Shares	Value

Insurance (continued)
Donegal Group, Inc., Class A	38,200	$673,084
eHealth, Inc.*+	15,000	180,600
EMC Insurance Group, Inc.	46,550	1,306,193
Employers Holdings, Inc.	91,300	3,464,835
FBL Financial Group, Inc., Class A+	50,806	3,325,253
Federated National Holding Co.+	37,288	649,930
Fidelity & Guaranty Life+	40,800	1,134,240
Hallmark Financial Services, Inc.*	57,800	638,690
HCI Group, Inc.+	40,400	1,841,432
Heritage Insurance Holdings, Inc.	35,000	446,950
Horace Mann Educators Corp.	93,600	3,842,280
Independence Holding Co.	15,050	279,930
Infinity Property & Casualty Corp.	20,900	1,995,950
Investors Title Co.	1,000	158,150
Kansas City Life Insurance Co.+	7,000	320,950
Kingstone Cos., Inc.	12,100	192,995
Maiden Holdings, Ltd.	219,500	3,073,000
MBIA, Inc.*	100,000	847,000
National Security Group, Inc. (The)	200	3,216
National Western Life Group, Inc., Class A+	5,614	1,707,554
Navigators Group, Inc. (The)	74,700	4,056,210
NMI Holdings, Inc., Class A*	250,000	2,850,000
OneBeacon Insurance Group Ltd., Class A	163,900	2,622,400
Safety Insurance Group, Inc.	24,000	1,682,400
Selective Insurance Group, Inc.	90,950	4,288,292
State Auto Financial Corp.	55,550	1,524,848
State National Cos, Inc.	25,000	360,000
Stewart Information Services Corp.	87,150	3,850,287
Third Point Reinsurance Ltd.*+	70,000	847,000
United Fire Group, Inc.	78,800	3,370,276
United Insurance Holdings Corp.+	60,000	957,000
Universal Insurance Holdings, Inc.+	86,316	2,114,742

		62,784,431

Internet & Catalog Retail - 0.10%
CafePress, Inc.*	43,400	131,068

6	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet & Catalog Retail (continued)
EVINE Live, Inc.*	50,000	$64,000
FTD Cos., Inc.*	25,380	511,153

		706,221

Internet Software & Services - 0.51%
Autobytel, Inc.*	500	6,265
Blucora, Inc.*	89,297	1,544,838
Liquidity Services, Inc.*	43,550	348,400
Meet Group Inc. (The)*	35,100	206,739
RetailMeNot, Inc.*	70,800	573,480
Sohu.com, Inc.*+	10,000	393,300
Synacor, Inc.*+	64,000	265,600
YuMe, Inc.*	35,700	146,013

		3,484,635

IT Services - 1.79%
Computer Task Group, Inc.	4,400	24,288
Edgewater Technology, Inc.*+	51,100	380,695
Engility Holdings, Inc.*	56,700	1,640,898
Everi Holdings, Inc.*	60,000	287,400
ManTech International Corp., Class A	108,800	3,767,744
ModusLink Global Solutions, Inc.*	105,300	189,540
NCI, Inc., Class A*+	62,804	945,200
NeuStar, Inc., Class A*	64,881	2,150,805
PRGX Global, Inc.*	115,739	740,730
Sykes Enterprises, Inc.*	75,134	2,208,940

		12,336,240

Leisure Equipment & Products - 0.22%
Black Diamond, Inc.*+	13,300	72,485
JAKKS Pacific, Inc.*+	40,600	223,300
Johnson Outdoors, Inc., Class A+	32,779	1,196,434

		1,492,219

Machinery - 2.29%
American Railcar Industries, Inc.+	26,900	1,105,590
Ampco-Pittsburgh Corp.+	24,047	337,860
Babcock & Wilcox Enterprises, Inc.*	35,000	326,900
Briggs & Stratton Corp.	114,300	2,566,035
Chart Industries, Inc.*	67,400	2,354,956
Chicago Rivet & Machine Co.+	1,000	40,530
Cleantech Solutions International, Inc.*	250	712
Columbus McKinnon Corp.	40,400	1,002,728

Industry Company	Shares	Value

Machinery (continued)
Eastern Co. (The)	18,401	$393,781
FreightCar America, Inc.	22,381	280,434
Hardinge, Inc.	86,400	971,136
Hurco Companies, Inc.	17,857	555,353
L.B. Foster Co., Class A	19,900	248,750
L.S. Starrett Co. (The), Class A	27,500	288,750
NN, Inc.	45,500	1,146,600
SPX FLOW, Inc.*	20,000	694,200
Supreme Industries, Inc., Class A	35,805	725,409
TriMas Corp.*	20,000	415,000
Wabash National Corp.+	110,100	2,277,969
WSI Industries, Inc.*+	1,300	4,355

		15,737,048

Marine - 1.13%
Dorian LPG, Ltd.*+	144,000	1,516,320
Frontline, Ltd.+	35,300	237,922
International Seaways, Inc.*	438	8,375
Navios Maritime Acquisition Corp.	56,200	96,664
Navios Maritime Holdings, Inc.*	131,786	246,440
Nordic American Tankers
Ltd.+	131,300	1,074,034
Overseas Shipholding Group, Inc., Class A	16	62
Scorpio Tankers, Inc.+	230,000	1,021,200
Ship Finance International, Ltd.+	185,000	2,719,500
Teekay Tankers, Ltd., Class A+	404,800	829,840

		7,750,357

Media - 1.99%
A.H. Belo Corp., Class A+	37,983	233,595
Beasley Broadcast Group, Inc., Class A	2,500	29,000
Entercom Communications Corp., Class A+	220,225	3,149,218
Eros International PLC*	51,300	528,390
Gannett Co., Inc.+	160,000	1,340,800
Global Sources, Ltd.*	4,200	34,650
Harte-Hanks, Inc.*	83,400	116,760
Insignia Systems, Inc.	4,900	7,252
McClatchy Co. (The), Class A*+	15,432	149,227
New Media Investment Group, Inc.	93,300	1,325,793
Radio One, Inc., Class D*+	800	2,640

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Media (continued)
Reading International, Inc., Class A*	31,209	$484,988
Saga Communications, Inc., Class A	6,765	345,353
Salem Media Group, Inc.	83,452	621,717
Scholastic Corp.	72,800	3,099,096
Time, Inc.	26,350	509,872
Townsquare Media, Inc., Class A*	140,056	1,705,882

		13,684,233

Metals & Mining - 1.83%
Carpenter Technology Corp.	51,600	1,924,680
Coeur Mining, Inc.*+	91,800	741,744
Handy & Harman, Ltd.*	8,150	221,680
Haynes International, Inc.	25,200	960,624
Hecla Mining Co.+	557,000	2,946,530
Kaiser Aluminum Corp.	22,630	1,808,137
Materion Corp.	48,600	1,630,530
Olympic Steel, Inc.	20,000	371,200
Schnitzer Steel Industries, Inc., Class A	59,700	1,232,805
Stillwater Mining Co.*	20,000	345,400
Synalloy Corp.*+	14,000	171,500
Universal Stainless & Alloy Products, Inc.*	16,250	276,250

		12,631,080

Multiline Retail - 0.25%
Fred’s, Inc., Class A+	133,600	1,750,160

Oil, Gas & Consumable Fuels - 8.23%
Adams Resources & Energy, Inc.+	23,100	862,785
Alon USA Energy, Inc.	198,250	2,416,668
Approach Resources, Inc.*+	79,326	199,108
Archrock, Inc.	70,000	868,000
Ardmore Shipping Corp.+	99,700	802,585
Bill Barrett Corp.*+	231,500	1,053,325
Callon Petroleum Co.*	311,300	4,096,708
Clayton Williams Energy, Inc.*+	54,500	7,198,360
Clean Energy Fuels Corp.*	115,000	293,250
Cloud Peak Energy, Inc.*+	157,300	720,434
Delek US Holdings, Inc.	90,000	2,184,300
Denbury Resources, Inc.*+	527,500	1,360,950
DHT Holdings, Inc.+	301,722	1,348,697
Earthstone Energy, Inc.*+	3,202	40,858
EP Energy Corp., Class A*+	300,000	1,425,000
Exterran Corp.*	35,000	1,100,750
Forum Energy Technologies, Inc.*+	148,310	3,070,017

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
GasLog Ltd.+	114,800	$1,762,180
Gastar Exploration, Inc.*+	2,540	3,912
Gran Tierra Energy, Inc.*+	148,100	390,984
Green Plains, Inc.+	90,200	2,232,450
Hallador Energy Co.+	70,000	560,700
Independence Contract Drilling, Inc.*	115,519	636,510
Matador Resources Co.*+	95,000	2,260,050
McDermott International, Inc.*	538,400	3,634,200
Mitcham Industries, Inc.*	15,100	73,990
MRC Global, Inc.*	195,500	3,583,515
New Concept Energy, Inc.*	4,800	8,640
Northern Oil and Gas, Inc.*+	1,000	2,600
Oasis Petroleum, Inc.*	237,000	3,379,620
Oil States International, Inc.*	18,000	596,700
Pacific Ethanol, Inc.*+	1,000	6,850
Renewable Energy Group, Inc.*+	163,885	1,712,598
REX American Resources Corp.*	33,920	3,069,421
Ring Energy, Inc.*+	50,000	541,000
SM Energy Co.+	12,000	288,240
SRC Energy, Inc.*+	110,000	928,400
SunCoke Energy, Inc.*	77,500	694,400
TETRA Technologies, Inc.*+	303,600	1,235,652
W&T Offshore, Inc.*+	800	2,216

		56,646,623

Paper & Forest Products - 0.97%
Clearwater Paper Corp.*	30,500	1,708,000
Mercer International, Inc.	276,250	3,232,125
PH Glatfelter Co.	79,900	1,737,026
Resolute Forest Products, Inc.*	2,000	10,900

		6,688,051

Personal Products - 0.17%
Mannatech, Inc.	8,400	136,920
Natural Alternatives International, Inc.*	18,100	159,280
Nutraceutical International Corp.	28,700	894,005

		1,190,205

Pharmaceuticals - 0.11%
Cumberland Pharmaceuticals, Inc.*	23,000	159,620
Enanta Pharmaceuticals, Inc.*	20,000	616,000

		775,620

8	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services - 2.69%
CBIZ, Inc.*	142,600	$1,932,230
CRA International, Inc.	53,500	1,890,155
FTI Consulting, Inc.*	56,700	2,334,339
Heidrick & Struggles International, Inc.	55,000	1,449,250
ICF International, Inc.*	36,229	1,496,258
Mistras Group, Inc.*+	15,000	320,700
Navigant Consulting, Inc.*	239,600	5,477,256
RPX Corp.*	212,600	2,551,200
SPAR Group, Inc.*	1,500	1,530
TrueBlue, Inc.*	2,750	75,212
VSE Corp.	23,600	962,880

		18,491,010

Real Estate Management & Development - 0.81%
AV Homes, Inc.*+	17,500	287,875
Beazer Homes USA, Inc.*	50,000	606,500
Forestar Group, Inc.*	80,000	1,092,000
M/I Homes, Inc.*	48,000	1,176,000
MDC Holdings, Inc.	60,000	1,803,000
RE/MAX Holdings, Inc., Class A	6,168	366,688
St. Joe Co. (The)*	15,000	255,750

		5,587,813

Road & Rail - 1.64%
ArcBest Corp.	94,500	2,457,000
Celadon Group, Inc.+	8,400	55,020
Covenant Transportation Group, Inc., Class A*+	93,900	1,765,320
Greenbrier Companies., Inc. (The)+	62,800	2,706,680
Marten Transport, Ltd.	152,982	3,587,428
PAM Transportation Services, Inc.*	19,205	312,849
USA Truck, Inc.*+	51,436	378,055

		11,262,352

Semiconductors & Semiconductor Equipment - 2.20%
Alpha & Omega Semiconductor, Ltd.*	214,244	3,682,854
Amkor Technology, Inc.*	202,291	2,344,553
AXT, Inc.*	100,000	580,000
Cohu, Inc.	5,000	92,300
Diodes, Inc.*	105,399	2,534,846
inTEST Corp.*	55,000	346,500
IXYS Corp.	57,500	836,625
Kulicke & Soffa Industries, Inc.*	123,632	2,512,202
Photronics, Inc.*	205,050	2,194,035

		15,123,915

Industry Company	Shares	Value

Software - 0.87%
Ebix, Inc.+	40,000	$2,450,000
GSE Systems, Inc.*	22,500	76,500
Mind CTI Ltd.	200	486
Net 1 UEPS Technologies, Inc.*	252,900	3,092,967
NetSol Technologies, Inc.*+	31,000	158,100
Network-1 Technologies, Inc.	50,000	242,500

		6,020,553

Specialty Retail - 4.62%
Barnes & Noble Education, Inc.*	64,824	621,662
Barnes & Noble, Inc.+	112,000	1,036,000
Big 5 Sporting Goods Corp.+	132,345	1,998,410
Boot Barn Holdings, Inc.*+	54,000	534,060
Caleres, Inc.	73,500	1,941,870
Children’s Place, Inc. (The)+	20,200	2,425,010
Christopher & Banks Corp.*	27,700	40,996
Citi Trends, Inc.	53,900	916,300
Conn’s, Inc.*+	15,000	131,250
Container Store Group, Inc. (The)*+	12,000	50,760
Destination Maternity Corp.*+	9,800	41,748
Express, Inc.*	60,000	546,600
Finish Line, Inc. (The), Class A	53,600	762,728
FirstCash, Inc.	67,788	3,331,780
Genesco, Inc.*	42,500	2,356,625
Group 1 Automotive, Inc.	34,000	2,518,720
Guess?, Inc.+	99,100	1,104,965
Haverty Furniture Cos., Inc.	33,200	808,420
Kirkland’s, Inc.*	10,000	124,000
New York & Co., Inc.*+	126,700	247,065
Party City Holdco, Inc.*+	180,200	2,531,810
Pier 1 Imports, Inc.	100,000	716,000
Rent-A-Center, Inc.+	2,000	17,740
Sears Hometown & Outlet Stores, Inc.*+	10,000	39,000
Shoe Carnival, Inc.+	63,600	1,562,652
Sonic Automotive, Inc., Class A	63,500	1,273,175
Stein Mart, Inc.+	53,000	159,530
Systemax, Inc.	8,500	94,265
Tandy Leather Factory, Inc.*	8,000	65,600
Tilly’s, Inc., Class A	88,300	796,466
Trans World Entertainment Corp.*	70,000	119,000

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
TravelCenters of America LLC*	219,400	$1,338,340
Vera Bradley, Inc.*+	20,000	186,200
Vitamin Shoppe, Inc.*	35,000	705,250
West Marine, Inc.*	42,400	404,496
Zumiez, Inc.*	15,500	283,650

		31,832,143

Textiles, Apparel & Luxury Goods - 0.96%
Abercrombie & Fitch Co., Class A+	124,000	1,479,320
Crown Crafts, Inc.+	13,050	107,662
Delta Apparel, Inc.*	25,500	449,565
Fossil Group, Inc.*+	20,000	349,000
Iconix Brand Group, Inc.*+	70,000	526,400
Movado Group, Inc.+	15,000	374,250
Perry Ellis International, Inc.*+	138,100	2,966,388
Rocky Brands, Inc.	24,300	280,665
Unifi, Inc.*	3,900	110,721

		6,643,971

Thrifts & Mortgage Finance - 3.02%
Bank Mutual Corp.	37,600	353,440
Berkshire Hills Bancorp, Inc.	60,565	2,183,368
Brookline Bancorp, Inc.	45,000	704,250
Charter Financial Corp.	17,500	344,225
Citizens Community Bancorp, Inc.+	15,000	207,300
Eagle Bancorp Montana, Inc.	1,500	30,225
Entegra Financial Corp.*	13,200	312,180
ESSA Bancorp, Inc.	33,100	482,598
Federal Agricultural Mortgage Corp., Class C	21,500	1,237,755
First Financial Northwest, Inc.	35,182	621,666
Hingham Institution for Savings	30	5,306
HMN Financial, Inc.*	23,800	426,020
Home Bancorp, Inc.	31,994	1,079,798
HomeStreet, Inc.*	57,000	1,593,150
HopFed Bancorp, Inc.	18,100	258,830
Meta Financial Group, Inc.	16,477	1,458,214
Ocwen Financial Corp.*+	211,500	1,156,905
Pathfinder Bancorp, Inc.	3,000	43,500
Provident Financial Holdings, Inc.	51,000	951,150
Provident Financial Services, Inc.	69,700	1,801,745

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Riverview Bancorp, Inc.	87,000	$622,050
Security National Financial Corp., Class A*	86,301	586,847
SI Financial Group, Inc.	55,700	782,585
Territorial Bancorp, Inc.	21,200	660,804
Timberland Bancorp, Inc.	39,000	873,600
TrustCo Bank Corp.	55,000	431,750
United Community Bancorp	11,800	207,680
United Community Financial Corp.	324	2,702
Walker & Dunlop, Inc.*	28,975	1,207,968
Waterstone Financial, Inc.	8,000	146,000

		20,773,611

Trading Companies & Distributors - 2.27%
AeroCentury Corp.*+	4,300	41,925
Aircastle, Ltd.	62,100	1,498,473
CAI International, Inc.*	52,600	827,924
General Finance Corp.*+	46,500	237,150
Houston Wire & Cable Co.	46,100	311,175
Kaman Corp.	6,600	317,658
Rush Enterprises, Inc., Class A*	177,700	5,878,316
Rush Enterprises, Inc., Class B*	46,500	1,449,870
Textainer Group Holdings Ltd.	61,900	947,070
Titan Machinery, Inc.*+	43,900	673,426
Veritiv Corp.*	45,200	2,341,360
Willis Lease Finance Corp.*	48,400	1,081,740

		15,606,087

Wireless Telecommunication Services - 0.33%
Spok Holdings, Inc.	118,864	2,258,416

TOTAL COMMON STOCKS - 99.90%		687,569,074

(Cost $505,644,856)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	299

TOTAL WARRANTS - 0.00%		299

(Cost $105,563)

10	Quarterly Report | March 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.50%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	3,470,965	$3,470,965

TOTAL MONEY MARKET FUND - 0.50%			3,470,965

(Cost $3,470,965)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.43%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	16,705,782	16,705,782

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.43%			16,705,782

(Cost $16,705,782)

TOTAL INVESTMENTS - 102.83%			$707,746,120
(Cost $525,927,166)
Liabilities in Excess of Other Assets - (2.83%)			(19,476,975)

NET ASSETS - 100.00%			$688,269,145

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.

^    Rate disclosed as of March 31, 2017.

Δ    Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+    This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $16,244,590 as of March 31, 2017.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$687,555,569	$13,505	$—	$687,569,074
Warrants	299	—	—	299
Money Market Fund	—	3,470,965	—	3,470,965
Investments Purchased with Cash Proceeds from Securities Lending	—	16,705,782	—	16,705,782

TOTAL	$687,555,868	$20,190,252	$—	$707,746,120

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.67%
Aerospace & Defense - 1.24%
AAR Corp.	89,560	$3,011,903
Arotech Corp.*	52,800	155,760
Cubic Corp.	10,000	528,000
DigitalGlobe, Inc.*	29,800	975,950
Ducommun, Inc.*	34,750	1,000,453
Kratos Defense & Security Solutions, Inc.*	10,000	77,800
LMI Aerospace, Inc.*	35,000	482,300
National Presto Industries, Inc.+	9,435	964,257
Triumph Group, Inc.	20,000	515,000
Vectrus, Inc.*	5,000	111,750

		7,823,173

Air Freight & Logistics - 1.27%
Air T, Inc.*	6,700	134,670
Air Transport Services Group, Inc.*	291,526	4,678,992
Atlas Air Worldwide Holdings, Inc.*	41,900	2,323,355
Radiant Logistics, Inc.*	53,200	266,000
Wesco Aircraft Holdings, Inc.*	49,200	560,880

		7,963,897

Airlines - 1.21%
Hawaiian Holdings, Inc.*	56,200	2,610,490
SkyWest, Inc.	145,600	4,986,800

		7,597,290

Auto Components - 2.50%
American Axle & Manufacturing Holdings, Inc.*	83,500	1,568,130
China Automotive Systems, Inc.*+	28,500	142,215
China XD Plastics Co., Ltd.*	17,400	85,260
Commercial Vehicle Group, Inc.*	60,000	406,200
Cooper-Standard Holding, Inc.*	55,510	6,157,724
Metaldyne Performance Group, Inc.	43,900	1,003,115
Modine Manufacturing Co.*	28,900	352,580
Shiloh Industries, Inc.*	10,500	143,115
SORL Auto Parts, Inc.*	74,129	286,138
Spartan Motors, Inc.	88,600	708,800
Strattec Security Corp.	3,600	100,080
Superior Industries International, Inc.	118,700	3,009,045
Titan International, Inc.	136,000	1,406,240

Industry Company	Shares	Value

Auto Components (continued)
Tower International, Inc.	13,000	$352,300
Westport Fuel Systems, Inc.*+	995	955

		15,721,897

Biotechnology - 0.11%
AMAG Pharmaceuticals, Inc.*+	17,000	383,350
Applied Genetic Technologies Corp.*	20,000	138,000
Enzon Pharmaceuticals, Inc.	93,500	21,982
PDL BioPharma, Inc.	25,000	56,750
PharmAthene, Inc.	125,467	101,816

		701,898

Building Products - 0.94%
Alpha Pro Tech, Ltd.*	500	1,375
Boise Cascade Co.*	65,000	1,735,500
Gibraltar Industries, Inc.*	15,706	647,087
Griffon Corp.	115,250	2,840,912
Quanex Building Products Corp.	35,000	708,750

		5,933,624

Capital Markets - 1.10%
Arlington Asset Investment Corp., Class A+	13,700	193,581
Cowen Group, Inc., Class A*+	40,300	602,485
FBR & Co.	775	13,989
Investment Technology Group, Inc.	76,000	1,539,000
KCG Holdings, Inc., Class A*	149,900	2,672,717
Oppenheimer Holdings, Inc., Class A	4,419	75,565
Piper Jaffray Cos.	28,700	1,832,495

		6,929,832

Chemicals - 2.92%
American Vanguard Corp.	34,200	567,720
China Green Agriculture, Inc.*	80,300	104,390
Core Molding Technologies, Inc.*	11,900	212,177
Flexible Solutions International, Inc.*	5,000	7,450
FutureFuel Corp.	54,500	772,810
Gulf Resources, Inc.*	85,750	152,635
Kraton Corp.*	169,500	5,240,940
OMNOVA Solutions, Inc.*	3,300	32,670

12	Quarterly Report | March 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Rayonier Advanced Materials, Inc.+	22,600	$303,970
Schulman (A.), Inc.	92,000	2,893,400
Stepan Co.	65,400	5,154,174
Trecora Resources*	8,600	95,460
Tredegar Corp.	28,900	507,195
Tronox, Ltd., Class A	124,000	2,287,800

		18,332,791

Commercial Banks - 14.97%
1st Constitution Bancorp	5,250	96,862
1st Source Corp.	57,750	2,711,362
Access National Corp.+	600	18,012
ACNB Corp.	600	17,310
American National Bankshares, Inc.	13,060	486,485
American River Bankshares	20,744	307,426
AmeriServ Financial, Inc.	5,000	18,750
Banco Latinoamericano de Comercio Exterior SA, Class E+	47,000	1,303,780
Bank of Commerce Holdings	75,550	808,385
Bankwell Financial Group, Inc.	1,000	34,390
Bar Harbor Bankshares	17,241	570,332
Bay Bancorp, Inc.*	25,000	196,250
BCB Bancorp, Inc.	11,300	188,145
C&F Financial Corp.	2,400	111,120
Camden National Corp.	8,779	386,627
Capital City Bank Group, Inc.	81,250	1,737,938
Cardinal Financial Corp.	24,478	732,871
CB Financial Services, Inc.	7,500	208,500
Central Pacific Financial Corp.	47,100	1,438,434
Central Valley Community Bancorp	51,000	1,045,500
Centrue Financial Corp.*+	4,000	104,200
Century Bancorp, Inc., Class A	14,300	869,798
Chemung Financial Corp.	3,000	118,500
Civista Bancshares, Inc.	19,921	441,449
CNB Financial Corp.+	70,800	1,691,412
Codorus Valley Bancorp, Inc.	4,397	113,937
Community Bankers Trust Corp.*	25,000	200,000
Community Financial Corp. (The)+	3,840	138,240
Community Trust Bancorp, Inc.	32,500	1,486,875

Industry Company	Shares	Value

Commercial Banks (continued)
ConnectOne Bancorp, Inc.	40,000	$970,000
Eastern Virginia Bankshares, Inc.	25,751	269,870
Enterprise Bancorp, Inc.+	53,175	1,848,363
Evans Bancorp, Inc.	9,000	345,600
Farmers Capital Bank Corp.	30,400	1,228,160
Farmers National Banc Corp.	150	2,153
Financial Institutions, Inc.	40,300	1,327,885
First BanCorp Puerto Rico*	469,100	2,650,415
First BanCorp Southern Pines NC	102,856	3,012,652
First Bancorp, Inc.	19,550	532,738
First Bancshares, Inc. (The)+	14,715	419,378
First Business Financial Services, Inc.	14,100	366,036
First Commonwealth Financial Corp.	121,200	1,607,112
First Community Bancshares, Inc.	61,300	1,530,661
First Connecticut Bancorp, Inc.	4,800	119,040
First Financial Corp.	38,830	1,844,425
First Internet Bancorp	1,200	35,400
First Midwest Bancorp, Inc.	115,900	2,744,512
First of Long Island Corp. (The)	27,000	730,350
First United Corp.*	3,975	57,638
First US Bancshares, Inc.+	3,000	37,110
Flushing Financial Corp.	43,300	1,163,471
German American Bancorp, Inc.	500	23,670
Great Southern Bancorp, Inc.	39,850	2,012,425
Green Bancorp, Inc.*+	100,000	1,780,000
Heartland Financial USA, Inc.	26,950	1,346,152
Heritage Financial Corp.	60,102	1,487,524
Heritage Oaks Bancorp*	127,600	1,703,460
HomeTrust Bancshares, Inc.*	50,000	1,175,000
Horizon Bancorp	35,695	935,923
Independent Bank Group, Inc.	17,787	1,143,704
International Bancshares Corp.	64,600	2,286,840
Lakeland Bancorp, Inc.	104,940	2,056,824
Landmark Bancorp, Inc.	2,205	65,533
LCNB Corp.	1,500	35,775
LegacyTexas Financial Group, Inc.	20,000	798,000

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Mackinac Financial Corp.+	13,400	$182,776
MainSource Financial Group, Inc.	41,765	1,375,321
MBT Financial Corp.	62,011	703,825
Mercantile Bank Corp.	2,000	68,800
Middleburg Financial Corp.+	22,463	899,419
MidSouth Bancorp, Inc.	16,000	244,800
MidWestOne Financial Group, Inc.	23,300	798,957
MutualFirst Financial, Inc.	700	22,085
National Bankshares, Inc.+	1,000	37,550
National Commerce Corp.*	10,000	366,000
NBT Bancorp, Inc.	11,434	423,858
Northrim BanCorp, Inc.	24,073	723,394
Norwood Financial Corp.+	1,000	41,120
OFG Bancorp	75,000	885,000
Old Line Bancshares, Inc.	8,050	229,264
Old Second Bancorp, Inc.	30,050	338,062
Opus Bank	5,000	100,750
Orrstown Financial Services, Inc.	28,000	625,800
Pacific Continental Corp.	56,600	1,386,700
Park Sterling Corp.	50,298	619,168
Parke Bancorp, Inc.	1,320	28,182
Peapack Gladstone Financial Corp.	4,968	147,003
Peoples Bancorp of North Carolina, Inc.	4,800	142,560
Peoples Bancorp, Inc.	29,850	945,051
Peoples Financial Services Corp.+	2,600	108,680
Preferred Bank	21,200	1,137,592
Premier Financial Bancorp, Inc.	28,672	602,972
QCR Holdings, Inc.	27,300	1,156,155
Renasant Corp.	88,004	3,492,879
Republic Bancorp, Inc., Class A	25,700	883,823
S&T Bancorp, Inc.	20,700	716,220
Salisbury Bancorp, Inc.	1,183	45,841
Sandy Spring Bancorp, Inc.	14,300	586,157
SB Financial Group, Inc.+	28,952	485,815
Shore Bancshares, Inc.	60,400	1,009,284
Sierra Bancorp	59,400	1,629,342
Southern National Bancorp of Virginia, Inc.	35,000	592,550
Stonegate Bank	29,000	1,365,610
Summit State Bank+	6,250	81,250
Sussex Bancorp	15,000	367,500
TowneBank	743	24,073
TriCo Bancshares	200	7,106

Industry Company	Shares	Value

Commercial Banks (continued)
TriState Capital Holdings, Inc.*	51,760	$1,208,596
Triumph Bancorp, Inc.*	11,600	299,280
Trustmark Corp.	20,800	661,232
Two River Bancorp	36,015	636,385
Union Bankshares Corp.	84,148	2,960,327
Univest Corp. of Pennsylvania	49,415	1,279,848
WesBanco, Inc.	66,385	2,529,932
Westbury Bancorp, Inc.*+	3,750	78,188
Western New England Bancorp, Inc.	83,312	874,776
Xenith Bankshares, Inc.*	26,522	672,863

		94,106,410

Commercial Services & Supplies - 3.56%
ACCO Brands Corp.*	339,800	4,468,370
Acme United Corp.	2,000	56,200
AMREP Corp.*	14,700	94,227
Appliance Recycling Centers of America, Inc.*	2,000	2,160
Ascent Capital Group, Inc., Class A*	30,400	429,552
CECO Environmental Corp.	52,022	546,751
Civeo Corp.*+	214,500	641,355
Command Security Corp.*+	17,800	44,500
Ecology & Environment, Inc., Class A	2,811	28,110
Ennis, Inc.	149,265	2,537,505
Heritage-Crystal Clean, Inc.*	14,246	195,170
Huron Consulting Group, Inc.*	30,300	1,275,630
James River Group Holdings, Ltd.	65,600	2,811,616
Kelly Services, Inc., Class A	68,400	1,495,224
McGrath RentCorp	93,000	3,122,010
Performant Financial Corp.*	93,833	274,931
Quad/Graphics, Inc.	25,000	631,000
RCM Technologies, Inc.*	14,000	66,640
TRC Cos., Inc.*	51,400	896,930
Versar, Inc.*	35,000	58,450
Viad Corp.	57,894	2,616,809
Willdan Group, Inc.*	1,600	51,616

		22,344,756

Communications Equipment - 0.81%
Bel Fuse, Inc., Class B	63,600	1,624,980
Black Box Corp.	23,775	212,786
Comtech Telecommunications Corp.	40,000	589,600
Digi International, Inc.*	30,325	360,868

14	Quarterly Report | March 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
Harmonic, Inc.*+	600	$3,570
KVH Industries, Inc.*	18,200	152,880
NETGEAR, Inc.*	34,930	1,730,782
PC-Tel, Inc.	56,000	398,720

		5,074,186

Computers & Peripherals - 0.00%
Concurrent Computer Corp.	3,400	16,524

Construction & Engineering - 2.43%
Aegion Corp.*	120,300	2,756,073
Goldfield Corp. (The)*	114,000	655,500
Great Lakes Dredge & Dock Corp.*	167,000	668,000
IES Holdings, Inc.*	3,600	65,160
KB Home+	134,700	2,677,836
MasTec, Inc.*	63,500	2,543,175
MYR Group, Inc.*	25,000	1,025,000
Northwest Pipe Co.*	20,100	315,771
Orion Group Holdings, Inc.*	82,028	612,749
Sterling Construction Co., Inc.*	35,000	323,750
TimkenSteel Corp.*	31,600	597,556
Tutor Perini Corp.*+	96,200	3,059,160

		15,299,730

Consumer Finance - 1.02%
Asta Funding, Inc.*	18,500	151,700
Consumer Portfolio Services, Inc.*	116,650	549,422
Encore Capital Group, Inc.*+	16,000	492,800
EZCORP, Inc., Class A*	26,100	212,715
Green Dot Corp., Class A*	56,900	1,898,184
Nelnet, Inc., Class A	26,900	1,179,834
Nicholas Financial, Inc.*	50,200	533,626
Regional Management Corp.*	52,100	1,012,303
World Acceptance Corp.*+	7,000	362,460

		6,393,044

Distributors - 0.18%
AMCON Distributing Co.	1,350	133,785
Essendant, Inc.	20,000	303,000
VOXX International Corp.*	83,064	431,933
Weyco Group, Inc.+	9,900	277,992

		1,146,710

Diversified Consumer Services - 0.79%
American Public Education, Inc.*	27,700	634,330
DeVry Education Group, Inc.	39,000	1,382,550

Industry Company	Shares	Value

Diversified Consumer Services (continued)
K12, Inc.*	84,600	$1,620,090
Lincoln Educational Services Corp.*	134,605	378,240
Regis Corp.*	83,250	975,690

		4,990,900

Diversified Financial Services - 0.87%
Enova International, Inc.*	45,000	668,250
FNFV Group*	105,900	1,403,175
GAIN Capital Holdings, Inc.	146,000	1,216,180
Marlin Business Services Corp.	15,775	406,206
NewStar Financial, Inc.	15,000	158,700
PHH Corp.*	73,300	933,109
Summit Financial Group, Inc.+	11,500	247,710
Tiptree, Inc.+	56,200	410,260

		5,443,590

Diversified Telecommunication Services - 0.90%
Alaska Communications Systems Group, Inc.*	344,187	636,746
Hawaiian Telcom Holdco, Inc.*	17,600	403,216
HC2 Holdings, Inc.*	83,900	520,180
Iridium Communications, Inc.*+	392,125	3,784,006
Windstream Holdings, Inc.+	62,000	337,900

		5,682,048

Electrical Equipment - 0.97%
Broadwind Energy, Inc.*	26,075	217,205
DASAN Zhone Solutions, Inc.*+	6,800	42,228
Encore Wire Corp.	6,500	299,000
General Cable Corp.	120,000	2,154,000
Highpower International, Inc.*+	25,922	102,392
II-VI, Inc.*	63,404	2,285,714
Powell Industries, Inc.	25,000	861,000
Preformed Line Products Co.	1,200	62,580
Ultralife Corp.*	8,350	45,090

		6,069,209

Electronic Equipment, Instruments & Components - 2.90%
Benchmark Electronics, Inc.*	121,800	3,873,240
Electro Scientific Industries, Inc.*	15,000	104,550
IEC Electronics Corp.*	17,700	67,968
Insight Enterprises, Inc.*	44,883	1,844,242

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
KEMET Corp.*	81,500	$978,000
Key Tronic Corp.*	30,500	223,870
Kimball Electronics, Inc.*	59,100	1,001,745
PCM, Inc.*	82,175	2,305,009
Plexus Corp.*	500	28,900
Sanmina Corp.*	68,800	2,793,280
ScanSource, Inc.*	20,000	785,000
SMTC Corp.*	13,500	17,280
TTM Technologies, Inc.*	219,402	3,538,954
Vishay Precision Group, Inc.*	31,667	500,339
Wayside Technology Group, Inc.	7,200	133,920

		18,196,297

Energy Equipment & Services - 2.24%
Atwood Oceanics, Inc.*+	165,000	1,572,450
Bristow Group, Inc.	40,500	616,005
CARBO Ceramics, Inc.*+	500	6,520
Dawson Geophysical Co.*	45,000	250,200
ENGlobal Corp.*	55,878	103,374
Era Group, Inc.*	21,800	289,068
Gulf Island Fabrication, Inc.	28,200	325,710
Helix Energy Solutions Group, Inc.*	75,500	586,635
Natural Gas Services Group, Inc.*	75,888	1,976,882
Newpark Resources, Inc.*	51,000	413,100
North Atlantic Drilling, Ltd.*+	94,500	159,705
Pacific Drilling SA*+	73,700	163,614
Parker Drilling Co.*	544,180	952,315
PHI, Inc., Non-Voting*	3,750	44,925
Pioneer Energy Services Corp.*	163,700	654,800
SEACOR Holdings, Inc.*	30,200	2,089,538
Seadrill, Ltd.*+	300,000	495,000
Teekay Corp.+	105,000	960,750
Unit Corp.*	100,700	2,432,912

		14,093,503

Food & Staples Retailing - 1.89%
Andersons, Inc. (The)	94,700	3,589,130
Ingles Markets, Inc., Class A	92,805	4,004,536
SpartanNash Co.	78,682	2,753,083
Village Super Market, Inc., Class A	11,600	307,400
Weis Markets, Inc.	20,700	1,234,755

		11,888,904

Food Products - 0.57%
Alico, Inc.	8,100	213,840

Industry Company	Shares	Value

Food Products (continued)
Dean Foods Co.	16,600	$326,356
Omega Protein Corp.	123,650	2,479,182
S&W Seed Co.*+	10,000	49,500
Seneca Foods Corp., Class A*	14,650	528,865

		3,597,743

Health Care Equipment & Supplies - 0.43%
AngioDynamics, Inc.*	62,300	1,080,905
Electromed, Inc.*	10,000	49,300
Exactech, Inc.*	17,500	441,000
FONAR Corp.*	3,400	59,670
Halyard Health, Inc.*	27,000	1,028,430
Kewaunee Scientific Corp.	2,500	57,625

		2,716,930

Health Care Providers & Services - 1.33%
Five Star Senior Living, Inc.*	141,650	304,548
InfuSystems Holdings, Inc.*	70,178	161,409
Kindred Healthcare, Inc.	106,700	890,945
LHC Group, Inc.*	500	26,950
Magellan Health, Inc.*	27,125	1,872,981
National Healthcare Corp.	5,982	426,517
Nobilis Health Corp.*+	20,000	34,000
PharMerica Corp.*	5,300	124,020
Select Medical Holdings Corp.*	185,000	2,469,750
Tivity Health, Inc.*	9,500	276,450
Triple-S Management Corp., Class B*	102,100	1,793,897

		8,381,467

Hotels, Restaurants & Leisure - 2.74%
Biglari Holdings, Inc.*	1,600	691,168
Caesars Entertainment Corp.*+	95,000	907,250
Century Casinos, Inc.*	79,200	598,752
Del Frisco’s Restaurant Group, Inc.*	25,000	451,250
Del Taco Restaurants, Inc.*	65,000	861,900
El Pollo Loco Holdings, Inc.*+	35,000	418,250
Eldorado Resorts, Inc.*+	15,000	283,875
Flanigan’s Enterprises, Inc.+	2,500	60,625
Fogo De Chao, Inc.*+	10,000	162,500
Golden Entertainment, Inc.	42,000	555,660
International Speedway Corp., Class A	75,760	2,799,332
Intrawest Resorts Holdings, Inc.*	25,000	625,250
J Alexander’s Holdings, Inc.*	9,700	97,485
Luby’s, Inc.*	155,800	484,538

16	Quarterly Report | March 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Marcus Corp. (The)	136,454	$4,380,173
Nevada Gold & Casinos, Inc.*	10,000	21,300
Peak Resorts, Inc.	93,600	528,840
Red Lion Hotels Corp.*	80,695	568,900
Ruby Tuesday, Inc.*	333,800	937,978
Speedway Motorsports, Inc.	93,963	1,770,263

		17,205,289

Household Durables - 1.21%
Bassett Furniture Industries, Inc.	52,959	1,424,597
CSS Industries, Inc.	68,558	1,777,023
Flexsteel Industries, Inc.	10,500	529,200
Hooker Furniture Corp.	15,000	465,750
Lifetime Brands, Inc.	51,499	1,035,130
NACCO Industries, Inc., Class A	16,450	1,148,210
P&F Industries, Inc., Class A	492	3,419
UCP, Inc., Class A*	16,700	169,505
ZAGG, Inc.*	144,000	1,036,800

		7,589,634

Household Products - 1.22%
Central Garden & Pet Co., Class A*	221,400	7,687,008

Insurance - 8.68%
1347 Property Insurance Holdings, Inc.*	17,500	140,875
Ambac Financial Group, Inc.*	51,900	978,834
American Equity Investment
Life Holding Co.	30,250	714,808
AMERISAFE, Inc.	46,500	3,017,850
Argo Group International Holdings Ltd.	22,865	1,550,247
Baldwin & Lyons, Inc., Class B	43,700	1,068,465
Blue Capital Reinsurance Holdings, Ltd.	11,127	214,751
Citizens, Inc.*+	14,800	109,964
Donegal Group, Inc., Class A	74,100	1,305,642
eHealth, Inc.*	15,000	180,600
EMC Insurance Group, Inc.	39,025	1,095,042
Employers Holdings, Inc.	75,900	2,880,405
FBL Financial Group, Inc., Class A+	45,666	2,988,840
Federated National Holding Co.	38,012	662,549
Fidelity & Guaranty Life	45,000	1,251,000
First Acceptance Corp.*	145,000	195,750
Hallmark Financial Services, Inc.*	50,158	554,246

Industry Company	Shares	Value

Insurance (continued)
HCI Group, Inc.+	20,000	$911,600
Heritage Insurance Holdings, Inc.	20,000	255,400
Horace Mann Educators Corp.	74,950	3,076,698
Independence Holding Co.	14,950	278,070
Infinity Property & Casualty Corp.	9,200	878,600
Investors Title Co.	1,000	158,150
Kansas City Life Insurance Co.+	24,900	1,141,665
Kingstone Cos., Inc.	11,200	178,640
Maiden Holdings, Ltd.	167,450	2,344,300
MBIA, Inc.*	102,800	870,716
National Security Group, Inc. (The)	200	3,216
National Western Life Group, Inc., Class A	5,350	1,627,256
Navigators Group, Inc. (The)	75,300	4,088,790
NMI Holdings, Inc., Class A*	185,000	2,109,000
OneBeacon Insurance Group Ltd., Class A	151,400	2,422,400
Safety Insurance Group, Inc.	31,800	2,229,180
Selective Insurance Group, Inc.	50,100	2,362,215
State Auto Financial Corp.	46,436	1,274,668
State National Cos, Inc.	50,500	727,200
Stewart Information Services Corp.	68,350	3,019,703
Third Point Reinsurance Ltd.*+	100,500	1,216,050
United Fire Group, Inc.	60,900	2,604,693
United Insurance Holdings Corp.+	53,400	851,730
Universal Insurance Holdings, Inc.	40,600	994,700

		54,534,508

Internet & Catalog Retail - 0.12%
CafePress, Inc.*	43,400	131,068
EVINE Live, Inc.*	50,000	64,000
FTD Cos., Inc.*	27,160	547,002

		742,070

Internet Software & Services - 0.52%
Autobytel, Inc.*	600	7,518
Blucora, Inc.*	82,400	1,425,520
Liquidity Services, Inc.*	37,350	298,800
Meet Group Inc. (The)*	41,731	245,796
RetailMeNot, Inc.*	70,000	567,000

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Sohu.com, Inc.*	17,500	$688,275
Synacor, Inc.*	15,000	62,250

		3,295,159

IT Services - 1.49%
Computer Task Group, Inc.	72,400	399,648
Edgewater Technology, Inc.*	11,710	87,240
Engility Holdings, Inc.*	31,650	915,951
ManTech International Corp., Class A	78,882	2,731,684
NCI, Inc., Class A*	60,700	913,535
NeuStar, Inc., Class A*	61,481	2,038,095
PRGX Global, Inc.*	97,300	622,720
Sykes Enterprises, Inc.*	56,750	1,668,450

		9,377,323

Leisure Equipment & Products - 0.48%
JAKKS Pacific, Inc.*+	129,100	710,050
Johnson Outdoors, Inc., Class A	63,850	2,330,525

		3,040,575

Machinery - 2.53%
American Railcar Industries, Inc.+	10,000	411,000
Ampco-Pittsburgh Corp.	64,005	899,270
Art’s-Way Manufacturing Co. Inc.*	5,000	18,000
Babcock & Wilcox Enterprises, Inc.*	10,000	93,400
Briggs & Stratton Corp.	169,450	3,804,153
Chart Industries, Inc.*	63,000	2,201,220
Chicago Rivet & Machine Co.	1,000	40,530
Cleantech Solutions International, Inc.*+	5,625	16,031
Columbus McKinnon Corp.	33,800	838,916
Eastern Co. (The)	20,104	430,226
FreightCar America, Inc.	700	8,771
Hardinge, Inc.	82,600	928,424
Hurco Companies, Inc.	11,015	342,566
Hyster-Yale Materials Handling, Inc.	2,700	152,253
L.B. Foster Co., Class A	18,600	232,500
L.S. Starrett Co. (The), Class A	23,900	250,950
NN, Inc.	47,500	1,197,000
Park-Ohio Holdings Corp.	10,000	359,500
SPX FLOW, Inc.*	20,000	694,200
Supreme Industries, Inc., Class A	30,450	616,917
TriMas Corp.*	19,500	404,625

Industry Company	Shares	Value

Machinery (continued)
Wabash National Corp.+	96,000	$1,986,240
WSI Industries, Inc.*+	1,000	3,350

		15,930,042

Marine - 1.50%
Dorian LPG, Ltd.*+	170,954	1,800,146
Frontline, Ltd.+	30,500	205,570
International Seaways, Inc.*	400	7,647
Navios Maritime Acquisition Corp.	668,800	1,150,336
Navios Maritime Holdings, Inc.*	121,914	227,979
Nordic American Tankers Ltd.+	149,400	1,222,092
Overseas Shipholding Group, Inc., Class A	2,500	9,650
Scorpio Tankers, Inc.+	580,000	2,575,200
Ship Finance International, Ltd.+	95,500	1,403,850
Teekay Tankers, Ltd., Class A	410,010	840,520

		9,442,990

Media - 1.87%
A.H. Belo Corp., Class A	35,000	215,250
Beasley Broadcast Group, Inc., Class A	2,500	29,000
Entercom Communications Corp., Class A+	122,405	1,750,392
Eros International PLC*+	111,750	1,151,025
Gannett Co., Inc.+	45,000	377,100
Global Sources, Ltd.*	5,000	41,250
Harte-Hanks, Inc.*	500	700
McClatchy Co. (The), Class A*	15,432	149,227
New Media Investment Group, Inc.	78,600	1,116,906
Reading International, Inc., Class A*	55,500	862,470
Saga Communications, Inc., Class A	2,250	114,862
Salem Media Group, Inc.	81,200	604,940
Scholastic Corp.	75,950	3,233,192
Time, Inc.	26,350	509,872
Townsquare Media, Inc., Class A*	130,044	1,583,936

		11,740,122

Metals & Mining - 2.46%
Carpenter Technology Corp.	50,400	1,879,920
Coeur Mining, Inc.*+	179,700	1,451,976
Gold Resource Corp.+	20,000	90,400

18	Quarterly Report | March 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Handy & Harman, Ltd.*	30,300	$824,160
Haynes International, Inc.	22,200	846,264
Hecla Mining Co.+	749,000	3,962,210
Kaiser Aluminum Corp.	17,850	1,426,215
Materion Corp.	71,700	2,405,535
Olympic Steel, Inc.	22,300	413,888
Schnitzer Steel Industries, Inc., Class A	66,500	1,373,225
Stillwater Mining Co.*	24,465	422,511
Synalloy Corp.*	5,000	61,250
Universal Stainless & Alloy Products, Inc.*	16,250	276,250

		15,433,804

Multiline Retail - 0.23%
Fred’s, Inc., Class A+	108,450	1,420,695

Oil, Gas & Consumable Fuels - 7.92%
Adams Resources & Energy, Inc.	11,600	433,260
Alon USA Energy, Inc.+	195,600	2,384,364
Approach Resources, Inc.*+	72,174	181,157
Archrock, Inc.	45,000	558,000
Ardmore Shipping Corp.+	123,988	998,103
Bill Barrett Corp.*	100,000	455,000
Callon Petroleum Co.*	122,200	1,608,152
Clayton Williams Energy, Inc.*+	61,100	8,070,088
Clean Energy Fuels Corp.*	100,000	255,000
Cloud Peak Energy, Inc.*	158,700	726,846
Delek US Holdings, Inc.	60,000	1,456,200
Denbury Resources, Inc.*	463,000	1,194,540
DHT Holdings, Inc.+	261,800	1,170,246
Earthstone Energy, Inc.*+	4,000	51,040
EP Energy Corp., Class A*+	340,000	1,615,000
Exterran Corp.*	12,000	377,400
Forum Energy Technologies, Inc.*+	75,000	1,552,500
GasLog Ltd.+	66,700	1,023,845
Gran Tierra Energy, Inc.*	527,700	1,393,128
Green Plains, Inc.+	64,250	1,590,188
Hallador Energy Co.	71,600	573,516
Independence Contract Drilling, Inc.*	108,081	595,526
ION Geophysical Corp.*+	12,666	61,430
Matador Resources Co.*	59,500	1,415,505
McDermott International, Inc.*+	857,000	5,784,750
Mitcham Industries, Inc.*	5,000	24,500
MRC Global, Inc.*	138,020	2,529,907
New Concept Energy, Inc.*+	3,600	6,480
Northern Oil and Gas, Inc.*+	15,000	39,000

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.*	213,000	$3,037,380
Oil States International, Inc.*	18,000	596,700
Pacific Ethanol, Inc.*+	800	5,480
Renewable Energy Group, Inc.*+	348,319	3,639,934
REX American Resources Corp.*	25,250	2,284,872
Ring Energy, Inc.*	28,300	306,206
SM Energy Co.+	22,000	528,440
SRC Energy, Inc.*+	100,000	844,000
SunCoke Energy, Inc.*	45,700	409,472
W&T Offshore, Inc.*	600	1,662

		49,778,817

Paper & Forest Products - 0.81%
Clearwater Paper Corp.*	16,182	906,192
Mercer International, Inc.	109,950	1,286,415
PH Glatfelter Co.	129,500	2,815,330
Resolute Forest Products, Inc.*	15,000	81,750

		5,089,687

Personal Products - 0.21%
Mannatech, Inc.	25,700	418,910
Natural Alternatives International, Inc.*	16,800	147,840
Nutraceutical International Corp.	23,250	724,238

		1,290,988

Pharmaceuticals - 0.02%
Cumberland Pharmaceuticals, Inc.*	20,300	140,882

Professional Services - 2.60%
CBIZ, Inc.*	128,300	1,738,465
CRA International, Inc.	51,000	1,801,830
FTI Consulting, Inc.*	56,500	2,326,105
Heidrick & Struggles International, Inc.	55,440	1,460,844
ICF International, Inc.*	35,000	1,445,500
Navigant Consulting, Inc.*	215,900	4,935,474
RPX Corp.*	105,596	1,267,152
SPAR Group, Inc.*	1,500	1,530
TrueBlue, Inc.*	2,750	75,212
VSE Corp.	31,660	1,291,728

		16,343,840

Real Estate Management & Development - 0.87%
AV Homes, Inc.*+	7,500	123,375
Beazer Homes USA, Inc.*	50,000	606,500
Forestar Group, Inc.*	100,500	1,371,825

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (continued)
Griffin Industrial Realty, Inc.	4,000	$123,800
M/I Homes, Inc.*	31,700	776,650
MDC Holdings, Inc.	29,500	886,475
RE/MAX Holdings, Inc., Class A	26,900	1,599,205

		5,487,830

Road & Rail - 1.13%
ArcBest Corp.	40,400	1,050,400
Celadon Group, Inc.+	2,900	18,995
Covenant Transportation Group, Inc., Class A*	80,650	1,516,220
Greenbrier Companies., Inc. (The)+	58,400	2,517,040
Marten Transport, Ltd.	60,466	1,417,928
PAM Transportation Services, Inc.*	27,527	448,415
USA Truck, Inc.*	21,435	157,547

		7,126,545

Semiconductors & Semiconductor Equipment - 2.05%
Alpha & Omega Semiconductor, Ltd.*	161,905	2,783,147
Amkor Technology, Inc.*	255,200	2,957,768
AXT, Inc.*	25,000	145,000
Brooks Automation, Inc.	500	11,200
Cohu, Inc.	30,000	553,800
Diodes, Inc.*	44,400	1,067,820
inTEST Corp.*	54,500	343,350
IXYS Corp.	39,000	567,450
Kulicke & Soffa Industries, Inc.*	100,300	2,038,096
Photronics, Inc.*	171,470	1,834,729
Sigma Designs, Inc.*	3,800	23,750
Ultra Clean Holdings, Inc.*	32,000	539,840

		12,865,950

Software - 0.79%
Ebix, Inc.+	40,000	2,450,000
GSE Systems, Inc.*	22,500	76,500
Mind CTI Ltd.	500	1,215
Net 1 UEPS Technologies, Inc.*	171,100	2,092,553
NetSol Technologies, Inc.*+	16,680	85,068
Network-1 Technologies, Inc.	50,000	242,500

		4,947,836

Specialty Retail - 4.75%
Barnes & Noble Education, Inc.*	50,560	484,870

Industry Company	Shares	Value

Specialty Retail (continued)
Barnes & Noble, Inc.	141,500	$1,308,875
Big 5 Sporting Goods Corp.	119,603	1,806,005
Boot Barn Holdings, Inc.*+	50,000	494,500
Caleres, Inc.	30,000	792,600
Children’s Place, Inc. (The)	17,900	2,148,895
Christopher & Banks Corp.*	43,200	63,936
Citi Trends, Inc.	76,150	1,294,550
Conn’s, Inc.*+	15,000	131,250
Container Store Group, Inc. (The)*	12,000	50,760
Destination Maternity Corp.*	2,200	9,372
Express, Inc.*	37,000	337,070
Finish Line, Inc. (The), Class A	103,000	1,465,690
FirstCash, Inc.	71,484	3,513,439
Genesco, Inc.*	30,000	1,663,500
Group 1 Automotive, Inc.	33,000	2,444,640
Guess?, Inc.+	87,000	970,050
Haverty Furniture Cos., Inc.	30,300	737,805
Kirkland’s, Inc.*	7,400	91,760
New York & Co., Inc.*	125,700	245,115
Party City Holdco, Inc.*+	115,000	1,615,750
Pier 1 Imports, Inc.	100,000	716,000
Rent-A-Center, Inc.+	800	7,096
Sears Hometown & Outlet Stores, Inc.*	10,000	39,000
Shoe Carnival, Inc.	57,500	1,412,775
Sonic Automotive, Inc.,
Class A	73,500	1,473,675
Stein Mart, Inc.	60,800	183,008
Systemax, Inc.	21,000	232,890
Tilly’s, Inc., Class A	79,900	720,698
Trans World Entertainment Corp.*	30,000	51,000
TravelCenters of America LLC*	189,850	1,158,085
Vitamin Shoppe, Inc.*	25,000	503,750
West Marine, Inc.*	86,000	820,440
Zumiez, Inc.*	48,400	885,720

		29,874,569

Textiles, Apparel & Luxury Goods - 0.90%
Abercrombie & Fitch Co., Class A+	63,000	751,590
Crown Crafts, Inc.+	13,050	107,663
Delta Apparel, Inc.*	23,700	417,831
Iconix Brand Group, Inc.*	80,000	601,600
Movado Group, Inc.	25,600	638,720
Perry Ellis International, Inc.*	135,184	2,903,752
Rocky Brands, Inc.	16,050	185,378

20	Quarterly Report | March 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc.*	2,800	$79,492

		5,686,026

Thrifts & Mortgage Finance - 3.18%
Berkshire Hills Bancorp, Inc.	55,570	2,003,299
Brookline Bancorp, Inc.	30,000	469,500
Charter Financial Corp.	12,500	245,875
Citizens Community Bancorp, Inc.	17,500	241,850
Entegra Financial Corp.*	12,000	283,800
ESSA Bancorp, Inc.	35,000	510,300
Federal Agricultural Mortgage Corp., Class C	13,200	759,924
First Financial Northwest, Inc.	26,400	466,488
Hingham Institution for Savings	1,143	202,140
Home Bancorp, Inc.	15,597	526,399
HomeStreet, Inc.*	54,000	1,509,300
HopFed Bancorp, Inc.	23,500	336,050
Meta Financial Group, Inc.	20,078	1,776,903
Nationstar Mortgage Holdings, Inc.*+	35,000	551,600
Ocwen Financial Corp.*+	200,000	1,094,000
Provident Financial Holdings, Inc.	53,710	1,001,692
Provident Financial Services, Inc.	67,400	1,742,290
Prudential Bancorp, Inc.+	957	17,082
Riverview Bancorp, Inc.	72,478	518,218
Security National Financial Corp., Class A*	14,355	97,614
SI Financial Group, Inc.	30,000	421,500
Territorial Bancorp, Inc.	21,900	682,623
Timberland Bancorp, Inc.	32,000	716,800
TrustCo Bank Corp.	20,000	157,000
United Community Bancorp	10,000	176,000
United Community Financial Corp.	163	1,359
United Financial Bancorp, Inc.	10,000	170,100
Walker & Dunlop, Inc.*	48,175	2,008,416
Waterstone Financial, Inc.	15,000	273,750
WSFS Financial Corp.	23,000	1,056,850

		20,018,722

Industry Company	Shares	Value

Trading Companies & Distributors - 1.90%
AeroCentury Corp.*	4,300	$41,925
Aircastle, Ltd.	55,400	1,336,802
CAI International, Inc.*	48,600	764,964
General Finance Corp.*	119,264	608,246
Houston Wire & Cable Co.	46,100	311,175
Kaman Corp.+	16,500	794,145
Rush Enterprises, Inc., Class A*	48,600	1,607,688
Rush Enterprises, Inc., Class B*	41,700	1,300,206
Textainer Group Holdings Ltd.	30,000	459,000
Titan Machinery, Inc.*	75,500	1,158,170
Veritiv Corp.*	46,133	2,389,689
Willis Lease Finance Corp.*	50,950	1,138,732

		11,910,742

Wireless Telecommunication Services - 0.34%
Spok Holdings, Inc.	111,100	2,110,900

TOTAL COMMON STOCKS - 99.67%		626,558,906

(Cost $452,961,326)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	765

TOTAL WARRANTS - 0.00%		765

(Cost $70,770)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.30%
Fidelity Institutional Government Portfolio Institutional Class	0.60%	1,866,850	1,866,850

TOTAL MONEY MARKET FUND - 0.30%			1,866,850

(Cost $1,866,850)

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2017 (Unaudited)

Rate^		Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.40%
Fidelity Institutional Government Portfolio Institutional Class**	0.60%	59,092,992	$59,092,992

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.40%			59,092,992

(Cost $59,092,992)

TOTAL INVESTMENTS - 109.37%			$687,519,513
(Cost $513,991,938)
Liabilities in Excess of Other Assets - (9.37%)			(58,897,375)

NET ASSETS - 100.00%			$628,622,138

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2017.

^    Rate disclosed as of March 31, 2017.

+    This security or a portion of the security is out on loan as of March 31, 2017. Total loaned securities had a value of $57,555,025 as of March 31, 2017.

LLC - Limited Liability Company
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 03/31/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$626,558,906	$—	$ —	$626,558,906
Warrants	765	—	—	765
Money Market Fund	—	1,866,850	—	1,866,850
Investments Purchased with Cash Proceeds from Securities Lending	—	59,092,992	—	59,092,992

TOTAL	$626,559,671	$60,959,842	$ —	$687,519,513

See Notes to Schedule of Investments.

22	Quarterly Report | March 31, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2017 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Institutional Government Portfolio, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2017, the Omni Small-Cap Value Fund transferred a security with a value of $8,740 from Level 1 to Level 2 as of the end of the period, due to the market becoming inactive. There were no transfers between Level 1 and Level 2 in the Omni Tax-Managed Small-Cap Value Fund as of the end of the period.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

24	Quarterly Report | March 31, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2017, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$206,404,010	$194,649,260
Gross depreciation (excess of tax cost over value)	(24,709,326)	(21,128,078)

Net unrealized appreciation	$181,694,684	$173,521,182

Cost of investments for income tax purposes	$526,051,436	$513,998,331

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs), and partnerships.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Tammira Phillippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date	5/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tammira Phillippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date	5/24/17

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	5/24/17

*	Print the name and title of each signing officer under his or her signature.